UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09645

Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts	02111
(Address of principal executive offices)	(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:	1-617-426-3750

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2008

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO
November 30, 2008 (Unaudited)	Columbia Convertible Securities Fund

		Par ($)	Value ($)*
Convertible Bonds — 73.8%
CONSUMER DISCRETIONARY — 7.9%
Diversified Consumer Services — 0.6%
Sotheby’s
	3.125% 06/15/13(a)	2,000,000	970,000
Stewart Enterprises, Inc.
	3.125% 07/15/14(a)	3,000,000	1,290,000
Diversified Consumer Services Total			2,260,000
Hotels, Restaurants & Leisure — 1.9%
Carnival Corp.
	0.500% 04/29/33(b) (0.000% 10/29/08)	970,000	584,425
International Game Technology
	2.600% 12/15/36(a)	1,648,000	1,516,160
	2.600% 12/15/36	2,002,000	1,841,840
Morgans Hotel Group Co.
	2.375% 10/15/14(a)	1,000,000	353,750
Scientific Games Corp.
	0.750% 12/01/24(a)(b) (0.500% 06/01/10)	3,295,000	2,718,375
	0.750% 12/01/24(b) (0.500% 06/01/10)	800,000	660,000
Hotels, Restaurants & Leisure Total			7,674,550
Leisure Equipment & Products — 0.6%
Eastman Kodak Co.
	3.375% 10/15/33	2,870,000	2,342,637
Leisure Equipment & Products Total			2,342,637
Media — 4.3%
Interpublic Group of Cos., Inc.
	4.250% 03/15/23	5,940,000	3,979,800
Liberty Media Corp.
	3.125% 03/30/23	9,607,000	6,256,559
Omnicom Group, Inc.
	(c) 02/07/31	2,800,000	2,719,500
	(c) 07/31/32	2,900,000	2,686,125
Virgin Media, Inc.
	6.500% 11/15/16(a)	4,000,000	1,665,000
Media Total			17,306,984

1

		Par ($)	Value ($)
Convertible Bonds — (continued)
CONSUMER DISCRETIONARY — (continued)
Specialty Retail — 0.5%
Best Buy Co., Inc.
	2.250% 01/15/22	2,425,000	1,861,188
Specialty Retail Total			1,861,188
CONSUMER DISCRETIONARY TOTAL			31,445,359
CONSUMER STAPLES — 1.9%
Beverages — 1.5%
Molson Coors Brewing Co.
	2.500% 07/30/13	5,690,000	6,088,300
Beverages Total			6,088,300
Food Products — 0.4%
Tyson Foods, Inc.
	3.250% 10/15/13	1,930,000	1,367,887
Food Products Total			1,367,887
CONSUMER STAPLES TOTAL			7,456,187
ENERGY — 7.8%
Energy Equipment & Services — 6.1%
Cameron International Corp.
	2.500% 06/15/26	2,840,000	2,627,000
Hornbeck Offshore Services, Inc.
	1.625% 11/15/26(a)(b) (1.375% 11/15/13)	5,000,000	2,699,000
	1.625% 11/15/26(b) (1.375% 11/15/13)	1,180,000	636,964
Nabors Industries, Inc.
	0.940% 05/15/11	4,870,000	3,932,525
Schlumberger Ltd.
	2.125% 06/01/23	975,000	1,278,469
Transocean, Inc.
	1.500% 12/15/37	6,615,000	4,961,250
	1.625% 12/15/37	9,720,000	8,225,550
Energy Equipment & Services Total			24,360,758
Oil, Gas & Consumable Fuels — 1.7%
Chesapeake Energy Corp.
	2.750% 11/15/35	5,563,000	3,595,089
Massey Energy Co.
	3.250% 08/01/15	2,900,000	1,413,750

2

		Par ($)	Value ($)
Convertible Bonds — (continued)
ENERGY — (continued)
Oil, Gas & Consumable Fuels — (continued)
Peabody Energy Corp.
	4.750% 12/15/41	3,395,000	1,981,831
Oil, Gas & Consumable Fuels Total			6,990,670
ENERGY TOTAL			31,351,428
FINANCIALS — 6.0%
Capital Markets — 1.1%
BlackRock, Inc.
	2.625% 02/15/35	1,800,000	2,313,000
Merrill Lynch & Co., Inc.
	(c) 03/13/32	1,931,000	1,996,268
Capital Markets Total			4,309,268
Insurance — 0.6%
Prudential Financial, Inc.
	0.419% 12/12/36(d)	875,000	861,962
USF&G Corp.
	(c) 03/03/09	1,600,000	1,546,000
Insurance Total			2,407,962
Real Estate Investment Trusts (REITs) — 4.3%
Alexandria Real Estate Equities, Inc.
	3.700% 01/15/27(a)	5,000,000	3,043,750
Boston Properties LP
	2.875% 02/15/37	970,000	715,375
	3.750% 05/15/36	3,893,000	2,837,024
Prologis
	2.250% 04/01/37(a)	4,830,000	1,690,500
	2.250% 04/01/37	1,170,000	409,500
Rayonier TRS Holdings, Inc.
	3.750% 10/15/12(a)	4,500,000	3,780,000
Vornado Realty Trust
	3.625% 11/15/26	6,740,000	4,650,600
Real Estate Investment Trusts (REITs) Total			17,126,749
FINANCIALS TOTAL			23,843,979
HEALTH CARE — 20.0%
Biotechnology — 6.7%
Alexion Pharmaceuticals, Inc.
	1.375% 02/01/12	950,000	2,033,000
Amgen, Inc.
	0.125% 02/01/11	500,000	451,875
	0.125% 02/01/11(a)	2,982,000	2,694,982
	0.375% 02/01/13(a)	3,030,000	2,613,375
	0.375% 02/01/13	3,774,000	3,255,075

3

		Par ($)	Value ($)
Convertible Bonds — (continued)
HEALTH CARE — (continued)
Biotechnology — (continued)
Gilead Sciences, Inc.
	0.500% 05/01/11	4,810,000	5,723,900
	0.625% 05/01/13	970,000	1,174,913
Invitrogen Corp.
	3.250% 06/15/25	4,886,000	4,085,917
Isis Pharmaceuticals, Inc.
	2.625% 02/15/27(a)	1,000,000	897,500
	2.625% 02/15/27	935,000	839,163
PDL BioPharma, Inc.
	2.000% 02/15/12	1,927,000	1,370,579
Vertex Pharmaceuticals, Inc.
	4.750% 02/15/13	1,460,000	1,668,050
Biotechnology Total			26,808,329
Health Care Equipment & Supplies — 7.8%
Beckman Coulter, Inc.
	2.500% 12/15/36(a)	220,000	175,450
	2.500% 12/15/36	3,835,000	3,058,413
China Medical Technologies, Inc.
	4.000% 08/15/13	5,700,000	2,892,750
Fisher Scientific International, Inc.
	3.250% 03/01/24	8,127,000	8,767,001
Hologic, Inc.
	2.000% 12/15/37(b) (0.000% 12/15/13)	7,750,000	4,388,438
Integra LifeSciences Holdings Corp.
	2.750% 06/01/10(a)	3,000,000	2,460,000
Medtronic, Inc.
	1.500% 04/15/11(a)	5,975,000	5,332,687
	1.500% 04/15/11	4,760,000	4,248,300
Health Care Equipment & Supplies Total			31,323,039
Health Care Providers & Services — 1.7%
Chemed Corp.
	1.875% 05/15/14(a)	2,250,000	1,513,125
Emdeon Corp.
	3.125% 09/01/25	1,925,000	1,503,906
Henry Schein, Inc.
	3.000% 08/15/34(a)	3,980,000	3,621,800
Health Care Providers & Services Total			6,638,831

4

		Par ($)	Value ($)
Convertible Bonds — (continued)
HEALTH CARE — (continued)
Health Care Technology — 0.9%
Inverness Medical Innovations, Inc.
	3.000% 05/15/16(a)	6,000,000	3,637,500
Health Care Technology Total			3,637,500
Life Sciences Tool & Services — 0.7%
Millipore Corp.
	3.750% 06/01/26	3,515,000	2,895,481
Life Sciences Tool & Services Total			2,895,481
Pharmaceuticals — 2.2%
Allergan, Inc.
	1.500% 04/01/26(a)	4,180,000	3,897,850
	1.500% 04/01/26	2,035,000	1,897,637
Teva Pharmaceutical Finance Co., BV
	1.750% 02/01/26	1,935,000	1,980,956
Wyeth
	2.621% 01/15/24(d)	905,000	893,326
Pharmaceuticals Total			8,669,769
HEALTH CARE TOTAL			79,972,949
INDUSTRIALS — 9.2%
Aerospace & Defense — 3.7%
DRS Technologies, Inc.
	2.000% 02/01/26(a)	4,450,000	6,135,438
L-3 Communications Corp.
	3.000% 08/01/35	9,566,000	8,836,592
Aerospace & Defense Total			14,972,030
Commercial Services & Supplies — 2.4%
Covanta Holding Corp.
	1.000% 02/01/27	6,900,000	5,882,250
Waste Connections, Inc.
	3.750% 04/01/26	3,823,000	3,617,514
Commercial Services & Supplies Total			9,499,764
Electrical Equipment — 2.4%
General Cable Corp.
	1.000% 10/15/12	1,000,000	530,000
	1.000% 10/15/12(a)	5,500,000	2,915,000
Roper Industries, Inc.
	1.481% 01/15/34(b) (0.000% 01/15/09)	8,025,000	4,534,125
Suntech Power Holdings Co. Ltd.
	0.250% 02/15/12	2,820,000	1,706,100
Electrical Equipment Total			9,685,225

5

		Par ($)	Value ($)
Convertible Bonds — (continued)
INDUSTRIALS — (continued)
Machinery — 0.7%
Barnes Group, Inc.
	3.750% 08/01/25	1,167,000	898,590
Trinity Industries, Inc.
	3.875% 06/01/36	3,795,000	1,873,781
Machinery Total			2,772,371
INDUSTRIALS TOTAL			36,929,390
INFORMATION TECHNOLOGY — 17.6%
Communications Equipment — 1.2%
Arris Group, Inc.
	2.000% 11/15/26	2,435,000	1,455,643
CommScope, Inc.
	1.000% 03/15/24	1,000,000	952,500
Comverse Technology, Inc.
	(c) 05/15/23	2,430,000	2,287,238
Communications Equipment Total			4,695,381
Computers & Peripherals — 1.5%
EMC Corp.
	1.750% 12/01/11	6,370,000	5,852,437
Computers & Peripherals Total			5,852,437
Electronic Equipment & Instruments — 1.5%
Avnet, Inc.
	2.000% 03/15/34	3,768,000	3,659,670
L-1 Identity Solutions, Inc.
	3.750% 05/15/27(a)	5,000,000	2,568,750
Electronic Equipment & Instruments Total			6,228,420
Internet Software & Services — 0.9%
Digital River, Inc.
	1.250% 01/01/24	1,900,000	1,881,000
Equinix, Inc.
	2.500% 04/15/12	2,550,000	1,644,750
Internet Software & Services Total			3,525,750
IT Services — 2.1%
CSG Systems International, Inc.
	2.500% 06/15/24(a)	4,000,000	3,260,000
DST Systems, Inc.
	4.125% 08/15/23(a)	3,930,000	3,718,762
VeriFone Holdings, Inc.
	1.375% 06/15/12(a)	3,000,000	1,406,250
IT Services Total			8,385,012

6

		Par ($)	Value ($)
Convertible Bonds — (continued)
INFORMATION TECHNOLOGY — (continued)
Semiconductors & Semiconductor Equipment — 6.0%
ASM International NV
	4.250% 12/06/11(a)	1,147,000	874,588
	4.250% 12/06/11	738,000	562,725
Cypress Semiconductor Corp.
	1.000% 09/15/09(a)	2,000,000	1,990,000
	1.000% 09/15/09	1,800,000	1,791,000
Intel Corp.
	2.950% 12/15/35(a)	4,125,000	3,104,063
	2.950% 12/15/35	4,743,000	3,569,107
Linear Technology Corp.
	3.000% 05/01/27(a)	2,500,000	1,668,750
	3.125% 05/01/27(a)	565,000	502,850
	3.125% 05/01/27	2,745,000	2,443,050
ON Semiconductor Corp.
	2.625% 12/15/26	6,855,000	3,401,794
Xilinx, Inc.
	3.125% 03/15/37	6,810,000	4,145,587
Semiconductors & Semiconductor Equipment Total			24,053,514
Software — 4.4%
Amdocs Ltd.
	0.500% 03/15/24	3,890,000	3,802,475
Lawson Software, Inc.
	2.500% 04/15/12(a)	3,000,000	2,066,250
Red Hat, Inc.
	0.500% 01/15/24	1,800,000	1,777,500
Shanda Interactive Entertainment Ltd.
	2.000% 09/15/11(a)	1,500,000	1,181,250
Sybase, Inc.
	1.750% 02/22/25(a)	5,240,000	5,613,350
Symantec Corp.
	0.750% 06/15/11(a)	4,000,000	3,400,000
Software Total			17,840,825
INFORMATION TECHNOLOGY TOTAL			70,581,339
MATERIALS — 0.9%
Chemicals — 0.4%
Ferro Corp.
	6.500% 08/15/13	3,350,000	1,721,063
Chemicals Total			1,721,063

7

		Par ($)	Value ($)
Convertible Bonds — (continued)
MATERIALS — (continued)
Containers & Packaging — 0.5%
Sealed Air Corp.
	3.000% 06/30/33(a)	2,000,000	1,822,500
Containers & Packaging Total			1,822,500
MATERIALS TOTAL			3,543,563
TELECOMMUNICATION SERVICES — 1.7%
Wireless Telecommunication Services — 1.7%
Nextel Communications, Inc.
	5.250% 01/15/10	4,540,000	3,779,550
NII Holdings, Inc.
	2.750% 08/15/25	1,875,000	1,528,125
SBA Communications Corp.
	1.875% 05/01/13(a)	3,000,000	1,687,500
Wireless Telecommunication Services Total			6,995,175
TELECOMMUNICATION SERVICES TOTAL			6,995,175
UTILITIES — 0.8%
Multi-Utilities — 0.8%
CMS Energy Corp.
	2.875% 12/01/24	3,940,000	3,368,700
Multi-Utilities Total			3,368,700
UTILITIES TOTAL			3,368,700

	Total Convertible Bonds (cost of $386,353,569)		295,488,069

		Shares
Convertible Preferred Stocks — 13.2%
CONSUMER STAPLES — 0.4%
Food Products — 0.4%
	Bunge Ltd., 5.125%	3,820	1,578,310
Food Products Total			1,578,310
CONSUMER STAPLES TOTAL			1,578,310
ENERGY — 0.7%
Oil, Gas & Consumable Fuels — 0.7%
	El Paso Corp., 4.990% (a)	4,660	2,895,025
Oil, Gas & Consumable Fuels Total			2,895,025
ENERGY TOTAL			2,895,025
FINANCIALS — 5.8%
Banks — 1.4%
	Credit Suisse/New York, 8.000% (e)	326,037	4,258,043
	Wachovia Corp., 7.500%	1,940	1,216,380
Banks Total			5,474,423

8

		Shares	Value ($)
Convertible Preferred Stocks — (continued)
FINANCIALS — (continued)
Insurance — 2.3%
	Alleghany Corp., 5.750%	23,025	5,170,936
	Metlife, Inc., 6.375%	363,070	2,850,100
	XL Capital Ltd., 10.750%	143,000	1,358,500
Insurance Total			9,379,536
Real Estate Investment Trusts (REITs) — 2.1%
	Alexandria Real Estate Equities, Inc., Series D, 7.000%	136,000	1,604,800
	Digital Realty Trust, LP, 5.500%	214,500	3,653,192
	Entertainment Properties Trust, 5.750%	147,000	1,436,102
	Simon Property Group, Inc., 6.000%	39,900	1,516,200
Real Estate Investment Trusts (REITs) Total			8,210,294
FINANCIALS TOTAL			23,064,253
HEALTH CARE — 1.5%
Pharmaceuticals — 1.5%
	Mylan, Inc., 6.500%	6,770	3,994,300
	Schering-Plough Corp., 6.000%	12,600	1,934,100
Pharmaceuticals Total			5,928,400
HEALTH CARE TOTAL			5,928,400
INDUSTRIALS — 0.6%
Road & Rail — 0.6%
	Kansas City Southern, 5.125%	3,191	2,457,070
Road & Rail Total			2,457,070
INDUSTRIALS TOTAL			2,457,070
MATERIALS — 1.0%
Chemicals — 0.1%
	Celanese Corp., 4.250%	36,500	568,305
Chemicals Total			568,305
Metals & Mining — 0.9%
	Freeport-McMoRan Copper & Gold, Inc., 5.500%	970	548,050
	Freeport-McMoRan Copper & Gold, Inc., 6.750%	45,300	1,891,275

9

		Shares	Value ($)
Convertible Preferred Stocks — (continued)
MATERIALS — (continued)
Metals & Mining — (continued)
	Vale Capital Ltd., 5.500%	49,600	1,168,080
Metals & Mining Total			3,607,405
MATERIALS TOTAL			4,175,710
TELECOMMUNICATION SERVICES — 1.1%
Wireless Telecommunication Services — 1.1%
	Crown Castle International Corp., 6.250%	137,185	4,561,401
Wireless Telecommunication Services Total			4,561,401
TELECOMMUNICATION SERVICES TOTAL			4,561,401
UTILITIES — 2.1%
Electric Utilities — 1.2%
	Entergy Corp., 7.625%	96,130	4,806,500
Electric Utilities Total			4,806,500
Independent Power Producers & Energy Traders — 0.9%
	NRG Energy, Inc., 4.000%	2,900	3,480,000
Independent Power Producers & Energy Traders Total			3,480,000
UTILITIES TOTAL			8,286,500

	Total Convertible Preferred Stocks (cost of $87,598,453)		52,946,669
Common Stocks — 4.5%
CONSUMER DISCRETIONARY — 0.6%
Internet & Catalog Retail — 0.6%
	Amazon.com, Inc. (e)	50,000	2,135,000
Internet & Catalog Retail Total			2,135,000
CONSUMER DISCRETIONARY TOTAL			2,135,000
ENERGY — 1.5%
Energy Equipment & Services — 0.8%
	Schlumberger Ltd.	25,000	1,268,500
	Transocean, Inc. (e)	30,000	2,006,400
Energy Equipment & Services Total			3,274,900
Oil, Gas & Consumable Fuels — 0.7%
	Chesapeake Energy Corp.	50,000	859,000

10

		Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Oil, Gas & Consumable Fuels — (continued)
	Devon Energy Corp.	24,000	1,736,160
Oil, Gas & Consumable Fuels Total			2,595,160
ENERGY TOTAL			5,870,060
FINANCIALS — 0.5%
Capital Markets — 0.3%
	T. Rowe Price Group, Inc.	35,000	1,197,350
Capital Markets Total			1,197,350
Insurance — 0.2%
	Aon Corp.	20,000	906,000
Insurance Total			906,000
FINANCIALS TOTAL			2,103,350
HEALTH CARE — 1.9%
Biotechnology — 0.9%
	Genentech, Inc. (e)	49,620	3,800,892
Biotechnology Total			3,800,892
Pharmaceuticals — 1.0%
	Teva Pharmaceutical Industries Ltd., ADR	90,000	3,883,500
Pharmaceuticals Total			3,883,500
HEALTH CARE TOTAL			7,684,392

	Total Common Stocks (cost of $20,705,196)		17,792,802
Investment Company — 0.5%
	SPDR Trust Series 1	20,000	1,799,000

	Total Investment Company (cost of $1,646,992)		1,799,000

		Par ($)
Short-Term Obligation — 8.0%
	Repurchase agreement with Fixed Income Clearing Corp., dated 11/28/08, due 12/01/08 at 0.200%, collateralized by U.S. Government Agency Obligations with various maturities to 03/15/10, market value $32,778,220 (repurchase proceeds $32,131,536)	32,131,000	32,131,000

	Total Short-Term Obligation (cost of $32,131,000)		32,131,000

11

Total Investments — 100.0% (cost of $528,435,210)(f)	$400,157,540

Other Assets & Liabilities, Net — 0.0%	13,114

Net Assets — 100.0%	$400,170,654

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Investments in other open-end investment companies are valued at net asset value.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and ask price.

12

*

On March 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2008, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 – Quoted Prices	$42,572,867	$—
	Level 2 – Other Significant Observable Inputs	349,752,053	—
	Level 3 – Significant		—
	Unobservable Inputs	7,832,620	—
	Total	$400,157,540	$—

The following table reconciles asset balances for the nine month period ending November 30, 2008, in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in	Other Financial
	Securities	Instruments
Balance as of February 29, 2008	$4,752,561	$—
Accretion of discounts/ Amortization of premiums	—	—
Realized loss	(204,640)	—
Change in unrealized depreciation	(56,030)	—
Net sales	(2,495,624)	—
Transfers in Level 3	5,836,353	—
Balance as of November 30, 2008	$7,832,620	$—

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2008, these securities, which are not illiquid, amounted to $93,381,130, which represents 23.3% of net assets.

(b)	Step bond. Shown parenthetically is the next coupon rate to be paid.

(c)	Zero coupon bond.

(d)	The interest rate shown on floating rate or variable rate securities reflects the rate at November 30, 2008.

(e)	Non-income producing security.

(f)	Cost for federal income tax purposes is $528,435,210.

(g)	Unrealized appreciation and depreciation at November 30, 2008, based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$5,080,887	$(133,358,557)	$(128,277,670)

13

For the nine months ended November 30, 2008, transactions in written option contracts were as follows:

	Number of contracts	Premium received
Options outstanding at February 29, 2008	—	$—
Options written	2,410	1,978,136
Options terminated in closing purchase transactions	(2,360)	(1,831,022)
Options exercised	(50)	(147,114)
Options outstanding at November 30, 2008	—	$—

Acronym	Name

ADR	American Depositary Receipt

14

INVESTMENT PORTFOLIO
November 30, 2008 (Unaudited)	Columbia Global Value Fund

		Shares	Value ($)*
Common Stocks — 98.7%
CONSUMER DISCRETIONARY — 8.9%
Automobiles — 1.1%
	Ford Motor Co. (a)	378,311	1,017,657
Automobiles Total			1,017,657
Leisure Equipment & Products — 1.5%
	Eastman Kodak Co.	171,230	1,296,211
Leisure Equipment & Products Total			1,296,211
Media — 1.6%
	Gannett Co., Inc.	168,600	1,468,506
Media Total			1,468,506
Multiline Retail — 1.6%
	Marks & Spencer Group PLC	404,019	1,414,012
Multiline Retail Total			1,414,012
Specialty Retail — 3.1%
	Home Depot, Inc.	118,800	2,745,468
Specialty Retail Total			2,745,468
CONSUMER DISCRETIONARY TOTAL			7,941,854
CONSUMER STAPLES — 9.6%
Food & Staples Retailing — 6.4%
	Carrefour SA	18,500	697,465
	Koninklijke Ahold NV	94,660	1,056,281
	Safeway, Inc.	101,200	2,206,160
	SUPERVALU, Inc.	23,186	276,145
	Wm. Morrison Supermarkets PLC	398,432	1,487,614
Food & Staples Retailing Total			5,723,665
Food Products — 3.2%
	Sara Lee Corp.	135,760	1,246,277
	Unilever NV	70,700	1,652,641
Food Products Total			2,898,918
CONSUMER STAPLES TOTAL			8,622,583
FINANCIALS — 21.7%
Commercial Banks — 13.3%
	Fifth Third Bancorp	147,925	1,414,163
	Intesa Sanpaolo SpA	573,878	1,734,704
	Mitsubishi UFJ Financial Group, Inc.	383,100	2,094,788
	Mizuho Financial Group, Inc.	748	1,970,524
	National City Corp.	860,000	1,728,600
	Royal Bank of Scotland Group PLC	529,764	452,347
	Royal Bank of Scotland Group PLC (b)	13,580	11,487
	Sumitomo Mitsui Financial Group, Inc.	491	1,801,584

1

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Commercial Banks — (continued)
	Wachovia Corp.	126,365	710,171
Commercial Banks Total			11,918,368
Diversified Financial Services — 3.6%
	Bank of America Corp. (c)	71,524	1,162,265
	CIT Group, Inc.	175,538	586,297
	Citigroup, Inc.	176,531	1,463,442
Diversified Financial Services Total			3,212,004
Insurance — 4.8%
	Aegon NV	318,682	1,516,102
	Mitsui Sumitomo Insurance Group Holdings, Inc.	82,000	1,945,242
	Tokio Marine Holdings, Inc.	37,300	908,047
Insurance Total			4,369,391
Thrifts & Mortgage Finance — 0.0%
	Washington Mutual, Inc.	270,544	13,257
Thrifts & Mortgage Finance Total			13,257
FINANCIALS TOTAL			19,513,020
HEALTH CARE — 20.8%
Health Care Equipment & Supplies — 1.9%
	Boston Scientific Corp. (a)	282,336	1,742,013
Health Care Equipment & Supplies Total			1,742,013
Health Care Providers & Services — 0.3%
	Tenet Healthcare Corp. (a)	217,800	263,538
Health Care Providers & Services Total			263,538
Pharmaceuticals — 18.6%
	AstraZeneca PLC	66,500	2,517,525
	Bristol-Myers Squibb Co.	102,592	2,123,655
	Daiichi Sankyo Co., Ltd.	47,100	970,380
	GlaxoSmithKline PLC	157,920	2,740,864
	Pfizer, Inc.	175,500	2,883,465
	Sanofi-Aventis SA	47,749	2,648,610
	Wyeth	78,300	2,819,583
Pharmaceuticals Total			16,704,082
HEALTH CARE TOTAL			18,709,633
INFORMATION TECHNOLOGY — 15.8%
Communications Equipment — 4.6%
	Alcatel-Lucent (a)	697,000	1,483,758
	Alcatel-Lucent, ADR (a)	90,202	193,032
	Motorola, Inc.	93,600	403,416

2

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Communications Equipment — (continued)
	Nortel Networks Corp. (a)	73,780	42,055
	Telefonaktiebolaget LM Ericsson, Class B	273,920	1,948,238
Communications Equipment Total			4,070,499
Computers & Peripherals — 1.9%
	Dell, Inc. (a)	151,610	1,693,484
Computers & Peripherals Total			1,693,484
Electronic Equipment & Instruments — 2.1%
	FUJIFILM Holdings Corp.	38,000	919,094
	Hitachi Ltd.	214,000	992,154
Electronic Equipment & Instruments Total			1,911,248
IT Services — 0.2%
	Unisys Corp. (a)	201,500	135,005
IT Services Total			135,005
Office Electronics — 1.8%
	Xerox Corp.	235,300	1,644,747
Office Electronics Total			1,644,747
Semiconductors & Semiconductor Equipment — 4.0%
	Intel Corp.	68,159	940,594
	Micron Technology, Inc. (a)	464,600	1,273,004
	STMicroelectronics NV	207,600	1,366,933
Semiconductors & Semiconductor Equipment Total			3,580,531
Software — 1.2%
	Microsoft Corp.	54,600	1,104,012
Software Total			1,104,012
INFORMATION TECHNOLOGY TOTAL			14,139,526
MATERIALS — 1.7%
Chemicals — 1.7%
	Akzo Nobel NV	28,900	987,251
	Dow Chemical Co.	27,800	515,690
Chemicals Total			1,502,941
MATERIALS TOTAL			1,502,941
TELECOMMUNICATION SERVICES — 20.2%
Diversified Telecommunication Services — 20.2%
	AT&T, Inc.	62,827	1,794,339
	Brasil Telecom Participacoes SA, ADR	33,351	1,380,064
	Deutsche Telekom AG, Registered Shares	229,103	3,188,177
	Fairpoint Communications, Inc.	1,252	4,382
	KT Corp., ADR	51,520	584,237

3

	Shares	Value ($)
Common Stocks — (continued)
TELECOMMUNICATION SERVICES — (continued)
Diversified Telecommunication Services — (continued)
Nippon Telegraph & Telephone Corp.	628	2,732,959
Tele Norte Leste Participacoes SA, ADR	44,200	648,856
Telecom Italia SpA	2,324,193	3,176,014
Telecom Italia SpA, Savings Shares	565,300	484,790
Telefonica SA	42,374	860,237
Telefonos de Mexico SA de CV, ADR, Class L	42,100	730,856
Telmex Internacional SAB de CV, ADR	42,100	407,949
Verizon Communications, Inc.	66,400	2,167,960
Diversified Telecommunication Services Total		18,160,820
TELECOMMUNICATION SERVICES TOTAL		18,160,820

Total Common Stocks (cost of $162,551,041)		88,590,377

		Par ($)
Corporate Fixed-Income Bonds & Notes — 0.5%
TECHNOLOGY — 0.5%
Semiconductors — 0.5%
Micron Technology, Inc.
	1.875% 06/01/14	1,356,000	423,750
Semiconductors Total			423,750
TECHNOLOGY TOTAL			423,750

	Total Corporate Fixed-Income Bonds & Notes (cost of $1,356,000)		423,750

		Units
Warrants — 0.4%
FINANCIALS — 0.4%
Commercial Banks — 0.4%
	National City Corp. Expires 04/20/13 (a)(d)	215,000	375,740
Commercial Banks Total			375,740
FINANCIALS TOTAL			375,740

	Total Warrants (cost of $—)		375,740

	Total Investments — 99.6% (cost of $163,907,041)(e)(f)		89,389,867

	Other Assets & Liabilities, Net — 0.4%		401,244

	Net Assets — 100.0%		89,791,111

4

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On March 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2008, in valuing the Fund’s assets:

5

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 – Quoted Prices	$42,830,554	$—
Level 2 – Other Significant Observable Inputs	46,183,573	—
Level 3 – Significant Unobservable Inputs	375,740	—
Total	$89,389,867	$—

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party pricing service may be employed for purposes of fair market valuation.

The following table reconciles asset balances for the nine months ending November 30, 2008, in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in	Other Financial
	Securities	Instruments
Balance as of February 29, 2008	$887,095	$—
Accretion of discounts/Amortization of premiums	—	—
Realized gain (loss)	—	—
Change in unrealized depreciation	(511,355)	—
Net purchase/(sales)	—	—
Transfers in and or out of Level 3	—	—
Balance as of November 30, 2008	$375,740	$—

(a)	Non-income producing security.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2008, this security, which is not illiquid, amounted to $11,487, which represents less than 0.1 % of net assets.

(c)	Investments in affiliates during the nine months ended November 30, 2008:

	Security name: Bank of America Corp.

	Shares as of 02/29/08:	—
	Shares purchased:	71,524
	Shares sold:	—
	Shares as of 11/30/08:	71,524
	Net realized gain (loss):	$—
	Dividend income earned:	$104,660
	Value at end of period:	$1,162,265

(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(e)	Cost for federal income tax purposes is $163,907,041.

(f)	Unrealized appreciation and depreciation at November 30, 2008, based on cost of investments for federal income tax purposes was:

6

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$6,206,815	$(80,723,989)	$(74,517,174)

Acronym	Name

ADR	American Depositary Receipt

7

INVESTMENT PORTFOLIO
November 30, 2008 (Unaudited)	Columbia International Value Fund

		Value ($)
Investment Company — 100.2%
	Investment in Columbia Funds Master Investment Trust, LLC, Columbia International Value Master Portfolio*	1,441,712,611

	Total Investments — 100.2%	1,441,712,611

	Other Assets & Liabilities, Net — (0.2)%	(2,451,058)

	Net Assets — 100.0%	1,439,261,553

*     The investment portfolio of the Columbia International Value Master Portfolio is included below.  Columbia International Value Fund invests only in Columbia International Value Master Portfolio.  At November 30, 2008, Columbia International Value Fund owned 86.6% of Columbia International Value Master Portfolio.

1

INVESTMENT PORTFOLIO
November 30, 2008 (Unaudited)	Columbia International Value Master Portfolio

		Shares	Value ($)*
Common Stocks — 99.4%
CONSUMER DISCRETIONARY — 5.1%
Automobiles — 0.4%
	Nissan Motor Co., Ltd.	1,330,900	4,443,721
	Renault SA	125,200	2,764,704
Automobiles Total			7,208,425
Household Durables — 1.1%
	Sony Corp.	897,900	17,429,765
Household Durables Total			17,429,765
Media — 1.7%
	British Sky Broadcasting Group PLC	1,083,100	7,398,091
	ITV PLC	37,586,400	20,740,559
Media Total			28,138,650
Multiline Retail — 1.0%
	Marks & Spencer Group PLC, ADR	2,485,740	17,221,207
Multiline Retail Total			17,221,207
Specialty Retail — 0.9%
	Kingfisher PLC	7,819,700	14,384,875
Specialty Retail Total			14,384,875
CONSUMER DISCRETIONARY TOTAL			84,382,922
CONSUMER STAPLES — 9.6%
Food & Staples Retailing — 7.4%
	Carrefour SA	891,160	33,597,469
	Koninklijke Ahold NV	3,259,532	36,372,087
	Seven & I Holdings Co., Ltd.	694,900	19,678,580
	Wm. Morrison Supermarkets PLC	9,146,065	34,148,383
Food & Staples Retailing Total			123,796,519
Food Products — 2.2%
	Unilever NV	1,536,504	35,916,403
Food Products Total			35,916,403
CONSUMER STAPLES TOTAL			159,712,922
FINANCIALS — 18.4%
Commercial Banks — 11.4%
	Barclays PLC (a)	4,818,407	12,680,598
	Chuo Mitsui Trust Holdings, Inc.	1,436,000	5,384,450
	Credit Agricole SA(b)	239,032	2,648,953
	Credit Agricole SA	717,100	8,021,770
	HSBC Holdings PLC	1,980,044	21,589,080
	Hypo Real Estate Holding AG, ADR	253,261	890,187
	Intesa Sanpaolo SpA (a)	8,435,186	25,497,665
	Mitsubishi UFJ Financial Group, Inc.	7,873,531	43,052,403
	Mizuho Financial Group, Inc.	15,183	39,997,954

1

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Commercial Banks — (continued)
	Natixis (b)	3,244,946	6,560,632
	Natixis	2,080,100	4,242,427
	Royal Bank of Scotland Group PLC, ADR	20,467	359,810
	Royal Bank of Scotland Group PLC(b)	416,280	352,131
	Royal Bank of Scotland Group PLC	681,186	584,738
	San-In Godo Bank Ltd.	233,000	1,702,624
	Sumitomo Mitsui Financial Group, Inc.	2,501	9,176,706
	Yamaguchi Financial Group, Inc.	754,000	7,107,678
Commercial Banks Total			189,849,806
Consumer Finance — 1.0%
	Aiful Corp.	2,149,600	5,504,833
	Takefuji Corp.	1,689,230	11,872,044
Consumer Finance Total			17,376,877
Insurance — 6.0%
	Aegon NV	5,311,757	25,270,228
	Mitsui Sumitomo Insurance Group Holdings, Inc.	1,703,000	40,399,353
	Sompo Japan Insurance, Inc.	832,000	4,823,382
	Tokio Marine Holdings, Inc.	1,021,900	24,877,567
	XL Capital Ltd., Class A	880,000	4,426,400
Insurance Total			99,796,930
FINANCIALS TOTAL			307,023,613
HEALTH CARE — 17.3%
Pharmaceuticals — 17.3%
	AstraZeneca PLC	1,416,085	53,609,471
	Daiichi Sankyo Co., Ltd.	852,600	17,565,739
	GlaxoSmithKline PLC	2,911,948	50,539,852
	Ono Pharmaceutical Co., Ltd.	1,486,700	65,585,092
	Sanofi-Aventis SA	1,212,986	67,283,652
	Taisho Pharmaceutical Co., Ltd.	382,000	6,838,423
	Takeda Pharmaceutical Co., Ltd.	565,400	27,323,613
Pharmaceuticals Total			288,745,842
HEALTH CARE TOTAL			288,745,842
INDUSTRIALS — 1.1%
Commercial Services & Supplies — 1.1%
	Contax Participacoes SA, ADR	2,827,200	2,125,206

2

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Commercial Services & Supplies — (continued)
Dai Nippon Printing Co., Ltd.	1,555,000	16,459,715
Commercial Services & Supplies Total		18,584,921
INDUSTRIALS TOTAL		18,584,921
INFORMATION TECHNOLOGY — 13.7%
Communications Equipment — 4.2%
Alcatel-Lucent (a)	9,071,300	19,310,783
Nortel Networks Corp. (a)	1,592,130	907,514
Telefonaktiebolaget LM Ericsson, Class B	6,990,668	49,720,673
Communications Equipment Total		69,938,970
Computers & Peripherals — 0.7%
NEC Corp.	3,879,000	10,911,121
Computers & Peripherals Total		10,911,121
Electronic Equipment & Instruments — 3.5%
FUJIFILM Holdings Corp.	693,405	16,771,178
Hitachi Ltd.	3,889,000	18,030,308
TDK Corp.	185,000	6,272,486
Tyco Electronics Ltd.	1,038,543	17,115,189
Electronic Equipment & Instruments Total		58,189,161
Semiconductors & Semiconductor Equipment — 5.3%
Infineon Technologies AG (a)	1,748,573	4,152,523
Qimonda AG, ADR (a)	861,840	163,750
Rohm Co., Ltd.	725,400	34,610,769
STMicroelectronics NV	4,215,100	27,754,131
United Microelectronics Corp.	90,032,817	22,080,810
Semiconductors & Semiconductor Equipment Total		88,761,983
INFORMATION TECHNOLOGY TOTAL		227,801,235
MATERIALS — 1.2%
Chemicals — 1.2%
Akzo Nobel NV	564,100	19,270,172
Chemicals Total		19,270,172
MATERIALS TOTAL		19,270,172
TELECOMMUNICATION SERVICES — 28.5%
Diversified Telecommunication Services — 25.6%
Brasil Telecom Participacoes SA, ADR	314,523	13,014,962
Deutsche Telekom AG, Registered Shares	4,885,600	67,987,570
France Telecom SA	1,698,812	43,841,242
KT Corp., ADR	1,730,090	19,619,221
Nippon Telegraph & Telephone Corp.	13,559	59,006,667

3

		Shares	Value ($)
Common Stocks — (continued)
TELECOMMUNICATION SERVICES — (continued)
Diversified Telecommunication Services — (continued)
	Portugal Telecom SGPS SA, ADR	5,584,476	41,492,657
	Swisscom AG, ADR	1,367,800	39,103,350
	Tele Norte Leste Participacoes SA, ADR	2,264,400	33,241,392
	Telecom Corp. of New Zealand Ltd., ADR	2,168,604	14,638,077
	Telecom Italia SpA	16,491,810	22,536,090
	Telecom Italia SpA, Savings Shares	10,039,010	8,609,259
	Telefonica SA, ADR	362,381	22,119,736
	Telefonos de Mexico SA de CV, ADR, Class L	1,405,640	24,401,910
	Telmex Internacional SAB de CV, ADR	1,613,640	15,636,172
Diversified Telecommunication Services Total			425,248,305
Wireless Telecommunication Services — 2.9%
	SK Telecom Co. Ltd., ADR	1,267,039	20,538,702
	SK Telecom Co., Ltd.	160,077	23,567,265
	Telemig Celular Participacoes SA	20,203	634,374
	Tim Participacoes SA, ADR	127,738	2,197,094
	Vivo Participacoes SA, ADR (a)	172,874	2,145,366
Wireless Telecommunication Services Total			49,082,801
TELECOMMUNICATION SERVICES TOTAL			474,331,106
UTILITIES — 4.5%
Electric Utilities — 4.5%
	Centrais Electricas Brasileiras SA, ADR	3,511,667	40,921,807
	Korea Electric Power Corp., ADR	3,610,950	33,581,835
Electric Utilities Total			74,503,642
UTILITIES TOTAL			74,503,642
	Total Common Stocks (cost of $2,662,421,956)		1,654,356,375

4

Value ($)
Total Investments — 99.4% (cost of $2,662,421,956)(c)(d)	1,654,356,375

Other Assets & Liabilities, Net — 0.6%	9,794,300

Net Assets — 100.0%	1,664,150,675

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On March 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

The following table summarizes the inputs used, as of November 30, 2008, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 — Quoted Prices	$305,337,510	$—
	Level 2 — Other Significant Observable Inputs	1,349,018,865	—
	Level 3 — Significant Unobservable Inputs	—	—
	Total	$1,654,356,375	$—

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party pricing service may be employed for purposes of fair market valuation.

(a)	Non-income producing security.

(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2008, these securities, which are not illiquid, amounted to $9,561,716 which represents 0.6% of net assets.

(c)	Cost for federal income tax purposes is $2,662,421,956.

(d)	Unrealized appreciation and depreciation at November 30, 2008, based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$129,145,968	$(1,137,211,549)	$(1,008,065,581)

Acronym	Name

ADR	American Depositary Receipt

6

INVESTMENT PORTFOLIO
November 30, 2008 (Unaudited)	Columbia Large Cap Core Fund

		Shares	Value ($)*
Common Stocks — 98.6%
CONSUMER DISCRETIONARY — 7.8%
Hotels, Restaurants & Leisure — 2.0%
	Burger King Holdings, Inc.	192,780	4,146,698
	McDonald’s Corp. (a)	190,804	11,209,735
	Starwood Hotels & Resorts Worldwide, Inc.	210,315	3,545,911
Hotels, Restaurants & Leisure Total			18,902,344
Media — 3.2%
	Comcast Corp., Class A	571,580	9,911,197
	DIRECTV Group, Inc. (b)	257,863	5,675,565
	News Corp., Class A	290,276	2,293,180
	Time Warner, Inc.	1,062,820	9,618,521
	Walt Disney Co.	112,601	2,535,775
Media Total			30,034,238
Multiline Retail — 0.6%
	Dollar Tree, Inc. (b)	58,501	2,478,102
	Kohl’s Corp. (b)	95,304	3,112,629
Multiline Retail Total			5,590,731
Specialty Retail — 1.2%
	Home Depot, Inc.	189,158	4,371,441
	Lowe’s Companies, Inc.	129,206	2,669,396
	Staples, Inc.	239,456	4,156,956
Specialty Retail Total			11,197,793
Textiles, Apparel & Luxury Goods — 0.8%
	NIKE, Inc., Class B	69,843	3,719,140
	Polo Ralph Lauren Corp.	78,368	3,385,497
Textiles, Apparel & Luxury Goods Total			7,104,637
CONSUMER DISCRETIONARY TOTAL			72,829,743
CONSUMER STAPLES — 12.4%
Beverages — 2.4%
	Coca-Cola Co. (a)	252,312	11,825,863
	PepsiCo, Inc.	191,918	10,881,751
Beverages Total			22,707,614
Food & Staples Retailing — 3.5%
	BJ’s Wholesale Club, Inc. (b)	107,297	3,839,087
	CVS Caremark Corp.	128,030	3,703,908
	Kroger Co.	141,999	3,927,692
	Wal-Mart Stores, Inc.	375,834	21,001,604
Food & Staples Retailing Total			32,472,291

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Food Products — 1.5%
	Campbell Soup Co.	168,039	5,385,650
	H.J. Heinz Co.	111,077	4,314,231
	J. M. Smucker Co.	84,731	3,844,245
Food Products Total			13,544,126
Household Products — 3.1%
	Kimberly-Clark Corp.	214,677	12,406,183
	Procter & Gamble Co.	251,691	16,196,316
Household Products Total			28,602,499
Personal Products — 0.9%
	Avon Products, Inc. (a)	416,648	8,791,273
Personal Products Total			8,791,273
Tobacco — 1.0%
	Altria Group, Inc.	135,465	2,178,277
	Philip Morris International, Inc.	178,992	7,546,303
Tobacco Total			9,724,580
CONSUMER STAPLES TOTAL			115,842,383
ENERGY — 13.7%
Energy Equipment & Services — 1.4%
	Noble Corp.	224,103	6,003,719
	Transocean, Inc. (b)	96,926	6,482,411
Energy Equipment & Services Total			12,486,130
Oil, Gas & Consumable Fuels — 12.3%
	Apache Corp.	152,692	11,803,092
	Cabot Oil & Gas Corp.	83,157	2,492,215
	Chevron Corp.	315,007	24,888,703
	Devon Energy Corp.	152,390	11,023,893
	Exxon Mobil Corp.	565,667	45,338,210
	Occidental Petroleum Corp.	252,590	13,675,223
	Southwestern Energy Co. (b)	115,240	3,960,799
	Ultra Petroleum Corp. (b)	51,815	2,105,243
Oil, Gas & Consumable Fuels Total			115,287,378
ENERGY TOTAL			127,773,508
FINANCIALS — 13.3%
Capital Markets — 2.8%
	Invesco Ltd.	265,475	3,331,711
	Janus Capital Group, Inc.	211,747	1,725,738
	Northern Trust Corp.	62,824	2,882,993
	Raymond James Financial, Inc.	110,954	2,437,660
	State Street Corp.	149,494	6,295,192

2

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Capital Markets — (continued)
	T. Rowe Price Group, Inc.	270,959	9,269,508
Capital Markets Total			25,942,802
Commercial Banks — 3.1%
	Marshall & Ilsley Corp.	222,481	3,437,332
	PNC Financial Services Group, Inc. (a)	95,129	5,019,957
	SunTrust Banks, Inc.	132,914	4,217,361
	Wells Fargo & Co. (a)	562,916	16,262,643
Commercial Banks Total			28,937,293
Consumer Finance — 0.3%
	American Express Co.	142,783	3,328,272
Consumer Finance Total			3,328,272
Diversified Financial Services — 4.5%
	Citigroup, Inc.	595,828	4,939,414
	CME Group, Inc.	29,340	6,218,613
	IntercontinentalExchange, Inc. (b)	44,883	3,303,389
	JPMorgan Chase & Co.	860,220	27,234,565
Diversified Financial Services Total			41,695,981
Insurance — 2.6%
	ACE Ltd. (a)	163,191	8,526,730
	Aon Corp.	162,444	7,358,713
	Axis Capital Holdings Ltd.	102,246	2,587,846
	Hartford Financial Services Group, Inc.	73,503	621,100
	MetLife, Inc.	196,683	5,656,603
Insurance Total			24,750,992
FINANCIALS TOTAL			124,655,340
HEALTH CARE — 14.6%
Biotechnology — 4.0%
	Alexion Pharmaceuticals, Inc. (b)	46,391	1,561,521
	Amgen, Inc. (b)	254,287	14,123,100
	Genentech, Inc. (b)	58,391	4,472,750
	Genzyme Corp. (b)	96,594	6,183,948
	Gilead Sciences, Inc. (b)	237,254	10,626,607
Biotechnology Total			36,967,926
Health Care Equipment & Supplies — 1.8%
	Baxter International, Inc.	132,453	7,006,764
	Medtronic, Inc.	120,840	3,688,037
	Zimmer Holdings, Inc. (b)	150,486	5,616,137
Health Care Equipment & Supplies Total			16,310,938
Health Care Providers & Services — 1.3%
	Express Scripts, Inc. (b)	84,481	4,858,502

3

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Health Care Providers & Services — (continued)
	Humana, Inc. (b)	70,298	2,125,108
	Laboratory Corp. of America Holdings (b)	85,838	5,438,696
Health Care Providers & Services Total			12,422,306
Life Sciences Tools & Services — 1.2%
	Thermo Fisher Scientific, Inc. (b)	172,218	6,144,738
	Waters Corp. (b)	121,532	5,010,765
Life Sciences Tools & Services Total			11,155,503
Pharmaceuticals — 6.3%
	Abbott Laboratories	99,314	5,203,060
	Bristol-Myers Squibb Co.	364,651	7,548,276
	Johnson & Johnson (a)	375,704	22,008,740
	Merck & Co., Inc.	325,394	8,694,528
	Pfizer, Inc.	961,200	15,792,516
Pharmaceuticals Total			59,247,120
HEALTH CARE TOTAL			136,103,793
INDUSTRIALS — 10.5%
Aerospace & Defense — 3.6%
	Boeing Co.	99,202	4,228,981
	Honeywell International, Inc.	213,490	5,947,831
	L-3 Communications Holdings, Inc.	50,706	3,405,922
	Lockheed Martin Corp.	92,533	7,135,220
	Northrop Grumman Corp.	83,868	3,434,395
	Precision Castparts Corp.	77,685	4,870,849
	United Technologies Corp.	90,513	4,392,596
Aerospace & Defense Total			33,415,794
Commercial Services & Supplies — 0.6%
	Waste Management, Inc.	193,103	5,638,608
Commercial Services & Supplies Total			5,638,608
Industrial Conglomerates — 1.8%
	General Electric Co.	1,003,578	17,231,434
Industrial Conglomerates Total			17,231,434
Machinery — 1.6%
	Illinois Tool Works, Inc.	202,482	6,908,686
	Joy Global, Inc.	115,670	2,693,954
	Parker Hannifin Corp.	124,948	5,132,864
Machinery Total			14,735,504

4

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Professional Services — 0.7%
	Dun & Bradstreet Corp.	77,530	6,202,400
Professional Services Total			6,202,400
Road & Rail — 1.7%
	CSX Corp.	202,929	7,557,076
	Union Pacific Corp.	176,736	8,843,869
Road & Rail Total			16,400,945
Trading Companies & Distributors — 0.5%
	W.W. Grainger, Inc.	63,517	4,482,395
Trading Companies & Distributors Total			4,482,395
INDUSTRIALS TOTAL			98,107,080
INFORMATION TECHNOLOGY — 15.9%
Communications Equipment — 1.5%
	Cisco Systems, Inc. (b)	451,093	7,461,078
	QUALCOMM, Inc.	198,584	6,666,465
Communications Equipment Total			14,127,543
Computers & Peripherals — 5.1%
	Apple, Inc. (b)	130,186	12,064,337
	EMC Corp. (b)	598,991	6,331,335
	Hewlett-Packard Co. (a)	470,747	16,607,954
	International Business Machines Corp. (a)	154,232	12,585,331
Computers & Peripherals Total			47,588,957
Electronic Equipment & Instruments — 0.3%
	Dolby Laboratories, Inc., Class A (b)	81,677	2,435,608
Electronic Equipment & Instruments Total			2,435,608
Internet Software & Services — 1.5%
	Google, Inc., Class A (b)	41,941	12,287,035
	Yahoo!, Inc. (b)	175,440	2,019,315
Internet Software & Services Total			14,306,350
IT Services — 0.4%
	Affiliated Computer Services, Inc., Class A (b)	83,820	3,390,519
IT Services Total			3,390,519
Semiconductors & Semiconductor Equipment — 2.0%
	Analog Devices, Inc.	144,408	2,469,377
	Intel Corp.	808,791	11,161,316
	Linear Technology Corp.	259,778	5,182,571
Semiconductors & Semiconductor Equipment Total			18,813,264
Software — 5.1%
	Activision Blizzard, Inc. (b)	378,354	4,426,742

5

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Software — (continued)
	Adobe Systems, Inc. (b)	139,943	3,241,080
	Citrix Systems, Inc. (b)	133,997	3,572,360
	Microsoft Corp. (a)	1,200,379	24,271,663
	Oracle Corp. (b)	747,199	12,022,432
Software Total			47,534,277
INFORMATION TECHNOLOGY TOTAL			148,196,518
MATERIALS — 2.9%
Chemicals — 2.0%
	E.I. Du Pont de Nemours & Co.	220,186	5,517,861
	Monsanto Co.	82,977	6,571,778
	Praxair, Inc.	117,971	6,966,188
Chemicals Total			19,055,827
Metals & Mining — 0.9%
	Freeport-McMoRan Copper & Gold, Inc.	94,660	2,270,894
	Nucor Corp.	75,731	2,702,082
	Rio Tinto PLC, ADR	29,990	2,999,000
Metals & Mining Total			7,971,976
MATERIALS TOTAL			27,027,803
TELECOMMUNICATION SERVICES — 3.4%
Diversified Telecommunication Services — 2.9%
	AT&T, Inc. (a)	697,012	19,906,663
	Verizon Communications, Inc.	231,008	7,542,411
Diversified Telecommunication Services Total			27,449,074
Wireless Telecommunication Services — 0.5%
	Rogers Communications, Inc., Class B	178,162	4,824,627
Wireless Telecommunication Services Total			4,824,627
TELECOMMUNICATION SERVICES TOTAL			32,273,701
UTILITIES — 4.1%
Electric Utilities — 4.1%
	Entergy Corp.	91,716	7,805,032
	Exelon Corp. (a)	150,250	8,445,552
	FirstEnergy Corp.	128,239	7,512,241
	FPL Group, Inc.	139,016	6,778,420
	Southern Co.	216,156	7,850,786
Electric Utilities Total			38,392,031
UTILITIES TOTAL			38,392,031

	Total Common Stocks (cost of $1,057,493,699)		921,201,900

6

		Shares	Value ($)
Investment Company — 1.5%
	iShares S&P 500 Index Fund	157,460	14,199,743

	Total Investment Company (cost of $13,320,549)		14,199,743

		Par ($)
Short-Term Obligation — 0.5%
	Repurchase agreement with Fixed Income Clearing Corp., dated 11/28/08, due 12/01/08 at 0.200%, collateralized by a U.S. Government Agency Obligation maturing 10/23/19, market value $4,939,956 (repurchase proceeds $4,840,081)	4,840,000	4,840,000

	Total Short-Term Obligation (cost of $4,840,000)		4,840,000

	Total Investments — 100.6% (cost of $1,075,654,248)(c)(d)		940,241,643

	Other Assets & Liabilities, Net — (0.6)%		(5,645,350)

	Net Assets — 100.0%		934,596,293

7

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security.

Options are valued at the last reported sale price, or in the absence of a sale, at the last quoted ask price.

On March 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

	•	Level 1 – quoted prices in active markets for identical securities
	•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.)
	•	Level 3 – significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2008, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
	Level 1 – Quoted Prices	$935,401,643	$269,070
	Level 2 – Other Significant Observable Inputs	4,840,000	—
	Level 3 – Significant Unobservable Inputs	—
	Total	$940,241,643	$269,070

* Other financial instruments consist of written option contracts which are not included in the investment portfolio.

(a)	All or a portion of this security is pledged as collateral for open written options contracts.

(b)	Non-income producing security.

(c)	Cost for federal income tax purposes is $1,075,654,248.

(d)	Unrealized appreciation and depreciation at November 30, 2008, based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$40,223,874	$(175,636,479)	$(135,412,605)

8

At November 30, 2008, the Fund had written the following call option contracts:

	Strike	Number of
Name of Issuer	Price	Contracts	Expiration Date	Premium	Value
ACE Ltd.	$65.0	300	12/20/08	$25,950	$6,000
AT&T, Inc.	31.0	820	12/20/08	20,762	31,980
Avon Products, Inc.	30.0	630	12/20/08	40,320	3,150
Coca-Cola Co.	50.0	390	12/20/08	13,260	23,400
Exelon Corp.	60.0	170	12/20/08	21,590	26,350
Hewlett-Packard Co.	40.0	520	12/20/08	12,480	18,200
International Business Machines Corp.	95.0	170	12/20/08	8,330	4,420
Johnson & Johnson	65.0	380	12/20/08	12,227	9,500
McDonald’s Corp.	62.5	320	12/20/08	10,880	22,400
Microsoft Corp.	23.0	1,110	12/20/08	21,090	18,870
PNC Financial Services Group, Inc.	60.0	180	12/20/08	16,920	13,500
Wells Fargo & Co.	31.0	830	12/20/08	32,370	91,300
Total written call options (proceeds $236,179)					$269,070

For the nine months ended November 30, 2008, transactions in written option contracts were as follows:

	Number of contracts	Premium received

Options outstanding at February 29, 2008	1,000	$68,328
Options written	25,485	1,694,542
Options terminated in closing purchase transactions	(710)	(51,370)
Options exercised	(1,570)	(109,767)
Options expired	(18,385)	(1,365,554)
Options outstanding at November 30, 2008	5,820	$236,179

Acronym	Name

ADR	American Depositary Receipt

9

INVESTMENT PORTFOLIO
November 30, 2008 (Unaudited)	Columbia Large Cap Enhanced Core Fund

		Shares	Value ($)*
Common Stocks — 97.5%
CONSUMER DISCRETIONARY — 7.7%
Diversified Consumer Services — 1.5%
	Apollo Group, Inc., Class A (a)	28,900	2,220,676
	H&R Block, Inc.	270,400	5,172,752
Diversified Consumer Services Total			7,393,428
Hotels, Restaurants & Leisure — 0.6%
	Darden Restaurants, Inc.	200	3,658
	McDonald’s Corp.	47,500	2,790,625
	Yum! Brands, Inc.	1,300	35,022
Hotels, Restaurants & Leisure Total			2,829,305
Leisure Equipment & Products — 0.3%
	Hasbro, Inc.	62,400	1,672,320
Leisure Equipment & Products Total			1,672,320
Media — 3.1%
	Comcast Corp., Class A	187,900	3,258,186
	DIRECTV Group, Inc. (a)	77,600	1,707,976
	Gannett Co., Inc.	198,300	1,727,193
	McGraw-Hill Companies, Inc.	71,300	1,782,500
	Time Warner, Inc.	629,600	5,697,880
	Walt Disney Co.	57,900	1,303,908
Media Total			15,477,643
Multiline Retail — 0.2%
	Big Lots, Inc. (a)	39,000	683,280
	Macy’s, Inc.	1,600	11,872
Multiline Retail Total			695,152
Specialty Retail — 1.4%
	Autozone, Inc. (a)	100	10,922
	Best Buy Co., Inc.	2,900	60,059
	Gap, Inc.	69,400	903,588
	Home Depot, Inc.	115,400	2,666,894
	Limited Brands, Inc.	1,900	17,689
	Lowe’s Companies, Inc.	45,100	931,766
	Sherwin-Williams Co.	8,500	500,905
	TJX Companies, Inc.	87,100	1,987,622
Specialty Retail Total			7,079,445
Textiles, Apparel & Luxury Goods — 0.6%
	Coach, Inc. (a)	128,900	2,307,310

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Textiles, Apparel & Luxury Goods — (continued)
	NIKE, Inc., Class B	14,000	745,500
Textiles, Apparel & Luxury Goods Total			3,052,810
CONSUMER DISCRETIONARY TOTAL			38,200,103
CONSUMER STAPLES — 13.0%
Beverages — 1.7%
	Coca-Cola Co.	82,000	3,843,340
	Coca-Cola Enterprises, Inc.	59,600	547,128
	PepsiCo, Inc.	73,500	4,167,450
Beverages Total			8,557,918
Food & Staples Retailing — 2.7%
	CVS Caremark Corp.	52,000	1,504,360
	Kroger Co.	10,700	295,962
	SUPERVALU, Inc.	109,100	1,299,381
	Wal-Mart Stores, Inc.	167,900	9,382,252
	Walgreen Co.	30,900	764,466
Food & Staples Retailing Total			13,246,421
Food Products — 0.8%
	Archer-Daniels-Midland Co.	12,200	334,036
	Dean Foods Co. (a)	21,900	318,864
	General Mills, Inc.	10,700	675,919
	H.J. Heinz Co.	7,700	299,068
	Kellogg Co.	900	39,087
	Kraft Foods, Inc., Class A	60,200	1,638,042
	Sara Lee Corp.	61,400	563,652
	Tyson Foods, Inc., Class A	31,100	208,681
Food Products Total			4,077,349
Household Products — 4.7%
	Colgate-Palmolive Co.	58,800	3,826,116
	Kimberly-Clark Corp.	118,600	6,853,894
	Procter & Gamble Co.	198,700	12,786,345
Household Products Total			23,466,355
Personal Products — 0.3%
	Avon Products, Inc.	300	6,330
	Estee Lauder Companies, Inc., Class A	48,100	1,341,990
Personal Products Total			1,348,320
Tobacco — 2.8%
	Altria Group, Inc.	459,200	7,383,936
	Philip Morris International, Inc.	145,900	6,151,144

2

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Tobacco — (continued)
	Reynolds American, Inc.	13,300	546,364
Tobacco Total			14,081,444
CONSUMER STAPLES TOTAL			64,777,807
ENERGY — 14.1%
Energy Equipment & Services — 0.5%
	BJ Services Co.	22,700	272,173
	ENSCO International, Inc.	12,400	401,884
	Halliburton Co.	20,700	364,320
	Nabors Industries Ltd. (a)	62,800	910,600
	Noble Corp.	16,300	436,677
Energy Equipment & Services Total			2,385,654
Oil, Gas & Consumable Fuels — 13.6%
	Anadarko Petroleum Corp.	5,800	238,090
	Apache Corp.	37,200	2,875,560
	Chesapeake Energy Corp.	33,600	577,248
	Chevron Corp.	146,000	11,535,460
	ConocoPhillips	155,800	8,182,616
	Devon Energy Corp.	30,100	2,177,434
	El Paso Corp.	3,900	28,821
	EOG Resources, Inc.	10,400	884,208
	Exxon Mobil Corp.	324,500	26,008,675
	Hess Corp.	41,900	2,264,276
	Marathon Oil Corp.	52,200	1,366,596
	Massey Energy Co.	127,800	1,996,236
	Murphy Oil Corp.	18,400	810,520
	Occidental Petroleum Corp.	119,000	6,442,660
	Southwestern Energy Co. (a)	10,400	357,448
	Valero Energy Corp.	109,700	2,012,995
Oil, Gas & Consumable Fuels Total			67,758,843
ENERGY TOTAL			70,144,497
FINANCIALS — 12.6%
Capital Markets — 2.6%
	Bank of New York Mellon Corp.	91,000	2,749,110
	Charles Schwab Corp.	43,900	804,687
	Franklin Resources, Inc.	15,300	929,475
	Goldman Sachs Group, Inc.	39,400	3,112,206
	Morgan Stanley	119,400	1,761,150
	Northern Trust Corp.	40,900	1,876,901
	State Street Corp.	39,100	1,646,501
Capital Markets Total			12,880,030

3

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Commercial Banks — 3.0%
	BB&T Corp.	43,500	1,303,695
	PNC Financial Services Group, Inc.	25,800	1,361,466
	U.S. Bancorp	164,700	4,443,606
	Wells Fargo & Co.	280,900	8,115,201
Commercial Banks Total			15,223,968
Consumer Finance — 0.5%
	American Express Co.	53,100	1,237,761
	Capital One Financial Corp.	33,500	1,152,735
Consumer Finance Total			2,390,496
Diversified Financial Services — 1.6%
	JPMorgan Chase & Co.	248,100	7,854,846
Diversified Financial Services Total			7,854,846
Insurance — 2.0%
	AFLAC, Inc.	51,800	2,398,340
	Allstate Corp.	48,200	1,226,208
	Chubb Corp.	22,900	1,176,144
	Loews Corp.	50,100	1,372,239
	MetLife, Inc.	25,100	721,876
	Progressive Corp.	13,800	207,276
	Prudential Financial, Inc.	45,500	987,350
	Travelers Companies, Inc.	48,200	2,103,930
	Unum Group	2,100	31,290
Insurance Total			10,224,653
Real Estate Investment Trusts (REITs) — 2.4%
	AvalonBay Communities, Inc.	10,500	637,035
	Boston Properties, Inc.	13,300	710,220
	Equity Residential Property Trust	54,600	1,661,478
	HCP, Inc.	19,900	411,333
	Public Storage, Inc.	40,100	2,802,589
	Simon Property Group, Inc.	100,000	4,750,000
	Vornado Realty Trust	22,100	1,181,245
Real Estate Investment Trusts (REITs) Total			12,153,900
Thrifts & Mortgage Finance — 0.5%
	Hudson City Bancorp, Inc.	137,600	2,299,296
Thrifts & Mortgage Finance Total			2,299,296
FINANCIALS TOTAL			63,027,189
HEALTH CARE — 13.8%
Biotechnology — 2.8%
	Amgen, Inc. (a)	112,700	6,259,358

4

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Biotechnology — (continued)
	Biogen Idec, Inc. (a)	112,200	4,747,182
	Genzyme Corp. (a)	6,200	396,924
	Gilead Sciences, Inc. (a)	52,100	2,333,559
Biotechnology Total			13,737,023
Health Care Equipment & Supplies — 3.2%
	Baxter International, Inc.	16,500	872,850
	Becton, Dickinson & Co.	14,600	927,538
	Boston Scientific Corp. (a)	1,102,100	6,799,957
	Covidien Ltd.	28,300	1,042,855
	Hospira, Inc. (a)	1,200	36,036
	Medtronic, Inc.	120,000	3,662,400
	St. Jude Medical, Inc. (a)	13,800	386,814
	Zimmer Holdings, Inc. (a)	63,800	2,381,016
Health Care Equipment & Supplies Total			16,109,466
Life Sciences Tools & Services — 0.4%
	Thermo Fisher Scientific, Inc. (a)	55,600	1,983,808
Life Sciences Tools & Services Total			1,983,808
Pharmaceuticals — 7.4%
	Abbott Laboratories	21,700	1,136,863
	Bristol-Myers Squibb Co.	17,000	351,900
	Eli Lilly & Co.	241,200	8,236,980
	Forest Laboratories, Inc. (a)	85,800	2,074,644
	Johnson & Johnson	152,500	8,933,450
	Merck & Co., Inc.	54,100	1,445,552
	Mylan, Inc. (a)	218,400	2,055,144
	Pfizer, Inc.	541,000	8,888,630
	Schering-Plough Corp.	72,700	1,222,087
	Wyeth	71,300	2,567,513
Pharmaceuticals Total			36,912,763
HEALTH CARE TOTAL			68,743,060
INDUSTRIALS — 10.7%
Aerospace & Defense — 2.0%
	Boeing Co.	42,600	1,816,038
	Honeywell International, Inc.	113,100	3,150,966
	Northrop Grumman Corp.	66,000	2,702,700
	United Technologies Corp.	42,200	2,047,966
Aerospace & Defense Total			9,717,670
Air Freight & Logistics — 1.9%
	FedEx Corp.	81,800	5,779,170

5

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Air Freight & Logistics — (continued)
	United Parcel Service, Inc., Class B	59,900	3,450,240
Air Freight & Logistics Total			9,229,410
Airlines — 0.0%
	Southwest Airlines Co.	17,000	147,050
Airlines Total			147,050
Commercial Services & Supplies — 0.4%
	R.R. Donnelley & Sons Co.	97,200	1,240,272
	Waste Management, Inc.	33,100	966,520
Commercial Services & Supplies Total			2,206,792
Construction & Engineering — 0.2%
	Fluor Corp.	18,600	847,044
Construction & Engineering Total			847,044
Industrial Conglomerates — 1.3%
	3M Co.	24,700	1,653,171
	General Electric Co. (b)	291,100	4,998,187
Industrial Conglomerates Total			6,651,358
Machinery — 0.4%
	Cummins, Inc.	83,300	2,130,814
Machinery Total			2,130,814
Road & Rail — 4.2%
	Burlington Northern Santa Fe Corp.	53,600	4,106,296
	CSX Corp.	138,600	5,161,464
	Norfolk Southern Corp.	46,700	2,310,249
	Ryder System, Inc.	156,600	5,623,506
	Union Pacific Corp.	72,600	3,632,904
Road & Rail Total			20,834,419
Trading Companies & Distributors — 0.3%
	W.W. Grainger, Inc.	23,400	1,651,338
Trading Companies & Distributors Total			1,651,338
INDUSTRIALS TOTAL			53,415,895
INFORMATION TECHNOLOGY — 14.8%
Communications Equipment — 1.1%
	Cisco Systems, Inc. (a)	324,200	5,362,268
	Corning, Inc.	400	3,604
Communications Equipment Total			5,365,872
Computers & Peripherals — 3.5%
	Apple, Inc. (a)	36,400	3,373,188
	Dell, Inc. (a)	135,400	1,512,418
	Hewlett-Packard Co.	158,800	5,602,464

6

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Computers & Peripherals — (continued)
	International Business Machines Corp.	87,800	7,164,480
	Seagate Technology, Inc., Escrow Shares (c)	97,200	972
Computers & Peripherals Total			17,653,522
Internet Software & Services — 1.6%
	eBay, Inc. (a)	226,600	2,975,258
	Google, Inc., Class A (a)	13,600	3,984,256
	Yahoo!, Inc. (a)	73,700	848,287
Internet Software & Services Total			7,807,801
IT Services — 1.0%
	Computer Sciences Corp. (a)	93,900	2,616,054
	MasterCard, Inc., Class A	16,000	2,324,800
IT Services Total			4,940,854
Semiconductors & Semiconductor Equipment — 1.5%
	Intel Corp.	380,600	5,252,280
	LSI Corp. (a)	146,800	393,424
	Texas Instruments, Inc.	108,500	1,689,345
Semiconductors & Semiconductor Equipment Total			7,335,049
Software — 6.1%
	Adobe Systems, Inc. (a)	147,600	3,418,416
	Autodesk, Inc. (a)	89,300	1,481,487
	BMC Software, Inc. (a)	18,600	464,256
	CA, Inc.	27,900	469,836
	Compuware Corp. (a)	117,600	746,760
	Microsoft Corp. (b)	599,100	12,113,802
	Oracle Corp. (a)	355,400	5,718,386
	Symantec Corp. (a)	506,600	6,094,398
Software Total			30,507,341
INFORMATION TECHNOLOGY TOTAL			73,610,439
MATERIALS — 3.0%
Chemicals — 3.0%
	Air Products & Chemicals, Inc.	17,500	835,800
	CF Industries Holdings, Inc.	73,800	3,884,094
	Dow Chemical Co.	127,500	2,365,125
	E.I. Du Pont de Nemours & Co.	115,700	2,899,442
	Eastman Chemical Co.	29,000	954,100
	Monsanto Co.	48,000	3,801,600
	PPG Industries, Inc.	2,200	96,624
Chemicals Total			14,836,785

7

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Containers & Packaging — 0.0%
	Sealed Air Corp.	9,300	147,219
Containers & Packaging Total			147,219
MATERIALS TOTAL			14,984,004
TELECOMMUNICATION SERVICES — 3.6%
Diversified Telecommunication Services — 3.6%
	AT&T, Inc.	379,600	10,841,376
	CenturyTel, Inc.	100	2,656
	Qwest Communications International, Inc.	80,100	256,320
	Verizon Communications, Inc.	204,400	6,673,660
Diversified Telecommunication Services Total			17,774,012
Wireless Telecommunication Services — 0.0%
	American Tower Corp., Class A (a)	5,000	136,200
Wireless Telecommunication Services Total			136,200
TELECOMMUNICATION SERVICES TOTAL			17,910,212
UTILITIES — 4.2%
Electric Utilities — 3.1%
	American Electric Power Co., Inc.	86,700	2,712,843
	Edison International	104,300	3,483,620
	Entergy Corp.	7,800	663,780
	Exelon Corp.	74,800	4,204,508
	FirstEnergy Corp.	49,500	2,899,710
	Pepco Holdings, Inc.	70,300	1,264,697
	Southern Co.	1,000	36,320
Electric Utilities Total			15,265,478
Gas Utilities — 0.6%
	Questar Corp.	88,800	2,858,472
Gas Utilities Total			2,858,472
Multi-Utilities — 0.5%
	CenterPoint Energy, Inc.	37,100	479,703
	NiSource, Inc.	11,700	140,985
	Public Service Enterprise Group, Inc.	56,400	1,742,760
	Sempra Energy	9,200	429,364
Multi-Utilities Total			2,792,812
UTILITIES TOTAL			20,916,762

	Total Common Stocks (cost of $540,852,116)		485,729,968

8

		Par ($)	Value ($)
Short-Term Obligation — 1.5%
	Repurchase agreement with Fixed Income Clearing Corp., dated 11/28/08, due on 12/01/08 at 0.200%, collateralized by a U.S. Government Agency Obligation maturing 04/15/09, market value $7,557,000 (repurchase proceeds $7,407,123)	7,407,000	7,407,000

	Total Short-Term Obligation (cost of $7,407,000)		7,407,000

	Total Investments — 99.0% (cost of $548,259,116)(d)(e)		493,136,968

	Other Assets & Liabilities, Net — 1.0%		5,047,018

	Net Assets — 100.0%		498,183,986

9

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

	Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

	Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On March 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

	•	Level 1 – quoted prices in active markets for identical securities
	•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
	•	Level 3 – significant unobservable inputs (including management’s own assumptions in determining the value of investments)

	The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	The following table summarizes the inputs used, as of November 30, 2008, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
	Level 1 – Quoted Prices	$485,728,996	$(109,191)
	Level 2 – Other Significant Observable Inputs	7,407,000	—
	Level 3 – Significant Unobservable Inputs	972	—
	Total	$493,136,968	$(109,191)

* Other financial instruments consist of futures contracts which are not included in the investment portfolio.

10

The following table reconciles asset balances for the nine month period ending November 30, 2008, in which significant unobservable inputs (Level 3) were used in determining value:

		Investments in	Other Financial
		Securities	Instruments
	Balance as of February 29, 2008	$972	$—
	Accretion of discounts/Amortization of premiums	—	—
	Realized gain (loss)	—	—
	Change in unrealized appreciation/(depreciation)	—	—
	Net purchase/(sales)	—	—
	Transfers in and or out of Level 3	—	—
	Balance as of November 30, 2008	$972	$—

(a)	Non-income producing security.

(b)	A portion of these securities with a market value of $3,592,150 are pledged as collateral for open futures contracts.

(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(d)	Cost for federal income tax purposes is $548,259,116.

(e)	Unrealized appreciation and depreciation at November 30, 2008, based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$44,072,004	$(99,194,152)	$(55,122,148)

At November 30, 2008, the Fund held the following open long futures contracts:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Depreciation
S&P 500 Index	56	$12,534,200	$12,643,391	Dec-2008	$(109,191)

11

INVESTMENT PORTFOLIO
November 30, 2008 (Unaudited)	Columbia Large Cap Index Fund

		Shares	Value ($)*
Common Stocks — 96.6%
CONSUMER DISCRETIONARY — 7.8%
Auto Components — 0.2%
	Goodyear Tire & Rubber Co. (a)	52,730	339,054
	Johnson Controls, Inc.	129,760	2,291,561
Auto Components Total			2,630,615
Automobiles — 0.2%
	Ford Motor Co. (a)	494,225	1,329,465
	General Motors Corp.	133,420	699,121
	Harley-Davidson, Inc.	51,385	874,059
Automobiles Total			2,902,645
Distributors — 0.1%
	Genuine Parts Co.	35,405	1,386,106
Distributors Total			1,386,106
Diversified Consumer Services — 0.2%
	Apollo Group, Inc., Class A (a)	23,240	1,785,762
	H&R Block, Inc.	71,680	1,371,238
Diversified Consumer Services Total			3,157,000
Hotels, Restaurants & Leisure — 1.4%
	Carnival Corp.	95,490	2,005,290
	Darden Restaurants, Inc.	30,650	560,589
	International Game Technology, Inc.	67,670	724,746
	Marriott International, Inc., Class A	64,540	1,083,627
	McDonald’s Corp.	245,790	14,440,162
	Starbucks Corp. (a)	159,660	1,425,764
	Starwood Hotels & Resorts Worldwide, Inc.	40,825	688,309
	Wyndham Worldwide Corp.	38,800	185,464
	Wynn Resorts Ltd. (a)	12,800	509,696
	Yum! Brands, Inc.	102,450	2,760,003
Hotels, Restaurants & Leisure Total			24,383,650
Household Durables — 0.4%
	Black & Decker Corp.	13,125	557,025
	Centex Corp.	26,985	247,183
	D.R. Horton, Inc.	60,220	413,711
	Fortune Brands, Inc.	32,725	1,237,005
	Harman International Industries, Inc.	12,800	192,640
	KB Home	16,490	191,779
	Leggett & Platt, Inc.	35,170	513,482
	Lennar Corp., Class A	30,900	219,699
	Newell Rubbermaid, Inc.	60,560	809,082

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Household Durables — (continued)
	Pulte Homes, Inc.	46,690	497,248
	Snap-On, Inc.	12,560	452,788
	Stanley Works	17,150	545,198
	Whirlpool Corp.	16,269	640,673
Household Durables Total			6,517,513
Internet & Catalog Retail — 0.2%
	Amazon.com, Inc. (a)	69,800	2,980,460
	Expedia, Inc. (a)	45,700	383,880
Internet & Catalog Retail Total			3,364,340
Leisure Equipment & Products — 0.1%
	Eastman Kodak Co.	58,650	443,981
	Hasbro, Inc.	27,415	734,722
	Mattel, Inc. (a)	78,820	1,077,469
Leisure Equipment & Products Total			2,256,172
Media — 2.4%
	CBS Corp., Class B	148,625	989,843
	Comcast Corp., Class A	637,809	11,059,608
	DIRECTV Group, Inc. (a)	119,400	2,627,994
	Gannett Co., Inc.	49,830	434,019
	Interpublic Group of Companies, Inc. (a)	104,154	425,990
	McGraw-Hill Companies, Inc.	69,450	1,736,250
	Meredith Corp.	7,870	127,022
	New York Times Co., Class A	25,450	191,893
	News Corp., Class A	501,840	3,964,536
	Omnicom Group, Inc.	69,710	1,972,096
	Scripps Networks Interactive Inc., Class A	19,600	544,684
	Time Warner, Inc.	783,085	7,086,919
	Viacom, Inc., Class B (a)	135,725	2,160,742
	Walt Disney Co.	410,160	9,236,803
	Washington Post Co., Class B	1,300	514,670
Media Total			43,073,069
Multiline Retail — 0.6%
	Big Lots, Inc. (a)	17,895	313,520
	Family Dollar Stores, Inc.	30,490	847,012
	J.C. Penney Co., Inc.	48,570	922,344
	Kohl’s Corp. (a)	66,605	2,175,319
	Macy’s, Inc.	91,968	682,403

2

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Multiline Retail — (continued)
	Nordstrom, Inc.	34,880	396,586
	Sears Holdings Corp. (a)	12,390	449,138
	Target Corp.	164,950	5,568,712
Multiline Retail Total			11,355,034
Specialty Retail — 1.6%
	Abercrombie & Fitch Co., Class A	19,000	367,270
	AutoNation, Inc. (a)	23,525	200,903
	Autozone, Inc. (a)	8,385	915,810
	Bed Bath & Beyond, Inc. (a)	56,925	1,155,008
	Best Buy Co., Inc.	73,825	1,528,916
	GameStop Corp., Class A (a)	35,700	780,045
	Gap, Inc.	102,580	1,335,592
	Home Depot, Inc.	371,215	8,578,779
	Limited Brands, Inc.	62,415	581,084
	Lowe’s Companies, Inc.	320,390	6,619,257
	Office Depot, Inc. (a)	60,140	118,476
	RadioShack Corp.	28,665	282,350
	Sherwin-Williams Co.	21,535	1,269,058
	Staples, Inc.	155,362	2,697,084
	Tiffany & Co.	27,075	535,814
	TJX Companies, Inc.	91,705	2,092,708
Specialty Retail Total			29,058,154
Textiles, Apparel & Luxury Goods — 0.4%
	Coach, Inc. (a)	73,640	1,318,156
	Jones Apparel Group, Inc.	18,220	93,469
	Liz Claiborne, Inc.	20,705	59,009
	NIKE, Inc., Class B	85,730	4,565,123
	Polo Ralph Lauren Corp.	12,400	535,680
	V.F. Corp.	19,005	993,771
Textiles, Apparel & Luxury Goods Total			7,565,208
CONSUMER DISCRETIONARY TOTAL			137,649,506
CONSUMER STAPLES — 12.6%
Beverages — 2.5%
	Brown-Forman Corp., Class B	21,456	941,704
	Coca-Cola Co.	434,535	20,366,655
	Coca-Cola Enterprises, Inc.	69,310	636,266
	Constellation Brands, Inc., Class A (a)	42,370	540,641
	Dr Pepper Snapple Group, Inc. (a)	55,400	894,156
	Molson Coors Brewing Co., Class B	32,950	1,465,287

3

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Beverages — (continued)
	Pepsi Bottling Group, Inc.	29,870	540,348
	PepsiCo, Inc.	342,210	19,403,307
Beverages Total			44,788,364
Food & Staples Retailing — 3.2%
	Costco Wholesale Corp.	95,005	4,889,907
	CVS Caremark Corp.	313,644	9,073,721
	Kroger Co.	143,125	3,958,838
	Safeway, Inc.	95,200	2,075,360
	SUPERVALU, Inc.	46,446	553,172
	Sysco Corp.	131,595	3,085,903
	Wal-Mart Stores, Inc.	490,080	27,385,670
	Walgreen Co.	216,350	5,352,499
	Whole Foods Market, Inc.	30,700	324,806
Food & Staples Retailing Total			56,699,876
Food Products — 1.8%
	Archer-Daniels-Midland Co.	140,780	3,854,556
	Campbell Soup Co.	46,330	1,484,877
	ConAgra Foods, Inc.	99,000	1,460,250
	Dean Foods Co. (a)	33,300	484,848
	General Mills, Inc.	73,500	4,642,995
	H.J. Heinz Co.	68,235	2,650,247
	Hershey Co.	36,175	1,302,300
	J. M. Smucker Co.	23,347	1,059,253
	Kellogg Co.	54,760	2,378,227
	Kraft Foods, Inc., Class A	331,800	9,028,278
	McCormick & Co., Inc. Non-Voting Shares	28,185	839,068
	Sara Lee Corp.	154,360	1,417,025
	Tyson Foods, Inc., Class A	65,600	440,176
Food Products Total			31,042,100
Household Products — 3.2%
	Clorox Co.	30,150	1,783,674
	Colgate-Palmolive Co.	110,515	7,191,211
	Kimberly-Clark Corp.	90,770	5,245,598
	Procter & Gamble Co.	654,802	42,136,509
Household Products Total			56,356,992
Personal Products — 0.1%
	Avon Products, Inc.	93,005	1,962,405

4

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Personal Products — (continued)
	Estee Lauder Companies, Inc., Class A	25,100	700,290
Personal Products Total			2,662,695
Tobacco — 1.8%
	Altria Group, Inc.	450,215	7,239,457
	Lorillard, Inc.	38,000	2,296,340
	Philip Morris International, Inc.	450,515	18,993,713
	Reynolds American, Inc.	37,140	1,525,711
	UST, Inc.	32,240	2,216,500
Tobacco Total			32,271,721
CONSUMER STAPLES TOTAL			223,821,748
ENERGY — 13.8%
Energy Equipment & Services — 2.0%
	Baker Hughes, Inc.	67,370	2,346,497
	BJ Services Co.	64,280	770,717
	Cameron International Corp. (a)	47,600	1,004,360
	ENSCO International, Inc.	31,300	1,014,433
	Halliburton Co.	191,670	3,373,392
	Nabors Industries Ltd. (a)	61,250	888,125
	National-Oilwell Varco, Inc. (a)	91,260	2,581,745
	Noble Corp.	58,820	1,575,788
	Rowan Companies, Inc.	24,705	428,632
	Schlumberger Ltd.	262,150	13,301,491
	Smith International, Inc.	47,200	1,380,128
	Transocean, Inc. (a)	69,776	4,666,619
	Weatherford International Ltd. (a)	148,800	1,900,176
Energy Equipment & Services Total			35,232,103
Oil, Gas & Consumable Fuels — 11.8%
	Anadarko Petroleum Corp.	102,380	4,202,699
	Apache Corp.	73,141	5,653,799
	Cabot Oil & Gas Corp.	22,600	677,322
	Chesapeake Energy Corp.	113,900	1,956,802
	Chevron Corp.	449,011	35,476,359
	ConocoPhillips	332,167	17,445,411
	CONSOL Energy, Inc.	40,000	1,158,800
	Devon Energy Corp.	96,580	6,986,597
	El Paso Corp.	153,260	1,132,591
	EOG Resources, Inc.	54,390	4,624,238
	Exxon Mobil Corp.	1,135,270	90,991,891
	Hess Corp.	61,820	3,340,753
	Marathon Oil Corp.	154,182	4,036,485

5

		Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Oil, Gas & Consumable Fuels — (continued)
	Massey Energy Co.	18,500	288,970
	Murphy Oil Corp.	41,600	1,832,480
	Noble Energy, Inc.	37,700	1,970,956
	Occidental Petroleum Corp.	178,610	9,669,945
	Peabody Energy Corp.	59,400	1,391,742
	Pioneer Natural Resources Co.	26,200	526,096
	Range Resources Corp.	33,900	1,405,833
	Southwestern Energy Co. (a)	75,000	2,577,750
	Spectra Energy Corp.	134,343	2,184,417
	Sunoco, Inc.	25,500	1,013,370
	Tesoro Corp.	30,100	276,619
	Valero Energy Corp.	114,360	2,098,506
	Williams Companies, Inc.	125,935	2,042,666
	XTO Energy, Inc.	120,093	4,592,356
Oil, Gas & Consumable Fuels Total			209,555,453
ENERGY TOTAL			244,787,556
FINANCIALS — 12.9%
Capital Markets — 2.3%
	American Capital Ltd.	45,200	191,648
	Ameriprise Financial, Inc.	47,445	875,835
	Bank of New York Mellon Corp.	250,490	7,567,303
	Charles Schwab Corp.	203,855	3,736,662
	E*TRADE Financial Corp. (a)	117,450	158,558
	Federated Investors, Inc., Class B	19,190	380,921
	Franklin Resources, Inc.	33,270	2,021,152
	Goldman Sachs Group, Inc.	94,975	7,502,075
	Invesco Ltd.	84,500	1,060,475
	Janus Capital Group, Inc.	34,950	284,843
	Legg Mason, Inc.	31,000	558,620
	Merrill Lynch & Co., Inc.	334,735	4,425,197
	Morgan Stanley	242,435	3,575,916
	Northern Trust Corp.	48,335	2,218,093
	State Street Corp.	94,370	3,973,921
	T. Rowe Price Group, Inc.	56,540	1,934,233
Capital Markets Total			40,465,452
Commercial Banks — 3.1%
	BB&T Corp.	120,105	3,599,547
	Comerica, Inc.	32,865	741,106
	Fifth Third Bancorp	126,275	1,207,189

6

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Commercial Banks — (continued)
	First Horizon National Corp.	44,045	470,841
	Huntington Bancshares, Inc.	79,990	639,920
	KeyCorp	108,145	1,014,400
	M&T Bank Corp.	16,830	1,081,327
	Marshall & Ilsley Corp.	56,684	875,768
	National City Corp.	457,500	919,575
	PNC Financial Services Group, Inc.	75,760	3,997,855
	Regions Financial Corp.	151,905	1,547,912
	SunTrust Banks, Inc.	77,270	2,451,777
	U.S. Bancorp	380,750	10,272,635
	Wachovia Corp.	471,832	2,651,696
	Wells Fargo & Co.	812,250	23,465,902
	Zions Bancorporation	25,040	798,526
Commercial Banks Total			55,735,976
Consumer Finance — 0.6%
	American Express Co.	253,425	5,907,337
	Capital One Financial Corp.	82,105	2,825,233
	Discover Financial Services	104,817	1,072,278
	SLM Corp. (a)	102,110	940,433
Consumer Finance Total			10,745,281
Diversified Financial Services — 3.5%
	Bank of America Corp. (b)	1,096,169	17,812,746
	CIT Group, Inc.	62,360	208,283
	Citigroup, Inc.	1,190,185	9,866,634
	CME Group, Inc.	14,700	3,115,665
	IntercontinentalExchange, Inc. (a)	16,500	1,214,400
	JPMorgan Chase & Co.	805,158	25,491,302
	Leucadia National Corp.	38,700	756,585
	Moody’s Corp.	43,110	935,918
	NASDAQ OMX Group, Inc. (a)	29,700	638,550
	NYSE Euronext	58,100	1,383,361
Diversified Financial Services Total			61,423,444
Insurance — 2.4%
	AFLAC, Inc.	104,060	4,817,978
	Allstate Corp.	118,375	3,011,460
	American International Group, Inc.	587,715	1,181,307
	Aon Corp.	60,730	2,751,069
	Assurant, Inc.	25,900	563,843
	Chubb Corp.	78,790	4,046,654
	Cincinnati Financial Corp.	35,522	1,038,663

7

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Insurance — (continued)
	Genworth Financial, Inc., Class A	94,700	137,315
	Hartford Financial Services Group, Inc.	65,850	556,433
	Lincoln National Corp.	56,172	771,242
	Loews Corp.	79,095	2,166,412
	Marsh & McLennan Companies, Inc.	112,065	2,857,657
	MBIA, Inc.	42,735	250,000
	MetLife, Inc.	166,450	4,787,102
	Principal Financial Group, Inc.	56,650	782,337
	Progressive Corp.	147,640	2,217,553
	Prudential Financial, Inc.	93,375	2,026,237
	Torchmark Corp.	19,030	687,935
	Travelers Companies, Inc.	129,156	5,637,659
	Unum Group	75,525	1,125,322
	XL Capital Ltd., Class A	72,250	363,418
Insurance Total			41,777,596
Real Estate Investment Trusts (REITs) — 0.8%
	Apartment Investment & Management Co., Class A	18,751	215,074
	AvalonBay Communities, Inc.	16,800	1,019,256
	Boston Properties, Inc.	26,200	1,399,080
	Developers Diversified Realty Corp.	26,300	126,240
	Equity Residential Property Trust	59,260	1,803,282
	HCP, Inc.	55,000	1,136,850
	Host Hotels & Resorts, Inc.	113,500	853,520
	Kimco Realty Corp.	49,600	701,840
	Plum Creek Timber Co., Inc.	37,370	1,329,998
	ProLogis	57,395	219,823
	Public Storage, Inc.	27,400	1,914,986
	Simon Property Group, Inc.	49,225	2,338,187
	Vornado Realty Trust	29,900	1,598,155
Real Estate Investment Trusts (REITs) Total			14,656,291
Real Estate Management & Development — 0.0%
	CB Richard Ellis Group, Inc., Class A (a)	38,500	175,560
Real Estate Management & Development Total			175,560
Thrifts & Mortgage Finance — 0.2%
	Hudson City Bancorp, Inc.	113,600	1,898,256
	People’s United Financial, Inc.	75,800	1,445,506

8

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Thrifts & Mortgage Finance — (continued)
	Sovereign Bancorp, Inc. (a)	118,818	293,481
Thrifts & Mortgage Finance Total			3,637,243
FINANCIALS TOTAL			228,616,843
HEALTH CARE — 13.6%
Biotechnology — 2.0%
	Amgen, Inc. (a)	231,277	12,845,124
	Biogen Idec, Inc. (a)	63,422	2,683,385
	Celgene Corp. (a)	99,400	5,178,740
	Cephalon, Inc. (a)	14,900	1,094,852
	Genzyme Corp. (a)	58,680	3,756,694
	Gilead Sciences, Inc. (a)	201,080	9,006,373
Biotechnology Total			34,565,168
Health Care Equipment & Supplies — 2.0%
	Baxter International, Inc.	137,155	7,255,499
	Becton, Dickinson & Co.	53,280	3,384,878
	Boston Scientific Corp. (a)	327,987	2,023,680
	C.R. Bard, Inc.	21,755	1,784,563
	Covidien Ltd.	109,676	4,041,561
	DENTSPLY International, Inc.	32,500	847,600
	Hospira, Inc. (a)	34,832	1,046,005
	Intuitive Surgical, Inc. (a)	8,500	1,126,505
	Medtronic, Inc.	246,630	7,527,148
	St. Jude Medical, Inc. (a)	74,750	2,095,242
	Stryker Corp.	54,100	2,105,572
	Varian Medical Systems, Inc. (a)	27,300	1,101,828
	Zimmer Holdings, Inc. (a)	49,205	1,836,331
Health Care Equipment & Supplies Total			36,176,412
Health Care Providers & Services — 1.8%
	Aetna, Inc.	103,100	2,249,642
	AmerisourceBergen Corp.	34,660	1,086,591
	Cardinal Health, Inc.	78,460	2,551,519
	CIGNA Corp.	60,105	727,872
	Coventry Health Care, Inc. (a)	32,350	403,405
	DaVita, Inc. (a)	22,800	1,145,700
	Express Scripts, Inc. (a)	53,900	3,099,789
	Humana, Inc. (a)	36,940	1,116,696
	Laboratory Corp. of America Holdings (a)	24,310	1,540,282
	McKesson Corp.	60,300	2,106,882
	Medco Health Solutions, Inc. (a)	110,542	4,642,764
	Patterson Companies, Inc. (a)	19,900	374,518

9

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Health Care Providers & Services — (continued)
	Quest Diagnostics, Inc.	34,530	1,608,062
	Tenet Healthcare Corp. (a)	90,692	109,737
	UnitedHealth Group, Inc.	266,140	5,591,601
	WellPoint, Inc. (a)	111,780	3,979,368
Health Care Providers & Services Total			32,334,428
Health Care Technology — 0.0%
	IMS Health, Inc.	39,800	523,370
Health Care Technology Total			523,370
Life Sciences Tools & Services — 0.4%
	Life Technologies Corp. (a)	37,699	983,947
	Millipore Corp. (a)	12,095	612,733
	PerkinElmer, Inc.	26,135	471,998
	Thermo Fisher Scientific, Inc. (a)	91,605	3,268,467
	Waters Corp. (a)	21,645	892,423
Life Sciences Tools & Services Total			6,229,568
Pharmaceuticals — 7.4%
	Abbott Laboratories	336,925	17,651,501
	Allergan, Inc.	67,220	2,532,850
	Barr Pharmaceuticals, Inc. (a)	23,800	1,556,282
	Bristol-Myers Squibb Co.	432,645	8,955,751
	Eli Lilly & Co.	218,655	7,467,068
	Forest Laboratories, Inc. (a)	66,620	1,610,872
	Johnson & Johnson	610,805	35,780,957
	King Pharmaceuticals, Inc. (a)	53,915	518,123
	Merck & Co., Inc.	468,275	12,512,308
	Mylan, Inc. (a)	66,545	626,188
	Pfizer, Inc.	1,473,375	24,207,551
	Schering-Plough Corp.	355,275	5,972,173
	Watson Pharmaceuticals, Inc. (a)	22,805	541,619
	Wyeth	291,490	10,496,555
Pharmaceuticals Total			130,429,798
HEALTH CARE TOTAL			240,258,744
INDUSTRIALS — 10.6%
Aerospace & Defense — 2.5%
	Boeing Co.	161,765	6,896,042
	General Dynamics Corp.	86,820	4,485,990
	Goodrich Corp.	27,320	919,318
	Honeywell International, Inc.	162,745	4,534,076
	L-3 Communications Holdings, Inc.	26,520	1,781,348

10

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Aerospace & Defense — (continued)
	Lockheed Martin Corp.	72,805	5,613,994
	Northrop Grumman Corp.	73,813	3,022,642
	Precision Castparts Corp.	30,500	1,912,350
	Raytheon Co.	91,090	4,445,192
	Rockwell Collins, Inc.	34,830	1,187,006
	United Technologies Corp.	210,800	10,230,124
Aerospace & Defense Total			45,028,082
Air Freight & Logistics — 1.2%
	C.H. Robinson Worldwide, Inc.	37,200	1,900,176
	Expeditors International Washington, Inc.	46,600	1,557,838
	FedEx Corp.	67,990	4,803,493
	United Parcel Service, Inc., Class B	220,315	12,690,144
Air Freight & Logistics Total			20,951,651
Airlines — 0.1%
	Southwest Airlines Co.	160,450	1,387,893
Airlines Total			1,387,893
Building Products — 0.0%
	Masco Corp.	78,685	753,802
Building Products Total			753,802
Commercial Services & Supplies — 0.5%
	Allied Waste Industries, Inc. (a)	74,045	795,243
	Avery Dennison Corp.	23,230	722,453
	Cintas Corp.	28,850	692,977
	Pitney Bowes, Inc.	45,365	1,120,969
	R.R. Donnelley & Sons Co.	45,925	586,003
	Stericycle, Inc. (a)	18,700	1,071,510
	Waste Management, Inc.	107,210	3,130,532
Commercial Services & Supplies Total			8,119,687
Construction & Engineering — 0.2%
	Fluor Corp.	39,130	1,781,980
	Jacobs Engineering Group, Inc. (a)	26,800	1,199,836
Construction & Engineering Total			2,981,816
Electrical Equipment — 0.4%
	Cooper Industries Ltd., Class A	38,030	918,044
	Emerson Electric Co.	169,590	6,086,585
	Rockwell Automation, Inc.	31,805	990,726
Electrical Equipment Total			7,995,355
Industrial Conglomerates — 3.0%
	3M Co.	152,730	10,222,219
	General Electric Co. (c)	2,294,040	39,388,667

11

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Industrial Conglomerates — (continued)
	Textron, Inc.	54,370	828,055
	Tyco International Ltd.	103,776	2,168,918
Industrial Conglomerates Total			52,607,859
Machinery — 1.5%
	Caterpillar, Inc.	133,040	5,453,310
	Cummins, Inc.	44,280	1,132,682
	Danaher Corp.	55,760	3,102,486
	Deere & Co.	93,360	3,249,862
	Dover Corp.	41,060	1,224,820
	Eaton Corp.	36,300	1,682,142
	Flowserve Corp.	12,500	629,125
	Illinois Tool Works, Inc.	87,370	2,981,064
	Ingersoll-Rand Co., Ltd., Class A	69,620	1,091,642
	ITT Corp.	39,730	1,663,098
	Manitowoc Co., Inc.	28,500	224,580
	Paccar, Inc.	79,392	2,212,655
	Pall Corp.	26,170	719,937
	Parker Hannifin Corp.	36,592	1,503,199
Machinery Total			26,870,602
Professional Services — 0.1%
	Equifax, Inc.	27,985	712,218
	Monster Worldwide, Inc. (a)	27,095	310,780
	Robert Half International, Inc.	34,090	712,140
Professional Services Total			1,735,138
Road & Rail — 1.0%
	Burlington Northern Santa Fe Corp.	61,740	4,729,901
	CSX Corp.	89,050	3,316,222
	Norfolk Southern Corp.	81,980	4,055,551
	Ryder System, Inc.	12,360	443,848
	Union Pacific Corp.	111,290	5,568,951
Road & Rail Total			18,114,473
Trading Companies & Distributors — 0.1%
	Fastenal Co.	28,200	1,085,982
	W.W. Grainger, Inc.	14,115	996,096
Trading Companies & Distributors Total			2,082,078
INDUSTRIALS TOTAL			188,628,436
INFORMATION TECHNOLOGY — 14.6%
Communications Equipment — 2.4%
	Ciena Corp. (a)	19,718	145,913

12

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Communications Equipment — (continued)
Cisco Systems, Inc. (a)	1,291,150	21,355,621
Corning, Inc.	344,860	3,107,188
Harris Corp.	29,300	1,021,984
JDS Uniphase Corp. (a)	46,855	127,446
Juniper Networks, Inc. (a)	118,800	2,064,744
Motorola, Inc.	495,180	2,134,226
QUALCOMM, Inc.	358,640	12,039,545
Tellabs, Inc. (a)	86,850	362,164
Communications Equipment Total		42,358,831
Computers & Peripherals — 4.1%
Apple, Inc. (a)	193,590	17,939,985
Dell, Inc. (a)	380,925	4,254,932
EMC Corp. (a)	452,570	4,783,665
Hewlett-Packard Co.	535,266	18,884,185
International Business Machines Corp.	296,100	24,161,760
Lexmark International, Inc., Class A (a)	17,185	449,903
NetApp, Inc. (a)	71,600	966,600
QLogic Corp. (a)	28,680	304,582
SanDisk Corp. (a)	49,200	393,600
Seagate Technology, Inc., Escrow Shares (d)	64,266	643
Sun Microsystems, Inc. (a)	164,526	521,547
Teradata Corp. (a)	39,000	523,770
Computers & Peripherals Total		73,185,172
Electronic Equipment & Instruments — 0.3%
Agilent Technologies, Inc. (a)	78,135	1,471,282
Amphenol Corp., Class A	38,600	896,292
Jabil Circuit, Inc.	45,895	301,989
Molex, Inc.	31,165	423,844
Tyco Electronics Ltd.	103,276	1,701,989
Electronic Equipment & Instruments Total		4,795,396
Internet Software & Services — 1.3%
Akamai Technologies, Inc. (a)	37,000	453,990
eBay, Inc. (a)	238,770	3,135,050
Google, Inc., Class A (a)	52,200	15,292,512
VeriSign, Inc. (a)	42,200	911,098
Yahoo!, Inc. (a)	302,910	3,486,494
Internet Software & Services Total		23,279,144
IT Services — 0.9%
Affiliated Computer Services, Inc., Class A (a)	21,210	857,945

13

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
IT Services — (continued)
	Automatic Data Processing, Inc.	111,225	4,566,898
	Cognizant Technology Solutions Corp., Class A (a)	63,700	1,223,040
	Computer Sciences Corp. (a)	33,120	922,723
	Convergys Corp. (a)	26,625	167,471
	Fidelity National Information Services, Inc.	41,500	712,970
	Fiserv, Inc. (a)	35,820	1,222,895
	MasterCard, Inc., Class A	15,800	2,295,740
	Paychex, Inc.	70,160	1,982,722
	Total System Services, Inc.	43,200	616,464
	Western Union Co.	159,345	2,114,508
IT Services Total			16,683,376
Office Electronics — 0.1%
	Xerox Corp.	190,625	1,332,469
Office Electronics Total			1,332,469
Semiconductors & Semiconductor Equipment — 2.0%
	Advanced Micro Devices, Inc. (a)	132,755	313,302
	Altera Corp.	65,775	967,550
	Analog Devices, Inc.	63,475	1,085,423
	Applied Materials, Inc.	293,255	2,809,383
	Broadcom Corp., Class A (a)	96,450	1,476,650
	Intel Corp.	1,228,775	16,957,095
	KLA-Tencor Corp.	37,845	711,864
	Linear Technology Corp.	48,440	966,378
	LSI Corp. (a)	140,640	376,915
	MEMC Electronic Materials, Inc. (a)	49,400	741,988
	Microchip Technology, Inc.	40,200	743,700
	Micron Technology, Inc. (a)	166,355	455,813
	National Semiconductor Corp.	42,660	469,260
	Novellus Systems, Inc. (a)	21,685	268,677
	NVIDIA Corp. (a)	121,620	908,501
	Teradyne, Inc. (a)	36,870	139,737
	Texas Instruments, Inc.	286,470	4,460,338
	Xilinx, Inc.	60,435	988,717
Semiconductors & Semiconductor Equipment Total			34,841,291
Software — 3.5%
	Adobe Systems, Inc. (a)	115,970	2,685,865
	Autodesk, Inc. (a)	49,190	816,062

14

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Software — (continued)
	BMC Software, Inc. (a)	41,500	1,035,840
	CA, Inc.	86,104	1,449,991
	Citrix Systems, Inc. (a)	39,905	1,063,867
	Compuware Corp. (a)	55,690	353,632
	Electronic Arts, Inc. (a)	69,690	1,328,291
	Intuit, Inc. (a)	70,140	1,554,302
	Microsoft Corp.	1,716,220	34,701,969
	Novell, Inc. (a)	75,465	343,366
	Oracle Corp. (a)	856,465	13,780,522
	Salesforce.com, Inc. (a)	22,700	649,674
	Symantec Corp. (a)	183,430	2,206,663
Software Total			61,970,044
INFORMATION TECHNOLOGY TOTAL			258,445,723
MATERIALS — 2.9%
Chemicals — 1.8%
	Air Products & Chemicals, Inc.	46,315	2,212,004
	CF Industries Holdings, Inc.	12,300	647,349
	Dow Chemical Co.	202,125	3,749,419
	E.I. Du Pont de Nemours & Co.	197,195	4,941,707
	Eastman Chemical Co.	15,850	521,465
	Ecolab, Inc.	38,325	1,471,297
	International Flavors & Fragrances, Inc.	17,190	524,983
	Monsanto Co.	120,244	9,523,325
	PPG Industries, Inc.	35,905	1,576,947
	Praxair, Inc.	68,805	4,062,935
	Rohm and Haas Co.	27,095	1,853,569
	Sigma-Aldrich Corp.	27,500	1,185,525
Chemicals Total			32,270,525
Construction Materials — 0.1%
	Vulcan Materials Co.	24,055	1,442,819
Construction Materials Total			1,442,819
Containers & Packaging — 0.2%
	Ball Corp.	21,155	771,100
	Bemis Co., Inc.	21,805	589,171
	Pactiv Corp. (a)	28,650	715,963
	Sealed Air Corp.	34,530	546,610
Containers & Packaging Total			2,622,844
Metals & Mining — 0.6%
	AK Steel Holding Corp.	24,500	193,060
	Alcoa, Inc.	177,760	1,912,698

15

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Metals & Mining — (continued)
	Allegheny Technologies, Inc.	21,940	503,523
	Freeport-McMoRan Copper & Gold, Inc.	83,910	2,013,001
	Newmont Mining Corp.	99,800	3,358,270
	Nucor Corp.	69,180	2,468,342
	Titanium Metals Corp.	18,600	157,170
	United States Steel Corp.	25,670	780,368
Metals & Mining Total			11,386,432
Paper & Forest Products — 0.2%
	International Paper Co.	93,495	1,164,013
	MeadWestvaco Corp.	37,295	434,859
	Weyerhaeuser Co.	46,155	1,736,351
Paper & Forest Products Total			3,335,223
MATERIALS TOTAL			51,057,843
TELECOMMUNICATION SERVICES — 3.7%
Diversified Telecommunication Services — 3.5%
	AT&T, Inc.	1,288,020	36,785,851
	CenturyTel, Inc.	22,335	593,218
	Embarq Corp.	31,157	1,016,964
	Frontier Communications Corp.	69,095	602,508
	Qwest Communications International, Inc.	324,385	1,038,032
	Verizon Communications, Inc.	622,395	20,321,197
	Windstream Corp.	96,080	851,269
Diversified Telecommunication Services Total			61,209,039
Wireless Telecommunication Services — 0.2%
	American Tower Corp., Class A (a)	86,100	2,345,364
	Sprint Nextel Corp.	623,845	1,740,528
Wireless Telecommunication Services Total			4,085,892
TELECOMMUNICATION SERVICES TOTAL			65,294,931
UTILITIES — 4.1%
Electric Utilities — 2.5%
	Allegheny Energy, Inc.	36,890	1,300,373
	American Electric Power Co., Inc.	87,915	2,750,860
	Duke Energy Corp.	276,487	4,302,138
	Edison International	71,230	2,379,082
	Entergy Corp.	41,885	3,564,413
	Exelon Corp.	143,650	8,074,566
	FirstEnergy Corp.	66,605	3,901,721

16

		Shares	Value ($)
Common Stocks — (continued)
UTILITIES — (continued)
Electric Utilities — (continued)
	FPL Group, Inc.	89,330	4,355,731
	Pepco Holdings, Inc.	45,200	813,148
	Pinnacle West Capital Corp.	22,055	670,472
	PPL Corp.	81,890	2,775,252
	Progress Energy, Inc.	57,230	2,271,459
	Southern Co.	168,315	6,113,201
Electric Utilities Total			43,272,416
Gas Utilities — 0.1%
	Nicor, Inc.	9,845	401,479
	Questar Corp.	37,900	1,220,001
Gas Utilities Total			1,621,480
Independent Power Producers & Energy Traders — 0.1%
	AES Corp. (a)	147,010	1,130,507
	Constellation Energy Group, Inc.	38,955	953,229
	Dynegy, Inc. (a)	110,520	246,459
Independent Power Producers & Energy Traders Total			2,330,195
Multi-Utilities — 1.4%
	Ameren Corp.	45,985	1,636,146
	CenterPoint Energy, Inc.	74,750	966,518
	CMS Energy Corp.	49,225	500,126
	Consolidated Edison, Inc.	59,680	2,410,475
	Dominion Resources, Inc.	126,790	4,668,408
	DTE Energy Co.	35,655	1,326,009
	Integrys Energy Group, Inc.	16,699	737,762
	NiSource, Inc.	59,920	722,036
	PG&E Corp.	78,375	2,981,385
	Public Service Enterprise Group, Inc.	111,180	3,435,462
	Sempra Energy	53,840	2,512,713
	TECO Energy, Inc.	46,510	604,630
	Wisconsin Energy Corp.	25,600	1,112,576
	Xcel Energy, Inc.	97,505	1,834,069
Multi-Utilities Total			25,448,315
UTILITIES TOTAL			72,672,406

	Total Common Stocks (cost of $1,875,107,467)		1,711,233,736

17

		Par ($)	Value ($)
Short-Term Obligation — 0.9%
	Repurchase agreement with Fixed Income Clearing Corp., dated 11/28/08, due 12/01/08 at 0.200%, collateralized by U.S. Government Agency Obligations with various maturities to 04/15/09, market value $16,082,040 (repurchase proceeds $15,765,263)	15,765,000	15,765,000

	Total Short-Term Obligation (cost of $15,765,000)		15,765,000

	Total Investments — 97.5% (cost of $1,890,872,467)(e)(f)		1,726,998,736

	Other Assets & Liabilities, Net — 2.5%		43,568,459

	Net Assets — 100.0%		1,770,567,195

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On March 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

	•	Level 1 – quoted prices in active markets for identical securities
	•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
	•	Level 3 – significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

18

The following table summarizes the inputs used, as of November 30, 2008, in valuing the Fund’s assets:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*
Level 1 – Quoted Prices	$1,711,233,093	$2,708,319
Level 2 – Other Significant Observable Inputs	15,765,000	—
Level 3 – Significant Unobservable Inputs	643	—
Total	$1,726,998,736	$2,708,319

	*Other financial instruments consist of futures contracts which are not included in the investment portfolio.

	The following table reconciles asset balances for the nine month period ending November 30, 2008, in which significant unobservable inputs (Level 3) were used in determining value:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Balance as February 29, 2008	$643	$—
	Accretion of discounts/Amortization of premiums	—	—
	Realized gain (loss)	—	—
	Change in unrealized appreciation (depreciation)	—	—
	Net purchases (sales)	—	—
	Transfers in and or out of Level 3	—	—
	Balance as November 30, 2008	$643	$—

(a)	Non-income producing security.

(b)	Investments in affiliates during the nine months ended November 30, 2008:

	Security name: Bank of America Corp.

	Shares as of 02/29/08:		923,134
	Shares purchased:		177,100
	Shares sold:		(26,001)
	Shares from merger:		21,936
	Shares as of 11/30/08:		1,096,169
	Net realized gain:		$105,918
	Dividend income earned:		$1,872,664
	Value at end of period:		$17,812,746

(c)	A portion of this security with a market value of $12,019,000 is pledged as collateral for open futures contracts.

(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(e)	Cost for federal income tax purposes is $1,890,872,467.

(f)	Unrealized appreciation and depreciation at November 30, 2008 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$465,533,379	$(629,407,110)	$(163,873,731)

At November 30, 2008, the Fund held the following open long futures contracts:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Appreciation
S&P 500 Index	254	$56,851,550	$54,143,231	Dec-2008	$2,708,319

19

INVESTMENT PORTFOLIO
November 30, 2008 (Unaudited)	Columbia Large Cap Value Fund

		Shares	Value ($)*
Common Stocks — 96.5%
CONSUMER DISCRETIONARY — 6.0%
Hotels, Restaurants & Leisure — 2.3%
	Carnival Corp.	583,800	12,259,800
	McDonald’s Corp.	642,619	37,753,866
Hotels, Restaurants & Leisure Total			50,013,666
Multiline Retail — 1.1%
	Kohl’s Corp. (a)	708,300	23,133,078
Multiline Retail Total			23,133,078
Specialty Retail — 1.7%
	Bed Bath & Beyond, Inc. (a)	270,300	5,484,387
	Lowe’s Companies, Inc.	1,462,700	30,219,382
Specialty Retail Total			35,703,769
Textiles, Apparel & Luxury Goods — 0.9%
	V.F. Corp.	383,100	20,032,299
Textiles, Apparel & Luxury Goods Total			20,032,299
CONSUMER DISCRETIONARY TOTAL			128,882,812
CONSUMER STAPLES — 11.2%
Beverages — 1.3%
	Diageo PLC, ADR	504,498	28,438,552
Beverages Total			28,438,552
Food & Staples Retailing — 2.3%
	Sysco Corp.	899,700	21,097,965
	Wal-Mart Stores, Inc.	490,900	27,431,492
Food & Staples Retailing Total			48,529,457
Food Products — 2.0%
	ConAgra Foods, Inc.	1,294,400	19,092,400
	General Mills, Inc.	216,700	13,688,939
	J M Smucker Co.	219,200	9,945,104
Food Products Total			42,726,443
Household Products — 2.3%
	Procter & Gamble Co.	757,300	48,732,255
Household Products Total			48,732,255
Personal Products — 1.0%
	Avon Products, Inc.	1,080,697	22,802,707
Personal Products Total			22,802,707
Tobacco — 2.3%
	Lorillard, Inc.	397,400	24,014,882

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Tobacco — (continued)
	Philip Morris International, Inc.	580,477	24,472,910
Tobacco Total			48,487,792
CONSUMER STAPLES TOTAL			239,717,206
ENERGY — 18.3%
Energy Equipment & Services — 1.4%
	Halliburton Co.	1,267,098	22,300,925
	Smith International, Inc.	241,200	7,052,688
Energy Equipment & Services Total			29,353,613
Oil, Gas & Consumable Fuels — 16.9%
	Chevron Corp.	563,600	44,530,036
	ConocoPhillips	870,580	45,722,861
	El Paso Corp.	1,037,000	7,663,430
	EOG Resources, Inc.	250,300	21,280,506
	Exxon Mobil Corp.	1,729,328	138,605,639
	Hess Corp.	572,900	30,959,516
	Marathon Oil Corp.	647,300	16,946,314
	Newfield Exploration Co. (a)	566,200	12,784,796
	Occidental Petroleum Corp.	577,900	31,287,506
	Petroleo Brasileiro SA, ADR	543,300	11,376,702
Oil, Gas & Consumable Fuels Total			361,157,306
ENERGY TOTAL			390,510,919
FINANCIALS — 24.1%
Capital Markets — 2.8%
	Goldman Sachs Group, Inc.	392,700	31,019,373
	State Street Corp.	695,800	29,300,138
Capital Markets Total			60,319,511
Commercial Banks — 8.8%
	PNC Financial Services Group, Inc.	641,679	33,861,401
	SunTrust Banks, Inc.	912,300	28,947,279
	U.S. Bancorp	2,314,482	62,444,724
	Wells Fargo & Co.	1,519,814	43,907,427
	Zions Bancorporation	549,154	17,512,521
Commercial Banks Total			186,673,352
Diversified Financial Services — 4.6%
	Citigroup, Inc.	1,927,010	15,974,913
	JPMorgan Chase & Co.	2,580,310	81,692,614
Diversified Financial Services Total			97,667,527
Insurance — 5.6%
	ACE Ltd.	756,476	39,525,871

2

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Insurance — (continued)
	AON Corp.	947,100	42,903,630
	Hartford Financial Services Group, Inc.	442,817	3,741,804
	Marsh & McLennan Companies, Inc.	1,151,500	29,363,250
	Prudential Financial, Inc.	183,900	3,990,630
Insurance Total			119,525,185
Real Estate Investment Trusts (REITs) — 2.3%
	Plum Creek Timber Co., Inc.	769,100	27,372,269
	Rayonier, Inc.	672,400	22,458,160
Real Estate Investment Trusts (REITs) Total			49,830,429
FINANCIALS TOTAL			514,016,004
HEALTH CARE — 9.4%
Biotechnology — 2.7%
	Amgen, Inc. (a)	1,039,000	57,706,060
Biotechnology Total			57,706,060
Health Care Providers & Services — 1.4%
	Medco Health Solutions, Inc. (a)	715,400	30,046,800
Health Care Providers & Services Total			30,046,800
Life Sciences Tools & Services — 1.1%
	Thermo Fisher Scientific, Inc. (a)	631,900	22,546,192
Life Sciences Tools & Services Total			22,546,192
Pharmaceuticals — 4.2%
	Abbott Laboratories	455,400	23,858,406
	Johnson & Johnson	825,600	48,363,648
	Merck & Co., Inc.	696,900	18,621,168
Pharmaceuticals Total			90,843,222
HEALTH CARE TOTAL			201,142,274
INDUSTRIALS — 7.6%
Aerospace & Defense — 4.0%
	Goodrich Corp.	408,200	13,735,930
	L-3 Communications Holdings, Inc.	375,100	25,195,467
	United Technologies Corp.	955,280	46,359,738
Aerospace & Defense Total			85,291,135
Construction & Engineering — 1.1%
	KBR, Inc.	1,733,800	23,874,426
Construction & Engineering Total			23,874,426
Industrial Conglomerates — 1.8%
	General Electric Co.	2,267,016	38,924,665
Industrial Conglomerates Total			38,924,665

3

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Machinery — 0.7%
	Eaton Corp.	325,800	15,097,572
Machinery Total			15,097,572
INDUSTRIALS TOTAL			163,187,798
INFORMATION TECHNOLOGY — 4.9%
Computers & Peripherals — 2.7%
	EMC Corp. (a)	2,450,700	25,903,899
	Hewlett-Packard Co.	604,580	21,329,583
	International Business Machines Corp.	129,500	10,567,200
Computers & Peripherals Total			57,800,682
IT Services — 0.3%
	Visa, Inc., Class A	108,847	5,720,998
IT Services Total			5,720,998
Semiconductors & Semiconductor Equipment — 0.9%
	Intel Corp.	769,800	10,623,240
	Intersil Corp., Class A	905,200	8,201,112
Semiconductors & Semiconductor Equipment Total			18,824,352
Software — 1.0%
	BMC Software, Inc. (a)	912,500	22,776,000
Software Total			22,776,000
INFORMATION TECHNOLOGY TOTAL			105,122,032
MATERIALS — 4.2%
Chemicals — 1.8%
	E.I. Du Pont de Nemours & Co.	709,900	17,790,094
	Monsanto Co.	201,300	15,942,960
	Potash Corp. of Saskatchewan	68,000	4,191,520
Chemicals Total			37,924,574
Metals & Mining — 2.0%
	Alcoa, Inc.	760,400	8,181,904
	Allegheny Technologies, Inc.	111,300	2,554,335
	Freeport-McMoRan Copper & Gold, Inc.	578,500	13,878,215
	Nucor Corp.	487,100	17,379,728
Metals & Mining Total			41,994,182

4

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Paper & Forest Products — 0.4%
	Weyerhaeuser Co.	233,300	8,776,746
Paper & Forest Products Total			8,776,746
MATERIALS TOTAL			88,695,502
TELECOMMUNICATION SERVICES — 5.6%
Diversified Telecommunication Services — 5.6%
	AT&T, Inc.	3,090,651	88,268,993
	Verizon Communications, Inc.	932,102	30,433,130
Diversified Telecommunication Services Total			118,702,123
TELECOMMUNICATION SERVICES TOTAL			118,702,123
UTILITIES — 5.2%
Electric Utilities — 3.5%
	Exelon Corp.	462,900	26,019,609
	FPL Group, Inc.	603,100	29,407,156
	PPL Corp.	598,400	20,279,776
Electric Utilities Total			75,706,541
Multi-Utilities — 1.7%
	PG&E Corp.	600,443	22,840,852
	Public Service Enterprise Group, Inc.	408,690	12,628,521
Multi-Utilities Total			35,469,373
UTILITIES TOTAL			111,175,914

	Total Common Stocks (cost of $2,434,868,837)		2,061,152,584
Convertible Preferred Stocks — 0.5%
HEALTH CARE — 0.5%
Pharmaceuticals — 0.5%
	Schering-Plough Corp., 6.000%	74,400	11,420,400
Pharmaceuticals Total			11,420,400
HEALTH CARE TOTAL			11,420,400

	Total Convertible Preferred Stocks (cost of $19,730,136)		11,420,400

		Par ($)
Short-Term Obligation — 2.9%
	Repurchase agreement with Fixed Income Clearing Corp., dated 11/28/08, due 12/01/08 at 0.200%, collateralized by U.S. Government Agency Obligations with various maturities to 07/15/37, market value of $63,778,331 (repurchase proceeds $62,525,042)	62,524,000	62,524,000

	Total Short-Term Obligation (cost of $62,524,000)		62,524,000

5

Value ($)
Total Investments — 99.9% (cost of $2,517,122,973)(b)(c)	2,135,096,984

Other Assets & Liabilities, Net — 0.1%	1,071,490

Net Assets — 100.0%	2,136,168,474

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

Options are valued at the last reported sale price, or in the absence of a sale, the last quoted ask price.

On March 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

	•	Level 1 – quoted prices in active markets for identical securities
	•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
	•	Level 3 – significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2008, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 – Quoted Prices	$2,072,572,984	$—
	Level 2 – Other Significant Observable Inputs	62,524,000	—
	Level 3 – Significant Unobservable Inputs	—	—
	Total	$2,135,096,984	$—

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $2,517,122,973.
(c)	Unrealized appreciation and depreciation at November 30, 2008, based on cost of investments for federal income tax purposes was

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$199,556,745	$(581,582,734)	$(382,025,989)

6

For the nine months ended November 30, 2008, transactions in written option contracts were as follows:

	Number of contracts	Premium received
Options outstanding at February 29, 2008	—	$—
Options written	5,144	1,040,195
Options terminated in closing purchase transactions	(3,782)	(690,163)
Options expired	(1,362)	(350,032)
Options outstanding at November 30, 2008	—	$—

Acronym	Name
ADR	American Depositary Receipt

7

INVESTMENT PORTFOLIO
November 30, 2008 (Unaudited)	Columbia Marsico Global Fund

		Shares	Value ($)*
Common Stocks — 88.6%
CONSUMER DISCRETIONARY — 6.6%
Hotels, Restaurants & Leisure — 2.0%
	McDonald’s Corp.	1,214	71,323
Hotels, Restaurants & Leisure Total			71,323
Specialty Retail — 4.6%
	Home Depot, Inc.	7,120	164,543
Specialty Retail Total			164,543
CONSUMER DISCRETIONARY TOTAL			235,866
CONSUMER STAPLES — 13.4%
Beverages — 3.6%
	Heineken Holding NV	4,957	128,399
Beverages Total			128,399
Food & Staples Retailing — 8.2%
	Costco Wholesale Corp.	4,289	220,755
	Tesco PLC	16,133	73,350
Food & Staples Retailing Total			294,105
Household Products — 1.6%
	Reckitt Benckiser Group PLC	1,395	59,314
Household Products Total			59,314
CONSUMER STAPLES TOTAL			481,818
ENERGY — 5.2%
Energy Equipment & Services — 0.9%
	Diamond Offshore Drilling, Inc.	465	34,317
Energy Equipment & Services Total			34,317
Oil, Gas & Consumable Fuels — 4.3%
	BP PLC	11,264	91,368
	Petroleo Brasileiro SA, ADR	2,995	62,715
Oil, Gas & Consumable Fuels Total			154,083
ENERGY TOTAL			188,400
FINANCIALS — 21.2%
Capital Markets — 3.5%
	Credit Suisse Group AG, Registered Shares	1,729	50,757
	Goldman Sachs Group, Inc.	969	76,542
Capital Markets Total			127,299
Commercial Banks — 12.7%
	Industrial & Commercial Bank of China, Class H	101,000	49,671
	SunTrust Banks, Inc.	2,492	79,071
	U.S. Bancorp	4,532	122,274

1

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Commercial Banks — (continued)
	Wells Fargo & Co.	7,092	204,888
Commercial Banks Total			455,904
Diversified Financial Services — 5.0%
	JPMorgan Chase & Co.	5,625	178,087
Diversified Financial Services Total			178,087
FINANCIALS TOTAL			761,290
HEALTH CARE — 5.1%
Biotechnology — 2.8%
	Gilead Sciences, Inc. (a)	2,262	101,315
Biotechnology Total			101,315
Life Sciences Tools & Services — 2.3%
	Lonza Group AG, Registered Shares	969	80,168
Life Sciences Tools & Services Total			80,168
HEALTH CARE TOTAL			181,483
INDUSTRIALS — 23.5%
Aerospace & Defense — 5.4%
	Lockheed Martin Corp.	1,549	119,443
	Raytheon Co.	1,518	74,079
Aerospace & Defense Total			193,522
Construction & Engineering — 1.7%
	Aecom Technology Corp. (a)	2,365	62,649
Construction & Engineering Total			62,649
Electrical Equipment — 10.8%
	ABB Ltd., Registered Shares (a)	12,357	159,688
	Energy Conversion Devices, Inc. (a)	1,103	30,862
	Gamesa Corp., Tecnologica SA	3,239	54,474
	Vestas Wind Systems A/S (a)	3,100	140,915
Electrical Equipment Total			385,939
Marine — 1.4%
	Kuehne & Nagel International AG	828	50,647
Marine Total			50,647
Road & Rail — 4.2%
	All America Latina Logistica SA	8,099	40,434

2

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Road & Rail — (continued)
	Canadian National Railway Co.	3,079	108,443
Road & Rail Total			148,877
INDUSTRIALS TOTAL			841,634
INFORMATION TECHNOLOGY — 8.1%
Computers & Peripherals — 1.1%
	Apple, Inc. (a)	413	38,273
Computers & Peripherals Total			38,273
IT Services — 5.5%
	MasterCard, Inc., Class A	1,061	154,163
	Visa, Inc., Class A	830	43,625
IT Services Total			197,788
Software — 1.5%
	Citrix Systems, Inc. (a)	2,095	55,852
Software Total			55,852
INFORMATION TECHNOLOGY TOTAL			291,913
MATERIALS — 5.5%
Chemicals — 5.5%
	Monsanto Co.	2,137	169,250
	Praxair, Inc.	469	27,695
Chemicals Total			196,945
MATERIALS TOTAL			196,945

	Total Common Stocks (cost of $4,265,537)		3,179,349

		Par ($)
Short-Term Obligation — 19.5%
	Repurchase agreement with State Street Bank & Trust Co., dated 11/28/08, due 12/01/08 at 0.030%, collateralized by a U.S. Government Agency Obligation maturing 12/30/09, market value $717,960 (repurchase proceeds $700,002)	700,000	700,000

	Total Short-Term Obligation (cost of $700,000)		700,000

3

Value ($)
Total Investments — 108.1% (cost of $4,965,537)(b)(c)	3,879,349

Other Assets & Liabilities, Net — (8.1)%	(291,625)

Net Assets — 100.0%	3,587,724

4

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

	Short-term investments maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.  The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On April 30, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – significant unobservable inputs (including management’s own assumptions in determining the value of investments)

	The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	The following table summarizes the inputs used, as of November 30, 2008, in valuing the Fund’s assets:
		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 – Quoted Prices	$2,240,597	$—
	Level 2 – Other Significant Observable Inputs	1,638,752	—
	Level 3 – Significant Unobservable Inputs	—	—
	Total	$3,879,349	$—

5

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party pricing service may be employed for purposes of fair market valuation.
(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $4,965,537.
(c)	Unrealized appreciation and depreciation at November 30, 2008, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$38,314	$(1,124,502)	$(1,086,188)

Acronym	Name
ADR	American Depositary Receipt

6

INVESTMENT POR TFOLIO November 30, 2008 (Unaudited)	Columbia Marsico 21st Century Fund

		Shares	Value ($)*
Common Stocks — 83.2%
CONSUMER DISCRETIONARY — 10.3%
Hotels, Restaurants & Leisure — 3.8%
	Las Vegas Sands Corp. (a)	7,601,068	39,297,522
	Vail Resorts, Inc. (a)(b)	3,118,067	67,817,957
	Wynn Resorts Ltd. (a)	1,843,563	73,410,679
Hotels, Restaurants & Leisure Total			180,526,158
Internet & Catalog Retail — 0.5%
	Blue Nile, Inc. (a)(b)	905,384	21,602,462
Internet & Catalog Retail Total			21,602,462
Media — 0.4%
	Live Nation, Inc. (a)(b)	3,530,544	17,264,360
Media Total			17,264,360
Multiline Retail — 1.0%
	Saks, Inc. (a)(b)	11,162,652	48,111,030
Multiline Retail Total			48,111,030
Specialty Retail — 4.6%
	Home Depot, Inc.	8,947,730	206,782,040
	J Crew Group, Inc. (a)	1,014,857	10,290,650
Specialty Retail Total			217,072,690
CONSUMER DISCRETIONARY TOTAL			484,576,700
CONSUMER STAPLES — 9.9%
Beverages — 3.0%
	Heineken Holding NV	5,392,883	139,690,232
Beverages Total			139,690,232
Food & Staples Retailing — 6.9%
	Costco Wholesale Corp.	6,302,207	324,374,594
Food & Staples Retailing Total			324,374,594
CONSUMER STAPLES TOTAL			464,064,826
ENERGY — 0.6%
Energy Equipment & Services — 0.6%
	Diamond Offshore Drilling, Inc.	405,988	29,961,914
Energy Equipment & Services Total			29,961,914
ENERGY TOTAL			29,961,914
FINANCIALS — 27.9%
Capital Markets — 5.5%
	BlackRock, Inc., Class A	642,773	80,802,994
	Goldman Sachs Group, Inc.	1,330,091	105,063,888
	Jefferies Group, Inc.	5,838,747	72,634,013
Capital Markets Total			258,500,895

1

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Commercial Banks — 14.1%
	City National Corp.	1,904,267	83,559,236
	SunTrust Banks, Inc.	3,445,291	109,319,083
	U.S. Bancorp	6,225,707	167,969,575
	Wells Fargo & Co.	10,565,359	305,233,222
Commercial Banks Total			666,081,116
Diversified Financial Services — 4.6%
	JPMorgan Chase & Co.	6,782,190	214,724,135
Diversified Financial Services Total			214,724,135
Real Estate Management & Development — 1.8%
	St. Joe Co. (a)	3,145,517	83,073,104
Real Estate Management & Development Total			83,073,104
Thrifts & Mortgage Finance — 1.9%
	People’s United Financial, Inc.	4,724,213	90,090,742
Thrifts & Mortgage Finance Total			90,090,742
FINANCIALS TOTAL			1,312,469,992
HEALTH CARE — 3.8%
Biotechnology — 2.7%
	Gilead Sciences, Inc. (a)	2,886,400	129,281,856
Biotechnology Total			129,281,856
Health Care Providers & Services — 0.6%
	Athenahealth, Inc. (a)	1,092,421	29,855,866
Health Care Providers & Services Total			29,855,866
Pharmaceuticals — 0.5%
	Perrigo Co.	635,023	21,851,141
Pharmaceuticals Total			21,851,141
HEALTH CARE TOTAL			180,988,863
INDUSTRIALS — 12.9%
Aerospace & Defense — 3.8%
	Raytheon Co.	3,637,224	177,496,531
Aerospace & Defense Total			177,496,531
Construction & Engineering — 2.0%
	Aecom Technology Corp. (a)	3,528,935	93,481,488
Construction & Engineering Total			93,481,488
Electrical Equipment — 4.0%
	Energy Conversion Devices, Inc. (a)	1,044,494	29,224,942
	Vestas Wind Systems A/S (a)	3,533,642	160,627,431
Electrical Equipment Total			189,852,373

2

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Professional Services — 0.3%
	Duff & Phelps Corp., Class A (a)	1,226,303	14,102,485
Professional Services Total			14,102,485
Road & Rail — 2.8%
	Canadian National Railway Co.	3,772,342	132,861,885
Road & Rail Total			132,861,885
INDUSTRIALS TOTAL			607,794,762
INFORMATION TECHNOLOGY — 13.2%
Computers & Peripherals — 1.0%
	Apple, Inc. (a)	500,454	46,377,072
Computers & Peripherals Total			46,377,072
IT Services — 10.7%
	MasterCard, Inc., Class A	2,098,065	304,848,844
	Visa, Inc., Class A	3,802,641	199,866,811
IT Services Total			504,715,655
Software — 1.5%
	Citrix Systems, Inc. (a)	2,532,072	67,505,040
Software Total			67,505,040
INFORMATION TECHNOLOGY TOTAL			618,597,767
MATERIALS — 4.6%
Chemicals — 4.6%
	Monsanto Co.	2,753,297	218,061,123
Chemicals Total			218,061,123
MATERIALS TOTAL			218,061,123

	Total Common Stocks (cost of $5,056,951,606)		3,916,515,947

		Par ($)
Short-Term Obligation — 19.5%
	Repurchase agreement with Fixed Income Clearing Corp., dated 11/28/08, due 12/01/08 at 0.200%, collateralized by U.S. Government Agency Obligations with various maturities to 07/16/10, market value of $934,658,207 (repurchase proceeds $916,344,272)	916,329,000	916,329,000

	Total Short-Term Obligation (cost of $916,329,000)		916,329,000

3

Value ($)
Total Investments — 102.7% (cost of $5,973,280,606)(c)(d)	4,832,844,947

Other Assets & Liabilities, Net — (2.7)%	(127,525,253)

Net Assets — 100.0%	4,705,319,694

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On September 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.)

•      Level 3 – significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2008, in valuing the Fund’s assets:

4

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 – Quoted Prices	$3,616,198,285	$—
	Level 2 – Other Significant Observable Inputs	1,216,646,662	—
	Level 3 – Significant Unobservable Inputs	—	—
	Total	$4,832,844,947	$—

(a)	Non-income producing security.
(b)	Investments in affiliates during the nine months ended November 30, 2008:

	Security name: Blue Nile, Inc.

	Shares as of 2/29/08:		940,284
	Shares purchased:		78,666
	Shares sold:		(113,566)
	Shares as of 11/30/08:		905,384
	Net realized loss:		$(3,435,259)
	Dividend income earne		$—
	Value at end of period:		$21,602,462

	Security name: Live Nation, Inc.

	Shares as of 2/29/08:		2,620,595
	Shares purchased:		3,367,610
	Shares sold:		(2,457,661)
	Shares as of 11/30/08:		3,530,544
	Net realized loss:		$(26,427,657)
	Dividend income earned:		$—
	Value at end of period:		$17,264,360

	Security name: Saks, Inc.

	Shares as of 2/29/08:		12,465,379
	Shares purchased:		3,280,920
	Shares sold:		(4,583,647)
	Shares as of 11/30/08:		11,162,652
	Net realized loss:		$(61,239,742)
	Dividend income earned:		$—
	Value at end of period:		$48,111,030

	Security name: Vail Resorts, Inc.

	Shares as of 2/29/08:		2,953,317
	Shares purchased:		235,478
	Shares sold:		(70,728)
	Shares as of 11/30/08:		3,118,067
	Net realized loss:		$(3,023,529)
	Dividend income earned:		$—
	Value at end of period:		$67,817,957

(c)	Cost for federal income tax purposes is $5,973,280,606.
(d)	Unrealized appreciation and depreciation at November 30, 2008 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$161,696,082	$(1,302,131,741)	$(1,140,435,659)

5

INVESTMENT PORTFOLIO November 30, 2008 (Unaudited)	Columbia Marsico Focused Equities Fund

		Shares	Value ($)*
Common Stocks — 85.3%
CONSUMER DISCRETIONARY — 18.0%
Hotels, Restaurants & Leisure — 12.9%
	Las Vegas Sands Corp. (a)	7,146,413	36,946,955
	McDonald’s Corp.	4,864,090	285,765,288
	Wynn Resorts Ltd. (a)	1,493,014	59,451,817
Hotels, Restaurants & Leisure Total			382,164,060
Multiline Retail — 2.0%
	Target Corp.	1,774,967	59,922,886
Multiline Retail Total			59,922,886
Specialty Retail — 3.1%
	Lowe’s Companies, Inc.	4,534,694	93,686,778
Specialty Retail Total			93,686,778
CONSUMER DISCRETIONARY TOTAL			535,773,724
CONSUMER STAPLES — 6.8%
Food & Staples Retailing — 6.8%
	CVS Caremark Corp.	3,974,581	114,984,628
	Wal-Mart Stores, Inc.	1,538,059	85,946,737
Food & Staples Retailing Total			200,931,365
CONSUMER STAPLES TOTAL			200,931,365
ENERGY — 4.4%
Energy Equipment & Services — 3.9%
	Schlumberger Ltd.	1,075,062	54,548,646
	Transocean, Inc. (a)	921,069	61,601,095
Energy Equipment & Services Total			116,149,741
Oil, Gas & Consumable Fuels — 0.5%
	Petroleo Brasileiro SA, ADR	637,929	13,358,233
Oil, Gas & Consumable Fuels Total			13,358,233
ENERGY TOTAL			129,507,974
FINANCIALS — 14.3%
Capital Markets — 2.4%
	Goldman Sachs Group, Inc.	916,097	72,362,502
Capital Markets Total			72,362,502
Commercial Banks — 10.4%
	Industrial & Commercial Bank of China, Class H	151,416,900	74,466,069
	U.S. Bancorp	3,779,011	101,957,717
	Wells Fargo & Co.	4,586,843	132,513,894
Commercial Banks Total			308,937,680

1

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Diversified Financial Services — 1.5%
	JPMorgan Chase & Co.	1,412,631	44,723,898
Diversified Financial Services Total			44,723,898
FINANCIALS TOTAL			426,024,080
HEALTH CARE — 8.6%
Biotechnology — 7.0%
	Genentech, Inc. (a)	2,154,433	165,029,568
	Gilead Sciences, Inc. (a)	982,946	44,026,151
Biotechnology Total			209,055,719
Pharmaceuticals — 1.6%
	Johnson & Johnson	652,053	38,197,265
	Schering-Plough Corp.	482,506	8,110,926
Pharmaceuticals Total			46,308,191
HEALTH CARE TOTAL			255,363,910
INDUSTRIALS — 14.1%
Aerospace & Defense — 7.6%
	General Dynamics Corp.	1,817,455	93,907,900
	Lockheed Martin Corp.	1,695,286	130,723,503
Aerospace & Defense Total			224,631,403
Road & Rail — 6.5%
	Norfolk Southern Corp.	1,270,589	62,856,038
	Union Pacific Corp.	2,603,346	130,271,434
Road & Rail Total			193,127,472
INDUSTRIALS TOTAL			417,758,875
INFORMATION TECHNOLOGY — 12.8%
Communications Equipment — 1.2%
	QUALCOMM, Inc.	1,063,179	35,690,919
Communications Equipment Total			35,690,919
Computers & Peripherals — 2.9%
	Apple, Inc. (a)	941,093	87,211,088
Computers & Peripherals Total			87,211,088
Internet Software & Services — 1.1%
	Google, Inc., Class A (a)	106,604	31,230,708
Internet Software & Services Total			31,230,708
IT Services — 7.3%
	MasterCard, Inc., Class A	668,717	97,164,580
	Visa, Inc., Class A	2,260,361	118,804,574
IT Services Total			215,969,154

2

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Software — 0.3%
	Oracle Corp. (a)	645,848	10,391,695
Software Total			10,391,695
INFORMATION TECHNOLOGY TOTAL			380,493,564
MATERIALS — 6.3%
Chemicals — 6.3%
	Air Products & Chemicals, Inc.	1,158,596	55,334,545
	Monsanto Co.	1,654,152	131,008,838
Chemicals Total			186,343,383
MATERIALS TOTAL			186,343,383

	Total Common Stocks (cost of $2,773,259,634)		2,532,196,875

		Par ($)
Short-Term Obligation — 18.3%
	Repurchase agreement with Fixed Income Clearing Corp., dated 11/28/08, due 12/01/08 at 0.200%, collateralized by U.S. Government Agency Obligations with various maturities to 01/22/18, market value $555,351,525 (repurchase proceeds $544,463,074)	544,454,000	544,454,000

	Total Short-Term Obligation (cost of $544,454,000)		544,454,000

	Total Investments — 103.6% (cost of $3,317,713,634)(b)(c)		3,076,650,875

	Other Assets & Liabilities, Net — (3.6)%		(107,088,753)

	Net Assets — 100.0%		2,969,562,122

3

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligation maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On March 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under FAS 157, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2008, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 – Quoted Prices	$2,457,730,806	$—
	Level 2 – Other Significant Observable Inputs	618,920,069	—
	Level 3 – Significant Unobservable Inputs	—	—
	Total	$3,076,650,875	$—

4

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $3,317,713,634.
(c)	Unrealized appreciation and depreciation at November 30, 2008, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$261,797,493	$(502,860,252)	$(241,062,759)

Acronym	Name
ADR	American Depositary Receipt

5

INVESTMENT PORTFOLIO
November 30, 2008 (Unaudited)	Columbia Marsico Growth Fund

		Shares	Value ($)*
Common Stocks — 87.6%
CONSUMER DISCRETIONARY — 20.3%
Hotels, Restaurants & Leisure — 13.9%
	Las Vegas Sands Corp. (a)	9,437,286	48,790,769
	McDonald’s Corp.	5,436,895	319,417,581
	Wynn Resorts Ltd. (a)	1,619,291	64,480,168
	Yum! Brands, Inc.	3,501,212	94,322,651
Hotels, Restaurants & Leisure Total			527,011,169
Internet & Catalog Retail — 0.2%
	Amazon.com, Inc. (a)	218,813	9,343,315
Internet & Catalog Retail Total			9,343,315
Multiline Retail — 1.2%
	Target Corp.	1,392,056	46,995,810
Multiline Retail Total			46,995,810
Specialty Retail — 3.1%
	Lowe’s Companies, Inc.	5,615,551	116,017,284
Specialty Retail Total			116,017,284
Textiles, Apparel & Luxury Goods — 1.9%
	NIKE, Inc., Class B	1,326,851	70,654,816
Textiles, Apparel & Luxury Goods Total			70,654,816
CONSUMER DISCRETIONARY TOTAL			770,022,394
CONSUMER STAPLES — 7.1%
Food & Staples Retailing — 7.1%
	Costco Wholesale Corp.	1,600,749	82,390,551
	CVS Caremark Corp.	4,087,949	118,264,365
	Wal-Mart Stores, Inc.	1,232,501	68,872,156
Food & Staples Retailing Total			269,527,072
CONSUMER STAPLES TOTAL			269,527,072
ENERGY — 5.5%
Energy Equipment & Services — 4.4%
	Cameron International Corp. (a)	898,502	18,958,392
	Schlumberger Ltd.	1,370,966	69,562,815
	Transocean, Inc. (a)	1,174,587	78,556,378
Energy Equipment & Services Total			167,077,585
Oil, Gas & Consumable Fuels — 1.1%
	Devon Energy Corp.	210,600	15,234,804
	Hess Corp.	176,017	9,511,959

1

		Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Oil, Gas & Consumable Fuels — (continued)
	Petroleo Brasileiro SA, ADR	818,400	17,137,296
Oil, Gas & Consumable Fuels Total			41,884,059
ENERGY TOTAL			208,961,644
FINANCIALS — 14.2%
Capital Markets — 2.0%
	Goldman Sachs Group, Inc.	970,458	76,656,478
Capital Markets Total			76,656,478
Commercial Banks — 10.1%
	Industrial & Commercial Bank of China, Class H	194,254,000	95,533,139
	U.S. Bancorp	5,024,490	135,560,740
	Wells Fargo & Co.	5,258,362	151,914,078
Commercial Banks Total			383,007,957
Diversified Financial Services — 0.8%
	JPMorgan Chase & Co.	1,019,495	32,277,212
Diversified Financial Services Total			32,277,212
Real Estate Management & Development — 1.3%
	St. Joe Co. (a)	1,884,154	49,760,507
Real Estate Management & Development Total			49,760,507
FINANCIALS TOTAL			541,702,154
HEALTH CARE — 6.2%
Biotechnology — 4.9%
	Genentech, Inc. (a)	2,277,090	174,425,094
	Gilead Sciences, Inc. (a)	244,712	10,960,650
Biotechnology Total			185,385,744
Pharmaceuticals — 1.3%
	Johnson & Johnson	666,476	39,042,164
	Schering-Plough Corp.	621,396	10,445,667
Pharmaceuticals Total			49,487,831
HEALTH CARE TOTAL			234,873,575
INDUSTRIALS — 14.4%
Aerospace & Defense — 7.7%
	General Dynamics Corp.	2,336,472	120,725,508
	Lockheed Martin Corp.	2,233,733	172,243,152
Aerospace & Defense Total			292,968,660
Road & Rail — 6.7%
	Norfolk Southern Corp.	1,777,773	87,946,430

2

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Road & Rail — (continued)
	Union Pacific Corp.	3,319,900	166,127,796
Road & Rail Total			254,074,226
INDUSTRIALS TOTAL			547,042,886
INFORMATION TECHNOLOGY — 12.8%
Communications Equipment — 2.0%
	QUALCOMM, Inc.	2,281,366	76,585,456
Communications Equipment Total			76,585,456
Computers & Peripherals — 3.0%
	Apple, Inc. (a)	1,228,999	113,891,337
Computers & Peripherals Total			113,891,337
Internet Software & Services — 1.1%
	Google, Inc., Class A (a)	143,979	42,180,088
Internet Software & Services Total			42,180,088
IT Services — 6.3%
	MasterCard, Inc., Class A	863,005	125,394,627
	Visa, Inc., Class A	2,189,529	115,081,644
IT Services Total			240,476,271
Software — 0.4%
	Oracle Corp. (a)	870,177	14,001,148
Software Total			14,001,148
INFORMATION TECHNOLOGY TOTAL			487,134,300
MATERIALS — 7.1%
Chemicals — 7.1%
	Air Products & Chemicals, Inc.	691,872	33,043,807
	Monsanto Co.	1,910,236	151,290,691
	Praxair, Inc.	1,474,861	87,090,542
Chemicals Total			271,425,040
MATERIALS TOTAL			271,425,040

	Total Common Stocks (cost of $3,612,753,496)		3,330,689,065

		Par ($)
Short-Term Obligation — 15.4%
	Repurchase agreement with Fixed Income Clearing Corp., dated 11/28/08, due 12/01/08 at 0.200%, collateralized by U.S. Government Agency Obligations with various maturities to 05/29/13, market value of $594,344,763 (repurchase proceeds $582,696,711)	582,687,000	582,687,000

	Total Short-Term Obligation (cost of $582,687,000)		582,687,000

3

Value ($)
Total Investments — 103.0% (cost of $4,195,440,496)(b)(c)	3,913,376,065

Other Assets & Liabilities, Net — (3.0)%	(112,204,882)

Net Assets — 100.0%	3,801,171,183

4

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On March 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2008, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 – Quoted Prices	$3,235,155,926	$—
	Level 2 – Other Significant Observable Inputs	678,220,139	—
	Level 3 – Significant Unobservable Inputs	—	—
	Total	$3,913,376,065	$—

(a)	Non-income producing security.

5

(b)		Cost for federal income tax purposes is $4,195,440,496.
(c)		Unrealized appreciation and depreciation at November 30, 2008 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$326,713,181	$(608,777,612)	$(282,064,431)

Acronym	Name

ADR	American Depositary Receipt

6

INVESTMENT PORTFOLIO November 30, 2008 (Unaudited)	Columbia Marsico International Opportunities Fund

		Shares	Value ($)*
Common Stocks — 90.9%
CONSUMER DISCRETIONARY — 8.0%
Automobiles — 2.0%
	Bayerische Motoren Werke AG	574,809	14,481,722
	Honda Motor Co., Ltd.	595,800	13,098,584
Automobiles Total			27,580,306
Hotels, Restaurants & Leisure — 2.2%
	Accor SA	619,198	23,848,905
	Las Vegas Sands Corp. (a)	1,367,593	7,070,456
Hotels, Restaurants & Leisure Total			30,919,361
Household Durables — 1.0%
	Gafisa SA	2,236,964	8,507,154
	Panasonic Corp.	396,000	4,753,666
Household Durables Total			13,260,820
Media — 0.7%
	JC Decaux SA	708,520	10,008,839
Media Total			10,008,839
Specialty Retail — 1.7%
	Esprit Holdings Ltd.	3,491,500	16,337,102
	Hennes & Mauritz AB, Class B	197,572	7,305,105
Specialty Retail Total			23,642,207
Textiles, Apparel & Luxury Goods — 0.4%
	Compagnie Financiere Richemont SA	335,405	5,860,671
Textiles, Apparel & Luxury Goods Total			5,860,671
CONSUMER DISCRETIONARY TOTAL			111,272,204
CONSUMER STAPLES — 10.2%
Beverages — 2.4%
	Heineken NV	1,201,979	33,163,758
Beverages Total			33,163,758
Food & Staples Retailing — 3.1%
	Tesco PLC	9,480,841	43,105,468
Food & Staples Retailing Total			43,105,468
Food Products — 2.8%
	Nestle SA, Registered Shares	1,078,354	39,011,659
Food Products Total			39,011,659
Household Products — 1.9%
	Reckitt Benckiser Group PLC	636,341	27,056,458
Household Products Total			27,056,458
CONSUMER STAPLES TOTAL			142,337,343

1

		Shares	Value ($)
Common Stocks — (continued)
ENERGY — 8.9%
Energy Equipment & Services — 1.1%
	Cie Generale de Geophysique-Veritas (a)	920,443	15,131,040
Energy Equipment & Services Total			15,131,040
Oil, Gas & Consumable Fuels — 7.8%
	BG Group PLC	2,134,200	30,619,593
	BP PLC	3,901,463	31,646,603
	CNOOC Ltd.	19,423,300	15,904,480
	Petroleo Brasileiro SA, ADR	1,482,581	31,045,246
Oil, Gas & Consumable Fuels Total			109,215,922
ENERGY TOTAL			124,346,962
FINANCIALS — 16.7%
Capital Markets — 5.8%
	Credit Suisse Group AG, Registered Shares	1,482,249	43,513,522
	Daiwa Securities Group, Inc.	3,907,000	20,059,272
	Julius Baer Holding AG	551,301	18,215,143
Capital Markets Total			81,787,937
Commercial Banks — 9.9%
	Banco Bilbao Vizcaya Argentaria SA	551,629	5,741,123
	BNP Paribas	479,762	26,588,710
	HSBC Holdings PLC	1,995,651	21,759,248
	ICICI Bank Ltd., ADR	1,159,974	16,518,030
	Industrial & Commercial Bank of China, Class H	30,425,000	14,962,862
	Mizuho Financial Group, Inc.	7,560	19,915,994
	Uniao de Bancos Brasileiros SA, GDR	505,407	32,391,534
Commercial Banks Total			137,877,501
Real Estate Management & Development — 1.0%
	Cheung Kong Holdings Ltd.	1,514,000	14,143,368
Real Estate Management & Development Total			14,143,368
FINANCIALS TOTAL			233,808,806
HEALTH CARE — 14.7%
Biotechnology — 4.6%
	Actelion Ltd., Registered Shares (a)	342,045	15,449,750
	CSL Ltd.	2,092,377	48,115,176
Biotechnology Total			63,564,926

2

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Health Care Equipment & Supplies — 0.9%
	Alcon, Inc.	165,774	13,227,108
Health Care Equipment & Supplies Total			13,227,108
Life Sciences Tools & Services — 3.1%
	Lonza Group AG, Registered Shares	530,818	43,916,344
Life Sciences Tools & Services Total			43,916,344
Pharmaceuticals — 6.1%
	Roche Holding AG, Genusschein Shares	195,947	27,553,733
	Teva Pharmaceutical Industries Ltd., ADR	1,339,290	57,790,364
Pharmaceuticals Total			85,344,097
HEALTH CARE TOTAL			206,052,475
INDUSTRIALS — 11.7%
Airlines — 0.4%
	Singapore Airlines Ltd.	898,000	6,154,818
Airlines Total			6,154,818
Building Products — 1.5%
	Daikin Industries Ltd.	773,824	20,364,071
Building Products Total			20,364,071
Electrical Equipment — 8.1%
	ABB Ltd., Registered Shares (a)	1,080,836	13,967,492
	Alstom	384,423	20,500,884
	Gamesa Corp. Tecnologica SA	1,799,416	30,262,840
	Vestas Wind Systems A/S (a)	1,059,439	48,158,519
Electrical Equipment Total			112,889,735
Trading Companies & Distributors — 1.7%
	Marubeni Corp.	6,834,000	23,968,295
Trading Companies & Distributors Total			23,968,295
INDUSTRIALS TOTAL			163,376,919
INFORMATION TECHNOLOGY — 9.8%
Communications Equipment — 1.3%
	Nokia Oyj	1,317,004	18,627,597
Communications Equipment Total			18,627,597
Electronic Equipment & Instruments — 1.4%
	HON HAI Precision Industry Co., Ltd.	10,107,600	19,632,926
Electronic Equipment & Instruments Total			19,632,926

3

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Semiconductors & Semiconductor Equipment — 3.2%
	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	6,257,894	44,743,942
Semiconductors & Semiconductor Equipment Total			44,743,942
Software — 3.9%
	Nintendo Co., Ltd.	174,664	54,076,920
Software Total			54,076,920
INFORMATION TECHNOLOGY TOTAL			137,081,385
MATERIALS — 4.1%
Chemicals — 2.6%
	Linde AG	487,959	35,807,389
Chemicals Total			35,807,389
Construction Materials — 1.5%
	Cemex SA de CV, ADR, COP (a)	2,983,070	20,732,336
Construction Materials Total			20,732,336
MATERIALS TOTAL			56,539,725
TELECOMMUNICATION SERVICES — 6.8%
Diversified Telecommunication Services — 1.5%
	Telefonica SA	1,023,789	20,783,991
Diversified Telecommunication Services Total			20,783,991
Wireless Telecommunication Services — 5.3%
	Rogers Communications, Inc., Class B	1,569,263	45,572,352
	Vodafone Group PLC	14,561,678	28,501,547
Wireless Telecommunication Services Total			74,073,899
TELECOMMUNICATION SERVICES TOTAL			94,857,890

	Total Common Stocks (cost of $1,810,641,982)		1,269,673,709

		Par($)
Short-Term Obligation — 9.9%
	Repurchase agreement with Fixed Income Clearing Corp., dated 11/28/08, due 12/01/08 at 0.200%, collateralized by a U.S. Government Agency Obligation maturing 03/15/10, market value $141,725,513 (repurchase proceeds $138,947,316)	138,945,000	138,945,000

	Total Short-Term Obligation (cost of $138,945,000)		138,945,000

4

Value ($)

Total Investments — 100.8% (cost of $1,949,586,982)(b)(c)	1,408,618,709

Other Assets & Liabilities, Net — (0.8)%	(11,230,155)

Net Assets — 100.0%	1,397,388,554

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On March 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

	•	Level 1 – quoted prices in active markets for identical securities
	•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
	•	Level 3 – significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2008, in valuing the Fund’s assets:

5

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 – Quoted Prices	$277,598,522	$—
Level 2 – Other Significant Observable Inputs	1,131,020,187	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$1,408,618,709	$—

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party pricing service may be employed for purposes of fair market valuation.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $1,949,586,982.

(c)	Unrealized appreciation and depreciation at November 30, 2008, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$60,312,874	$(601,281,147)	$(540,968,273)

Acronym	Name

ADR	American Depositary Receipt
COP	Certificates of Participation
GDR	Global Depositary Receipt

6

INVESTMENT PORTFOLIO
November 30, 2008 (Unaudited)	Columbia Mid Cap Index Fund

		Shares	Value ($)*
Common Stocks — 96.2%
CONSUMER DISCRETIONARY — 12.9%
Auto Components — 0.7%
	ArvinMeritor, Inc.	133,250	526,338
	BorgWarner, Inc.	210,000	4,968,600
	Gentex Corp.	256,550	2,249,943
	Modine Manufacturing Co.	58,325	280,543
Auto Components Total			8,025,424
Automobiles — 0.1%
	Thor Industries, Inc.	64,125	1,002,915
Automobiles Total			1,002,915
Diversified Consumer Services — 2.6%
	Brink’s Home Security Holdings, Inc. (a)	76,175	1,523,500
	Career Education Corp. (a)	132,850	2,455,068
	Corinthian Colleges, Inc. (a)	154,300	2,481,144
	DeVry, Inc.	111,025	6,381,717
	ITT Educational Services, Inc. (a)	56,825	5,118,796
	Matthews International Corp., Class A	55,800	2,278,314
	Regis Corp.	77,875	855,846
	Service Corp. International/US	464,700	2,704,554
	Sotheby’s	121,625	1,208,953
	Strayer Education, Inc.	25,800	6,181,938
Diversified Consumer Services Total			31,189,830
Hotels, Restaurants & Leisure — 1.1%
	Bob Evans Farms, Inc.	55,925	937,862
	Boyd Gaming Corp.	103,100	453,640
	Brinker International, Inc.	183,262	1,216,860
	Cheesecake Factory, Inc. (a)	107,900	785,512
	Chipotle Mexican Grill, Inc., Class A (a)	59,600	2,954,968
	International Speedway Corp., Class A	51,125	1,326,694
	Life Time Fitness, Inc. (a)	63,000	943,110
	Scientific Games Corp., Class A (a)	117,400	1,762,174
	Wendy’s/Arby’s Group, Inc.	844,800	3,396,096
Hotels, Restaurants & Leisure Total			13,776,916
Household Durables — 1.6%
	American Greetings Corp., Class A	82,050	945,216
	Blyth Industries, Inc.	43,700	362,273
	Furniture Brands International, Inc.	74,975	244,419
	Hovnanian Enterprises, Inc., Class A (a)	91,550	200,495
	M.D.C. Holdings, Inc.	66,200	2,052,200
	Mohawk Industries, Inc. (a)	101,350	3,115,499

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Household Durables — (continued)
	NVR, Inc. (a)	9,817	4,263,032
	Ryland Group, Inc.	77,050	1,307,538
	Toll Brothers, Inc. (a)	235,450	4,692,518
	Tupperware Brands Corp.	112,275	2,208,449
Household Durables Total			19,391,639
Internet & Catalog Retail — 0.5%
	NetFlix, Inc. (a)	78,100	1,794,738
	Priceline.com, Inc. (a)	70,300	4,850,700
Internet & Catalog Retail Total			6,645,438
Leisure Equipment & Products — 0.1%
	Callaway Golf Co.	117,150	1,179,701
Leisure Equipment & Products Total			1,179,701
Media — 1.0%
	Belo Corp., Class A	158,800	306,484
	DreamWorks Animation SKG, Inc., Class A (a)	145,400	3,358,740
	Harte-Hanks, Inc.	68,525	409,094
	John Wiley & Sons, Inc., Class A	78,100	2,808,476
	Lamar Advertising Co., Class A (a)	137,000	2,037,190
	Marvel Entertainment, Inc. (a)	88,600	2,609,270
	Scholastic Corp.	47,900	731,433
Media Total			12,260,687
Multiline Retail — 0.7%
	99 Cents Only Stores (a)	84,851	914,694
	Dollar Tree, Inc. (a)	163,450	6,923,742
	Saks, Inc. (a)	256,475	1,105,407
Multiline Retail Total			8,943,843
Specialty Retail — 3.9%
	Advance Auto Parts, Inc.	172,900	5,249,244
	Aeropostale, Inc. (a)	120,825	1,826,874
	American Eagle Outfitters, Inc.	372,099	3,572,150
	AnnTaylor Stores Corp. (a)	103,125	463,031
	Barnes & Noble, Inc.	66,450	1,048,581
	Borders Group, Inc.	109,375	117,031
	CarMax, Inc. (a)	398,250	3,030,683
	Chico’s FAS, Inc. (a)	319,000	813,450
	Coldwater Creek, Inc. (a)	85,400	163,968
	Collective Brands, Inc. (a)	115,300	882,045
	Dick’s Sporting Goods, Inc. (a)	153,400	1,934,374

2

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Specialty Retail — (continued)
	Foot Locker, Inc.	280,025	1,884,568
	Guess ?, Inc.	108,800	1,439,424
	J Crew Group, Inc. (a)	93,600	949,104
	O’Reilly Automotive, Inc. (a)	242,150	6,312,851
	Pacific Sunwear of California, Inc. (a)	118,775	179,350
	PETsMART, Inc.	228,800	4,015,440
	Rent-A-Center, Inc. (a)	120,525	1,977,815
	Ross Stores, Inc.	237,650	6,297,725
	Urban Outfitters, Inc. (a)	205,550	3,734,844
	Williams-Sonoma, Inc.	156,425	1,096,539
Specialty Retail Total			46,989,091
Textiles, Apparel & Luxury Goods — 0.6%
	Hanesbrands, Inc. (a)	169,500	2,189,940
	Phillips-Van Heusen Corp.	92,900	1,620,176
	Timberland Co., Class A (a)	85,250	865,288
	Under Armour, Inc., Class A (a)	65,800	1,512,742
	Warnaco Group, Inc. (a)	83,200	1,489,280
Textiles, Apparel & Luxury Goods Total			7,677,426
CONSUMER DISCRETIONARY TOTAL			157,082,910
CONSUMER STAPLES — 4.2%
Beverages — 0.5%
	Hansen Natural Corp. (a)	133,500	3,971,625
	PepsiAmericas, Inc.	103,500	1,734,660
Beverages Total			5,706,285
Food & Staples Retailing — 0.5%
	BJ’s Wholesale Club, Inc. (a)	107,250	3,837,405
	Ruddick Corp.	70,650	1,932,984
Food & Staples Retailing Total			5,770,389
Food Products — 1.7%
	Corn Products International, Inc.	134,600	3,688,040
	Flowers Foods, Inc.	144,700	3,875,066
	Hormel Foods Corp.	126,725	3,365,816
	Lancaster Colony Corp.	36,225	1,092,184
	Ralcorp Holdings, Inc. (a)	101,600	6,356,096
	Smithfield Foods, Inc. (a)	211,325	1,439,123
	Tootsie Roll Industries, Inc.	46,818	1,214,927
Food Products Total			21,031,252
Household Products — 1.0%
	Church & Dwight Co., Inc.	126,600	7,525,104

3

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Household Products — (continued)
	Energizer Holdings, Inc. (a)	105,075	4,562,357
Household Products Total			12,087,461
Personal Products — 0.4%
	Alberto-Culver Co.	153,000	3,284,910
	NBTY, Inc. (a)	98,200	1,430,774
Personal Products Total			4,715,684
Tobacco — 0.1%
	Universal Corp.	45,925	1,468,222
Tobacco Total			1,468,222
CONSUMER STAPLES TOTAL			50,779,293
ENERGY — 6.4%
Energy Equipment & Services — 2.8%
	Exterran Holdings, Inc. (a)	118,899	2,086,677
	FMC Technologies, Inc. (a)	230,250	6,324,968
	Helix Energy Solutions Group, Inc. (a)	166,000	1,067,380
	Helmerich & Payne, Inc.	190,100	4,820,936
	Oceaneering International, Inc. (a)	100,100	2,584,582
	Patterson-UTI Energy, Inc.	283,025	3,534,982
	Pride International, Inc. (a)	312,725	5,069,272
	Superior Energy Services, Inc. (a)	146,000	2,460,100
	Tidewater, Inc.	93,175	3,678,549
	Unit Corp. (a)	85,400	2,449,272
Energy Equipment & Services Total			34,076,718
Oil, Gas & Consumable Fuels — 3.6%
	Arch Coal, Inc.	260,850	4,011,873
	Bill Barrett Corp. (a)	66,800	1,494,316
	Cimarex Energy Co.	150,100	4,258,337
	Comstock Resources, Inc. (a)	83,200	3,488,576
	Denbury Resources, Inc. (a)	446,200	4,252,286
	Encore Acquisition Co. (a)	96,400	2,548,816
	Forest Oil Corp. (a)	175,550	3,063,347
	Frontier Oil Corp.	187,700	2,241,138
	Mariner Energy, Inc. (a)	160,600	1,764,994
	Newfield Exploration Co. (a)	238,900	5,394,362
	Overseas Shipholding Group, Inc.	45,625	1,690,863
	Patriot Coal Corp. (a)	114,600	970,662
	Plains Exploration & Production Co. (a)	194,425	4,500,939
	Quicksilver Resources, Inc. (a)	204,600	1,274,658

4

		Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Oil, Gas & Consumable Fuels — (continued)
	Southern Union Co.	224,100	3,079,134
Oil, Gas & Consumable Fuels Total			44,034,301
ENERGY TOTAL			78,111,019
FINANCIALS — 19.1%
Capital Markets — 1.7%
	Affiliated Managers Group, Inc. (a)	73,800	2,066,400
	Apollo Investment Corp.	257,000	2,181,930
	Eaton Vance Corp.	209,700	4,009,464
	Jefferies Group, Inc.	216,950	2,698,858
	Raymond James Financial, Inc.	173,480	3,811,356
	SEI Investments Co.	242,300	3,745,958
	Waddell & Reed Financial, Inc., Class A	154,850	2,081,184
Capital Markets Total			20,595,150
Commercial Banks — 4.4%
	Associated Banc Corp.	230,462	5,007,939
	BancorpSouth, Inc.	129,500	2,880,080
	Bank of Hawaii Corp.	86,275	3,848,728
	Cathay General Bancorp	89,400	1,834,488
	City National Corp.	72,650	3,187,882
	Colonial BancGroup, Inc.	365,300	916,903
	Commerce Bancshares Inc/Kansas City MO	118,970	5,212,076
	Cullen/Frost Bankers, Inc.	106,750	5,786,917
	FirstMerit Corp.	146,125	3,214,750
	Fulton Financial Corp.	315,400	3,507,248
	PacWest Bancorp	44,200	1,175,720
	SVB Financial Group (a)	58,700	2,350,935
	Synovus Financial Corp.	507,100	4,219,072
	TCF Financial Corp.	208,425	3,480,697
	Webster Financial Corp.	94,975	1,424,625
	Westamerica Bancorporation	52,350	2,782,926
	Wilmington Trust Corp.	121,725	2,944,528
Commercial Banks Total			53,775,514
Consumer Finance — 0.1%
	AmeriCredit Corp. (a)	210,150	1,544,602
Consumer Finance Total			1,544,602
Insurance — 5.7%
	American Financial Group, Inc.	135,350	2,773,322
	Arthur J. Gallagher & Co.	168,600	4,181,280
	Brown & Brown, Inc.	208,550	4,150,145

5

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Insurance — (continued)
	Everest Re Group Ltd.	111,525	8,750,251
	Fidelity National Financial, Inc., Class A	382,100	4,711,293
	First American Corp.	167,425	4,021,548
	Hanover Insurance Group, Inc.	92,075	3,712,464
	HCC Insurance Holdings, Inc.	207,275	4,831,580
	Horace Mann Educators Corp.	70,550	601,086
	Mercury General Corp.	64,300	2,925,007
	Old Republic International Corp.	416,933	4,277,733
	Philadelphia Consolidated Holdings Corp. (a)	104,700	6,433,815
	Protective Life Corp.	126,300	1,177,116
	Reinsurance Group of America, Inc.	128,700	5,225,220
	Stancorp Financial Group, Inc.	88,350	2,942,938
	Unitrin, Inc.	89,575	1,714,466
	W.R. Berkley Corp.	253,070	7,194,780
Insurance Total			69,624,044
Real Estate Investment Trusts (REITs) — 5.6%
	Alexandria Real Estate Equities, Inc.	58,000	2,568,240
	AMB Property Corp.	177,125	3,050,092
	BRE Properties, Inc.	92,200	2,706,992
	Camden Property Trust	96,100	2,543,767
	Cousins Properties, Inc.	78,900	850,542
	Duke Realty Corp.	265,400	2,178,934
	Equity One, Inc.	57,500	951,625
	Essex Property Trust, Inc.	46,200	3,994,914
	Federal Realty Investment Trust	106,500	6,159,960
	Health Care REIT, Inc.	184,200	6,999,600
	Highwoods Properties, Inc.	114,100	2,724,708
	Hospitality Properties Trust	169,775	1,945,622
	Liberty Property Trust	177,225	3,388,542
	Macerich Co.	134,900	1,815,754
	Mack-Cali Realty Corp.	118,875	2,255,059
	Nationwide Health Properties, Inc.	174,900	3,957,987
	Potlatch Corp.	71,431	1,905,779
	Rayonier, Inc.	142,085	4,745,639
	Realty Income Corp.	183,100	3,696,789
	Regency Centers Corp.	126,400	4,501,104
	UDR, Inc.	245,875	3,720,089

6

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Real Estate Investment Trusts (REITs) — (continued)
Weingarten Realty Investors	135,100	1,926,526
Real Estate Investment Trusts (REITs) Total		68,588,264
Real Estate Management & Development — 0.2%
Jones Lang LaSalle, Inc.	73,000	1,739,590
Real Estate Management & Development Total		1,739,590
Thrifts & Mortgage Finance — 1.4%
Astoria Financial Corp.	145,500	2,685,930
First Niagara Financial Group, Inc.	211,663	3,282,893
New York Community Bancorp, Inc.	621,103	8,105,394
PMI Group, Inc.	125,350	209,335
Washington Federal, Inc.	158,827	2,682,588
Thrifts & Mortgage Finance Total		16,966,140
FINANCIALS TOTAL		232,833,304
HEALTH CARE — 9.8%
Biotechnology — 0.9%
PDL BioPharma, Inc.	215,800	2,067,364
United Therapeutics Corp. (a)	41,200	2,258,996
Vertex Pharmaceuticals, Inc. (a)	269,275	6,621,472
Biotechnology Total		10,947,832
Health Care Equipment & Supplies — 3.0%
Advanced Medical Optics, Inc. (a)	94,100	546,721
Beckman Coulter, Inc.	112,400	4,898,392
Edwards Lifesciences Corp. (a)	101,650	5,059,121
Gen-Probe, Inc. (a)	98,000	3,611,300
Hill-Rom Holdings, Inc.	112,900	2,318,966
Hologic, Inc. (a)	463,100	6,511,186
IDEXX Laboratories, Inc. (a)	107,400	3,319,734
Kinetic Concepts, Inc. (a)	102,300	2,213,772
ResMed, Inc. (a)	136,600	4,964,044
STERIS Corp.	106,725	2,950,946
Health Care Equipment & Supplies Total		36,394,182
Health Care Providers & Services — 2.5%
Community Health Systems, Inc. (a)	173,250	2,262,645
Health Management Associates, Inc., Class A (a)	441,600	644,736
Health Net, Inc. (a)	193,925	1,747,264
Henry Schein, Inc. (a)	161,550	5,772,182
Kindred Healthcare, Inc. (a)	54,000	579,420
LifePoint Hospitals, Inc. (a)	96,200	1,929,772
Lincare Holdings, Inc. (a)	132,700	3,175,511

7

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Health Care Providers & Services — (continued)
	Omnicare, Inc.	187,925	4,530,872
	Psychiatric Solutions, Inc. (a)	100,600	2,545,180
	Universal Health Services, Inc., Class B	91,900	3,414,085
	VCA Antech, Inc. (a)	152,500	2,905,125
	WellCare Health Plans, Inc. (a)	75,400	675,584
Health Care Providers & Services Total			30,182,376
Health Care Technology — 0.3%
	Cerner Corp. (a)	122,600	4,411,148
Health Care Technology Total			4,411,148
Life Sciences Tools & Services — 1.8%
	Affymetrix, Inc. (a)	126,900	347,706
	Bio-Rad Laboratories, Inc., Class A (a)	34,500	2,558,520
	Charles River Laboratories International, Inc. (a)	122,550	2,794,140
	Covance, Inc. (a)	113,850	4,449,258
	Pharmaceutical Product Development, Inc.	215,200	5,668,368
	Techne Corp.	69,900	4,334,499
	Varian, Inc. (a)	53,050	1,941,630
Life Sciences Tools & Services Total			22,094,121
Pharmaceuticals — 1.3%
	Endo Pharmaceuticals Holdings, Inc. (a)	217,400	4,780,626
	Medicis Pharmaceutical Corp., Class A	102,500	1,253,575
	Perrigo Co.	140,325	4,828,583
	Sepracor, Inc. (a)	196,725	2,313,486
	Valeant Pharmaceuticals International (a)	147,275	2,868,917
Pharmaceuticals Total			16,045,187
HEALTH CARE TOTAL			120,074,846
INDUSTRIALS — 14.3%
Aerospace & Defense — 0.5%
	Alliant Techsystems, Inc. (a)	59,575	4,897,065
	BE Aerospace, Inc. (a)	179,100	1,465,038
Aerospace & Defense Total			6,362,103
Airlines — 0.3%
	AirTran Holdings, Inc. (a)	211,550	721,386
	Alaska Air Group, Inc. (a)	65,050	1,492,897
	JetBlue Airways Corp. (a)	330,480	1,731,715
Airlines Total			3,945,998

8

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Commercial Services & Supplies — 2.0%
	Brink’s Co.	76,175	1,658,330
	Clean Harbors, Inc. (a)	36,100	2,278,993
	Copart, Inc. (a)	118,175	3,151,727
	Corrections Corp. of America (a)	226,600	4,099,194
	Deluxe Corp.	93,100	979,412
	Herman Miller, Inc.	100,725	1,481,665
	HNI Corp.	79,925	1,066,999
	Mine Safety Appliances Co.	53,700	1,312,965
	Republic Services, Inc.	279,537	6,708,888
	Rollins, Inc.	74,777	1,295,137
Commercial Services & Supplies Total			24,033,310
Construction & Engineering — 1.8%
	Dycom Industries, Inc. (a)	71,150	422,631
	Granite Construction, Inc.	59,475	2,550,883
	KBR, Inc.	306,900	4,226,013
	Quanta Services, Inc. (a)	356,475	5,796,283
	Shaw Group, Inc. (a)	150,800	2,774,720
	URS Corp. (a)	152,600	5,792,696
Construction & Engineering Total			21,563,226
Electrical Equipment — 1.6%
	AMETEK, Inc.	192,825	6,735,377
	Hubbell, Inc., Class B	101,525	3,035,598
	Roper Industries, Inc.	161,900	7,410,163
	Thomas & Betts Corp. (a)	104,100	1,976,859
Electrical Equipment Total			19,157,997
Industrial Conglomerates — 0.5%
	Carlisle Companies, Inc.	110,300	2,341,669
	Teleflex, Inc.	71,650	3,394,777
Industrial Conglomerates Total			5,736,446
Machinery — 4.5%
	AGCO Corp. (a)	165,775	4,081,381
	Bucyrus International, Inc.	135,300	2,642,409
	Crane Co.	87,500	1,296,750
	Donaldson Co., Inc.	142,100	4,862,662
	Federal Signal Corp.	85,825	602,492
	Graco, Inc.	108,487	2,328,131
	Harsco Corp.	152,400	3,832,860
	IDEX Corp.	149,200	3,431,600
	Joy Global, Inc.	194,800	4,536,892
	Kennametal, Inc.	138,400	2,588,080

9

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Machinery — (continued)
	Lincoln Electric Holdings, Inc.	77,400	3,536,406
	Nordson Corp.	61,625	1,999,731
	Oshkosh Corp.	134,700	942,900
	Pentair, Inc.	178,775	4,444,346
	SPX Corp.	97,925	3,654,561
	Terex Corp. (a)	175,700	2,505,482
	Timken Co.	153,500	2,227,285
	Trinity Industries, Inc.	147,600	2,194,812
	Wabtec Corp.	87,500	3,376,625
Machinery Total			55,085,405
Marine — 0.2%
	Alexander & Baldwin, Inc.	74,700	1,930,995
Marine Total			1,930,995
Professional Services — 1.5%
	Corporate Executive Board Co.	61,500	1,418,190
	Dun & Bradstreet Corp.	98,625	7,890,000
	Kelly Services, Inc., Class A	49,600	577,840
	Korn/Ferry International (a)	86,125	1,060,199
	Manpower, Inc.	143,475	4,516,593
	MPS Group, Inc. (a)	168,025	1,112,325
	Navigant Consulting, Inc. (a)	83,900	1,586,549
Professional Services Total			18,161,696
Road & Rail — 0.9%
	Con-way, Inc.	82,550	2,308,924
	J.B. Hunt Transport Services, Inc.	147,550	3,955,815
	Kansas City Southern (a)	164,300	3,601,456
	Werner Enterprises, Inc.	76,943	1,337,269
	YRC Worldwide, Inc. (a)	103,500	411,930
Road & Rail Total			11,615,394
Trading Companies & Distributors — 0.5%
	GATX Corp.	87,975	2,476,496
	MSC Industrial Direct Co., Class A	81,800	2,831,098
	United Rentals, Inc. (a)	107,150	864,701
Trading Companies & Distributors Total			6,172,295
INDUSTRIALS TOTAL			173,764,865
INFORMATION TECHNOLOGY — 13.1%
Communications Equipment — 1.6%
	3Com Corp. (a)	732,400	1,472,124
	ADC Telecommunications, Inc. (a)	212,800	1,513,008

10

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Communications Equipment — (continued)
ADTRAN, Inc.	100,875	1,432,425
Avocent Corp. (a)	80,950	1,522,669
CommScope, Inc. (a)	126,953	1,433,299
F5 Networks, Inc. (a)	145,500	3,622,950
Foundry Networks, Inc. (a)	266,100	4,121,889
Plantronics, Inc.	88,425	1,123,882
Polycom, Inc. (a)	153,800	2,896,054
Communications Equipment Total		19,138,300
Computers & Peripherals — 1.1%
Diebold, Inc.	118,925	3,329,900
Imation Corp.	54,375	722,100
NCR Corp. (a)	295,600	4,487,208
Palm, Inc. (a)	196,300	469,157
Western Digital Corp. (a)	400,300	4,883,660
Computers & Peripherals Total		13,892,025
Electronic Equipment & Instruments — 2.3%
Arrow Electronics, Inc. (a)	216,175	2,983,215
Avnet, Inc. (a)	271,850	3,871,144
FLIR Systems, Inc. (a)	251,600	7,804,632
Ingram Micro, Inc., Class A (a)	299,800	3,228,846
National Instruments Corp.	102,362	2,467,948
Tech Data Corp. (a)	91,250	1,591,400
Trimble Navigation Ltd. (a)	218,500	4,448,660
Vishay Intertechnology, Inc. (a)	336,875	1,468,775
Electronic Equipment & Instruments Total		27,864,620
Internet Software & Services — 0.2%
Digital River, Inc. (a)	66,900	1,413,597
ValueClick, Inc. (a)	156,500	965,605
Internet Software & Services Total		2,379,202
IT Services — 3.0%
Acxiom Corp.	122,175	917,534
Alliance Data Systems Corp. (a)	121,625	5,267,579
Broadridge Financial Solutions, Inc.	253,900	2,894,460
DST Systems, Inc. (a)	77,300	2,922,713
Gartner, Inc. (a)	106,925	1,642,368
Global Payments, Inc.	144,200	5,215,714
Lender Processing Services, Inc.	150,800	3,326,648
Mantech International Corp., Class A (a)	37,500	2,040,750
Metavante Technologies, Inc. (a)	162,129	2,799,968
NeuStar, Inc., Class A (a)	142,300	2,725,045

11

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
IT Services — (continued)
	SAIC, Inc. (a)	347,800	6,190,840
	SRA International, Inc., Class A (a)	76,900	1,155,038
IT Services Total			37,098,657
Office Electronics — 0.2%
	Zebra Technologies Corp., Class A (a)	117,875	2,494,235
Office Electronics Total			2,494,235
Semiconductors & Semiconductor Equipment — 1.6%
	Atmel Corp. (a)	806,350	2,257,780
	Cree Research, Inc. (a)	159,175	2,527,699
	Fairchild Semiconductor International, Inc. (a)	225,850	901,141
	Integrated Device Technology, Inc. (a)	306,992	1,587,149
	International Rectifier Corp. (a)	131,575	1,538,112
	Intersil Corp., Class A	223,500	2,024,910
	Lam Research Corp. (a)	226,675	4,578,835
	RF Micro Devices, Inc. (a)	472,900	628,957
	Semtech Corp. (a)	111,600	1,263,312
	Silicon Laboratories, Inc. (a)	86,375	1,810,420
Semiconductors & Semiconductor Equipment Total			19,118,315
Software — 3.1%
	ACI Worldwide, Inc. (a)	62,200	976,540
	Advent Software, Inc. (a)	30,025	669,558
	ANSYS, Inc. (a)	160,700	4,637,802
	Cadence Design Systems, Inc. (a)	470,275	1,815,261
	FactSet Research Systems, Inc.	77,200	3,088,000
	Fair Isaac Corp.	87,600	1,238,664
	Jack Henry & Associates, Inc.	155,525	2,863,215
	Macrovision Solutions Corp. (a)	150,700	1,772,232
	McAfee, Inc. (a)	273,375	8,291,464
	Mentor Graphics Corp. (a)	166,875	1,131,412
	Parametric Technology Corp. (a)	208,500	2,410,260
	Sybase, Inc. (a)	145,475	3,584,504
	Synopsys, Inc. (a)	260,425	4,174,613

12

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Software — (continued)
	Wind River Systems, Inc. (a)	125,425	1,046,045
Software Total			37,699,570
INFORMATION TECHNOLOGY TOTAL			159,684,924
MATERIALS — 6.5%
Chemicals — 3.6%
	Airgas, Inc.	149,075	5,329,431
	Albemarle Corp.	165,250	3,359,532
	Ashland, Inc.	119,500	1,141,225
	Cabot Corp.	116,125	2,402,626
	Chemtura Corp.	438,000	731,460
	Cytec Industries, Inc.	85,975	1,894,029
	Ferro Corp.	79,025	508,131
	FMC Corp.	135,200	5,908,240
	Lubrizol Corp.	122,300	4,295,176
	Minerals Technologies, Inc.	34,200	1,605,690
	Olin Corp.	136,225	2,231,366
	RPM International, Inc.	235,300	2,821,247
	Scotts Miracle-Gro Co., Class A	78,250	2,532,170
	Sensient Technologies Corp.	87,300	2,098,692
	Terra Industries, Inc.	184,600	2,715,466
	Valspar Corp.	180,350	3,538,467
Chemicals Total			43,112,948
Construction Materials — 0.5%
	Martin Marietta Materials, Inc.	74,775	6,553,281
Construction Materials Total			6,553,281
Containers & Packaging — 1.2%
	AptarGroup, Inc.	122,600	4,099,744
	Greif, Inc., Class A	61,600	2,042,040
	Packaging Corp. of America	187,275	2,796,016
	Sonoco Products Co.	179,900	4,515,490
	Temple-Inland, Inc.	192,000	606,720
Containers & Packaging Total			14,060,010
Metals & Mining — 1.2%
	Carpenter Technology Corp.	80,200	1,336,132
	Cliffs Natural Resources, Inc.	205,100	4,871,125
	Commercial Metals Co.	207,000	2,479,860
	Reliance Steel & Aluminum Co.	115,100	2,373,362
	Steel Dynamics, Inc.	292,200	2,413,572
	Worthington Industries, Inc.	108,200	1,436,896
Metals & Mining Total			14,910,947

13

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Paper & Forest Products — 0.0%
	Louisiana-Pacific Corp.	164,300	379,533
Paper & Forest Products Total			379,533
MATERIALS TOTAL			79,016,719
TELECOMMUNICATION SERVICES — 0.6%
Diversified Telecommunication Services — 0.1%
	Cincinnati Bell, Inc. (a)	425,675	736,418
Diversified Telecommunication Services Total			736,418
Wireless Telecommunication Services — 0.5%
	Telephone & Data Systems, Inc.	192,341	6,241,465
Wireless Telecommunication Services Total			6,241,465
TELECOMMUNICATION SERVICES TOTAL			6,977,883
UTILITIES — 9.3%
Electric Utilities — 2.9%
	DPL, Inc.	205,325	4,274,867
	Great Plains Energy, Inc.	214,654	4,033,349
	Hawaiian Electric Industries, Inc.	153,100	4,175,037
	IDACORP, Inc.	81,900	2,489,760
	Northeast Utilities Co.	281,075	6,549,047
	NV Energy, Inc.	423,000	4,010,040
	Puget Energy, Inc.	234,325	5,736,276
	Westar Energy, Inc.	195,425	3,953,448
Electric Utilities Total			35,221,824
Gas Utilities — 2.8%
	AGL Resources, Inc.	138,525	4,170,988
	Energen Corp.	129,600	3,991,680
	Equitable Resources, Inc.	236,500	7,892,005
	National Fuel Gas Co.	147,275	4,790,856
	ONEOK, Inc.	188,700	5,536,458
	UGI Corp.	194,500	4,543,520
	WGL Holdings, Inc.	90,225	3,257,122
Gas Utilities Total			34,182,629
Independent Power Producers & Energy Traders — 0.1%
	Black Hills Corp.	69,400	1,791,214
Independent Power Producers & Energy Traders Total			1,791,214
Multi-Utilities — 3.1%
	Alliant Energy Corp.	199,575	6,360,455
	MDU Resources Group, Inc.	331,105	6,731,365
	NSTAR	193,000	6,851,500

14

		Shares	Value ($)
Common Stocks — (continued)
UTILITIES — (continued)
Multi-Utilities — (continued)

	OGE Energy Corp.	166,750	4,417,207
	PNM Resources, Inc.	156,150	1,631,768
	Scana Corp.	211,375	7,345,281
	Vectren Corp.	146,300	4,119,808
Multi-Utilities Total			37,457,384

Water Utilities — 0.4%
	Aqua America, Inc.	243,674	5,285,289
Water Utilities Total			5,285,289
UTILITIES TOTAL			113,938,340

	Total Common Stocks (cost of $1,591,815,248)		1,172,264,103

		Par ($)
Short-Term Obligation — 1.2%
	Repurchase agreement with Fixed Income Clearing Corp., dated 11/28/08, due 12/01/08 at 0.200%, collateralized by a U.S. Government Agency Obligation maturing 04/15/09, market value $14,741,188 (repurchase proceeds $14,449,241)	14,449,000	14,449,000

	Total Short-Term Obligation (cost of $14,449,000)		14,449,000

	Total Investments — 97.4% (cost of $1,606,264,248)(b)(c)		1,186,713,103

	Other Assets & Liabilities, Net — 2.6%		31,466,474

	Net Assets — 100.0%		1,218,179,577

15

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On March 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

	•	Level 1 — quoted prices in active markets for identical securities
	•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
	•	Level 3 — significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2008, in valuing the Fund’s assets:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*
Level 1 – Quoted Prices	$1,172,264,103	$2,020,962
Level 2 – Other Significant Observable Inputs	14,449,000	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$1,186,713,103	$2,020,962

*Other financial instruments consist of futures contracts which are not included in the investment portfolio.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $1,606,264,248.

(c)	Unrealized appreciation and depreciation at November 30, 2008 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$143,577,392	$(563,128,537)	$(419,551,145)

At November 30, 2008, the Fund held the following open long futures contracts:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Appreciation
S&P Mid Cap 400 Index	842	$43,278,800	$41,257,838	Dec-2008	$2,020,962

16

On November 30, 2008, cash of $5,712,000 was pledged as collateral for open futures contracts and was being held at the broker of the futures contracts.

17

INVESTMENT PORTFOLIO
November 30, 2008 (Unaudited)	Columbia Mid Cap Value Fund

		Shares	Value ($)*

Common Stocks — 98.2%
CONSUMER DISCRETIONARY — 8.6%
Auto Components — 2.1%
	BorgWarner, Inc.	1,460,300	34,550,698
	Johnson Controls, Inc.	2,016,700	35,614,922
Auto Components Total			70,165,620
Hotels, Restaurants & Leisure — 1.5%
	Royal Caribbean Cruises Ltd.	2,333,300	21,979,686
	Starwood Hotels & Resorts Worldwide, Inc.	1,507,300	25,413,078
Hotels, Restaurants & Leisure Total			47,392,764
Leisure Equipment & Products — 1.1%
	Hasbro, Inc.	1,375,100	36,852,680
Leisure Equipment & Products Total			36,852,680
Media — 0.6%
	Regal Entertainment Group, Class A	1,969,900	18,063,983
Media Total			18,063,983
Multiline Retail — 0.3%
	Saks, Inc. (a)	2,107,541	9,083,502
Multiline Retail Total			9,083,502
Specialty Retail — 1.8%
	Bed Bath & Beyond, Inc. (a)	405,400	8,225,566
	Gap, Inc.	1,616,100	21,041,622
	Ross Stores, Inc.	1,140,000	30,210,000
Specialty Retail Total			59,477,188
Textiles, Apparel & Luxury Goods — 1.2%
	Polo Ralph Lauren Corp.	874,600	37,782,720
Textiles, Apparel & Luxury Goods Total			37,782,720
CONSUMER DISCRETIONARY TOTAL			278,818,457
CONSUMER STAPLES — 11.5%
Beverages — 2.1%
	Fomento Economico Mexicano SAB de CV, ADR	1,396,700	38,423,217
	Pepsi Bottling Group, Inc.	1,611,000	29,142,990
Beverages Total			67,566,207
Food & Staples Retailing — 2.7%
	BJ’s Wholesale Club, Inc. (a)	1,211,300	43,340,314
	Kroger Co.	1,602,700	44,330,682
Food & Staples Retailing Total			87,670,996
Food Products — 3.9%
	ConAgra Foods, Inc.	2,536,700	37,416,325
	Dean Foods Co. (a)	2,955,700	43,034,992

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Food Products — (continued)
	Hershey Co.	655,100	23,583,600
	J. M. Smucker Co.	558,100	25,320,997
Food Products Total			129,355,914
Household Products — 0.9%
	Clorox Co.	493,200	29,177,712
Household Products Total			29,177,712
Personal Products — 1.9%
	Avon Products, Inc.	1,852,200	39,081,420
	Estee Lauder Companies, Inc., Class A	810,600	22,615,740
Personal Products Total			61,697,160
CONSUMER STAPLES TOTAL			375,467,989
ENERGY — 7.3%
Energy Equipment & Services — 2.0%
	Complete Production Services, Inc. (a)	1,690,000	13,841,100
	National-Oilwell Varco, Inc. (a)	874,416	24,737,229
	Rowan Companies, Inc.	563,500	9,776,725
	Tidewater, Inc.	435,900	17,209,332
Energy Equipment & Services Total			65,564,386
Oil, Gas & Consumable Fuels — 5.3%
	Cabot Oil & Gas Corp.	1,030,900	30,896,073
	El Paso Corp.	3,170,800	23,432,212
	Forest Oil Corp. (a)	617,600	10,777,120
	Hess Corp.	292,500	15,806,700
	Newfield Exploration Co. (a)	1,155,600	26,093,448
	Peabody Energy Corp.	777,700	18,221,511
	Williams Companies, Inc.	2,833,100	45,952,882
Oil, Gas & Consumable Fuels Total			171,179,946
ENERGY TOTAL			236,744,332
FINANCIALS — 31.1%
Capital Markets — 2.2%
	Ameriprise Financial, Inc.	2,704,300	49,921,378
	Greenhill & Co., Inc.	319,868	21,783,011
Capital Markets Total			71,704,389
Commercial Banks — 13.5%
	Bank of Hawaii Corp.	1,254,800	55,976,628
	City National Corp.	942,600	41,361,288
	Comerica, Inc.	1,852,300	41,769,365
	Cullen/Frost Bankers, Inc.	1,159,750	62,870,047
	KeyCorp	2,354,400	22,084,272

2

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Commercial Banks — (continued)
	Marshall & Ilsley Corp.	3,998,298	61,773,704
	SVB Financial Group (a)	948,400	37,983,420
	TCF Financial Corp.	4,469,900	74,647,330
	Zions Bancorporation	1,339,450	42,715,061
Commercial Banks Total			441,181,115
Insurance — 9.2%
	ACE Ltd.	1,297,266	67,782,148
	Aon Corp.	792,400	35,895,720
	Assurant, Inc.	981,500	21,367,255
	Marsh & McLennan Companies, Inc.	3,180,700	81,107,850
	Platinum Underwriters Holdings Ltd.	1,371,600	42,149,268
	Reinsurance Group of America, Inc.	1,284,200	52,138,520
Insurance Total			300,440,761
Real Estate Investment Trusts (REITs) — 6.2%
	Alexandria Real Estate Equities, Inc.	717,200	31,757,616
	Boston Properties, Inc.	388,700	20,756,580
	Equity Residential Property Trust	1,632,500	49,676,975
	Plum Creek Timber Co., Inc.	1,177,200	41,896,548
	ProLogis	816,800	3,128,344
	Rayonier, Inc.	1,624,300	54,251,620
Real Estate Investment Trusts (REITs) Total			201,467,683
FINANCIALS TOTAL			1,014,793,948
HEALTH CARE — 5.5%
Health Care Equipment & Supplies — 3.7%
	Beckman Coulter, Inc.	741,700	32,323,286
	Cooper Companies, Inc.	763,700	10,233,580
	Hospira, Inc. (a)	1,309,800	39,333,294
	Teleflex, Inc.	800,700	37,937,166
Health Care Equipment & Supplies Total			119,827,326
Health Care Providers & Services — 1.0%
	Community Health Systems, Inc. (a)	1,082,200	14,133,532
	Universal Health Services, Inc., Class B	532,200	19,771,230
Health Care Providers & Services Total			33,904,762

3

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Life Sciences Tools & Services — 0.8%
	Varian, Inc. (a)	687,300	25,155,180
Life Sciences Tools & Services Total			25,155,180
HEALTH CARE TOTAL			178,887,268
INDUSTRIALS — 7.3%
Aerospace & Defense — 1.5%
	AerCap Holdings NV (a)	1,915,200	8,867,376
	L-3 Communications Holdings, Inc.	378,600	25,430,562
	Spirit Aerosystems Holdings, Inc., Class A (a)	1,594,123	14,426,813
Aerospace & Defense Total			48,724,751
Construction & Engineering — 0.8%
	Jacobs Engineering Group, Inc. (a)	546,300	24,457,851
Construction & Engineering Total			24,457,851
Electrical Equipment — 0.8%
	Cooper Industries Ltd., Class A	1,062,300	25,643,922
Electrical Equipment Total			25,643,922
Industrial Conglomerates — 0.7%
	Textron, Inc.	1,569,600	23,905,008
Industrial Conglomerates Total			23,905,008
Machinery — 2.3%
	Barnes Group, Inc.	962,106	12,882,599
	Harsco Corp.	448,500	11,279,775
	Kennametal, Inc.	1,078,600	20,169,820
	Parker Hannifin Corp.	745,900	30,641,572
Machinery Total			74,973,766
Marine — 0.7%
	Alexander & Baldwin, Inc.	904,700	23,386,495
Marine Total			23,386,495
Road & Rail — 0.5%
	Canadian Pacific Railway Ltd.	537,600	17,310,720
Road & Rail Total			17,310,720
INDUSTRIALS TOTAL			238,402,513
INFORMATION TECHNOLOGY — 5.7%
Computers & Peripherals — 2.1%
	Diebold, Inc.	958,900	26,849,200
	NCR Corp. (a)	2,785,700	42,286,926
	Seagate Technology, Inc., Escrow Shares (b)	105,800	1,058
Computers & Peripherals Total			69,137,184

4

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Electronic Equipment & Instruments — 1.7%
	Agilent Technologies, Inc. (a)	650,000	12,239,500
	Arrow Electronics, Inc. (a)	1,471,100	20,301,180
	Mettler-Toledo International, Inc. (a)	266,100	21,886,725
Electronic Equipment & Instruments Total			54,427,405
Semiconductors & Semiconductor Equipment — 0.3%
	Intersil Corp., Class A	662,000	5,997,720
	Verigy Ltd. (a)	521,969	4,807,335
Semiconductors & Semiconductor Equipment Total			10,805,055
Software — 1.6%
	Activision Blizzard, Inc. (a)	716,166	8,379,142
	Citrix Systems, Inc. (a)	465,400	12,407,564
	Electronic Arts, Inc. (a)	771,200	14,699,072
	Synopsys, Inc. (a)	937,100	15,021,713
Software Total			50,507,491
INFORMATION TECHNOLOGY TOTAL			184,877,135
MATERIALS — 7.6%
Chemicals — 2.6%
	Air Products & Chemicals, Inc.	672,200	32,104,272
	Albemarle Corp.	849,400	17,268,302
	PPG Industries, Inc.	803,400	35,285,328
Chemicals Total			84,657,902
Containers & Packaging — 2.0%
	Crown Holdings, Inc. (a)	1,945,700	31,228,485
	Packaging Corp. of America	2,378,000	35,503,540
Containers & Packaging Total			66,732,025
Metals & Mining — 0.6%
	Allegheny Technologies, Inc.	488,100	11,201,895
	Titanium Metals Corp.	882,200	7,454,590
Metals & Mining Total			18,656,485
Paper & Forest Products — 2.4%
	Weyerhaeuser Co.	2,092,900	78,734,898
Paper & Forest Products Total			78,734,898
MATERIALS TOTAL			248,781,310
UTILITIES — 13.6%
Electric Utilities — 6.1%
	American Electric Power Co., Inc.	1,836,700	57,470,343
	Edison International	1,440,900	48,126,060
	Entergy Corp.	394,600	33,580,460
	FPL Group, Inc.	572,500	27,915,100

5

		Shares	Value ($)
Common Stocks — (continued)
UTILITIES — (continued)
Electric Utilities — (continued)
	PPL Corp.	902,700	30,592,503
Electric Utilities Total			197,684,466
Gas Utilities — 1.2%
	AGL Resources, Inc.	1,334,300	40,175,773
Gas Utilities Total			40,175,773
Multi-Utilities — 6.3%
	PG&E Corp.	1,772,900	67,441,116
	Public Service Enterprise Group, Inc.	803,100	24,815,790
	Sempra Energy	1,280,300	59,751,601
	Wisconsin Energy Corp.	1,250,300	54,338,038
Multi-Utilities Total			206,346,545
UTILITIES TOTAL			444,206,784

	Total Common Stocks (cost of $4,461,336,374)		3,200,979,736

		Par ($)
Short-Term Obligation — 1.5%
	Repurchase agreement with Fixed Income Clearing Corp., dated 11/28/08, due 12/01/08 at 0.200%, collateralized by a U.S. Government Agency Obligation maturing 10/23/19, market value $49,586,644 (repurchase proceeds $48,612,810)	48,612,000	48,612,000

	Total Short-Term Obligation (cost of $48,612,000)		48,612,000

	Total Investments — 99.7% (cost of $4,509,948,374)(c)(d)		3,249,591,736

	Other Assets & Liabilities, Net — 0.3%		10,274,182

	Net Assets — 100.0%		3,259,865,918

6

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligation maturing within 60 days are valued at amortized cost, which approximates market value.

Options are valued at the last reported sale price, or in the absence of a sale, at the last quoted ask price.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On March 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2008, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 – Quoted Prices	$3,200,978,678	$—
	Level 2 – Other Significant Observable Inputs	48,612,000	—
	Level 3 – Significant Unobservable Inputs	1,058	—
	Total	$3,249,591,736	$—

7

The following table reconciles asset balances for the nine month period ending November 30, 2008 in which significant unobservable inputs (Level 3) were used in determining value:

		Investments in	Other Financial
		Securities	Instruments
	Balance as of February 29, 2008	$1,058	$—
	Accretion of discounts/amortization of premiums	—	—
	Realized gain (loss)	—	—
	Change in unrealized appreciation (depreciation)	—	—
	Net purchases (sales)	—	—
	Transfers in and or out of Level 3	—	—

	Balance as of November 30, 2008	$1,058	$—

(a)	Non-income producing security.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.
(c)	Cost for federal income tax purposes is $4,509,948,374.
(d)	Unrealized appreciation and depreciation at November 30, 2008, based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$169,440,675	$(1,429,797,313)	$(1,260,356,638)

For the nine months ended November 30, 2008, transactions in written option contracts were as follows:

		Number of contracts	Premium received
Options outstanding at February 29, 2008		—	$—
Options written		6,046	5,444,600
Options expired		(6,046)	(5,444,600)
Options outstanding at November 30, 2008		—	$—

Acronym	Name
ADR	American Depositary Receipt

8

INVESTMENT PORTFOLIO

November 30, 2008 (Unaudited)	Columbia Multi-Advisor International Equity Fund

		Shares	Value ($)*
Common Stocks — 90.8%
CONSUMER DISCRETIONARY — 8.8%
Automobiles — 2.8%
	Bayerische Motoren Werke AG	272,042	6,853,819
	Honda Motor Co., Ltd.	1,042,200	22,912,630
	Yamaha Motor Co., Ltd.	909,300	8,646,474
Automobiles Total			38,412,923
Hotels, Restaurants & Leisure — 1.9%
	Accor SA	293,049	11,287,016
	Las Vegas Sands Corp. (a)	667,552	3,451,244
	OPAP SA	442,886	10,981,263
Hotels, Restaurants & Leisure Total			25,719,523
Household Durables — 0.4%
	Gafisa SA	1,066,031	4,054,107
	Panasonic Corp.	189,000	2,268,795
Household Durables Total			6,322,902
Leisure Equipment & Products — 1.0%
	Sankyo Co., Ltd.	253,300	13,800,964
Leisure Equipment & Products Total			13,800,964
Media — 1.3%
	JC Decaux SA	335,799	4,743,632
	Reed Elsevier NV	1,127,274	13,246,663
Media Total			17,990,295
Specialty Retail — 0.8%
	Esprit Holdings Ltd.	1,664,100	7,786,502
	Hennes & Mauritz AB, Class B	93,638	3,462,208
Specialty Retail Total			11,248,710
Textiles, Apparel & Luxury Goods — 0.6%
	Compagnie Financiere Richemont SA	158,956	2,777,504
	Yue Yuen Industrial Holdings Ltd. (b)	2,341,000	4,252,489
	Yue Yuen Industrial Holdings Ltd.	995,833	1,808,957
Textiles, Apparel & Luxury Goods Total			8,838,950
CONSUMER DISCRETIONARY TOTAL			122,334,267
CONSUMER STAPLES — 8.1%
Beverages — 1.4%
	C&C Group PLC	2,250,099	3,442,761
	Heineken NV	576,770	15,913,640
Beverages Total			19,356,401
Food & Staples Retailing — 1.5%
	Tesco PLC	4,632,901	21,063,887
Food & Staples Retailing Total			21,063,887

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Food Products — 2.8%
	Nestle SA, Registered Shares	511,079	18,489,327
	Unilever NV	286,389	6,694,459
	Unilever PLC	614,112	14,169,626
Food Products Total			39,353,412
Household Products — 0.9%
	Reckitt Benckiser Group PLC	301,163	12,805,090
Household Products Total			12,805,090
Tobacco — 1.5%
	British American Tobacco PLC	767,310	20,145,725
Tobacco Total			20,145,725
CONSUMER STAPLES TOTAL			112,724,515
ENERGY — 7.8%
Energy Equipment & Services — 2.6%
	Aker Kvaerner ASA	878,050	5,071,287
	Cie Generale de Geophysique-Veritas (a)	441,141	7,251,858
	Precision Drilling Trust	665,554	5,405,405
	Technip SA	596,193	18,144,799
Energy Equipment & Services Total			35,873,349
Oil, Gas & Consumable Fuels — 5.2%
	BG Group PLC	1,017,082	14,592,183
	BP PLC	1,848,994	14,998,061
	CNOOC Ltd.	9,259,089	7,581,667
	Petroleo Brasileiro SA, ADR	693,766	14,527,460
	Royal Dutch Shell PLC, Class A	161,743	4,292,284
	Royal Dutch Shell PLC, Class B	617,536	16,378,938
Oil, Gas & Consumable Fuels Total			72,370,593
ENERGY TOTAL			108,243,942
FINANCIALS — 17.5%
Capital Markets — 3.8%
	Credit Suisse Group AG, Registered Shares	925,424	27,167,135
	Daiwa Securities Group, Inc.	1,862,000	9,559,858
	Julius Baer Holding AG	269,103	8,891,240
	UBS AG, Registered Shares (a)	542,592	6,836,431
Capital Markets Total			52,454,664
Commercial Banks — 8.2%
	Allied Irish Banks PLC	1,286,876	4,398,877
	Banco Bilbao Vizcaya Argentaria SA	269,560	2,805,467

2

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Commercial Banks — (continued)
	BNP Paribas	382,356	21,190,409
	HSBC Holdings PLC	971,419	10,591,705
	HSBC Holdings PLC	998,708	10,732,622
	ICICI Bank Ltd., ADR	549,763	7,828,625
	Industrial & Commercial Bank of China, Class H	14,504,000	7,132,994
	Mitsubishi UFJ Financial Group, Inc.	1,927,400	10,539,007
	Mizuho Financial Group, Inc.	3,604	9,494,344
	Royal Bank of Scotland Group PLC	6,784,436	5,791,639
	Unibanco - Uniao de Bancos Brasileiros SA, GDR	246,970	15,828,307
	UniCredito Italiano SpA	3,158,833	7,260,316
Commercial Banks Total			113,594,312
Diversified Financial Services — 0.5%
	ING Groep NV	860,395	7,224,191
Diversified Financial Services Total			7,224,191
Insurance — 4.5%
	Aviva PLC	1,863,898	11,569,055
	AXA SA	682,837	13,069,778
	Manulife Financial Corp.	496,035	9,630,189
	Sony Financial Holdings, Inc. (b)	390	1,153,789
	Sony Financial Holdings, Inc.	4,102	12,135,490
	Zurich Financial Services AG, Registered Shares	72,412	14,186,962
Insurance Total			61,745,263
Real Estate Management & Development — 0.5%
	Cheung Kong Holdings Ltd.	722,000	6,744,724
Real Estate Management & Development Total			6,744,724
FINANCIALS TOTAL			241,763,154
HEALTH CARE — 9.6%
Biotechnology — 2.2%
	Actelion Ltd., Registered Shares (a)	167,142	7,549,598
	CSL Ltd.	968,452	22,270,001
Biotechnology Total			29,819,599
Health Care Equipment & Supplies — 0.5%
	Alcon, Inc.	80,996	6,462,671
Health Care Equipment & Supplies Total			6,462,671
Life Sciences Tools & Services — 1.5%
	Lonza Group AG, Registered Shares	253,233	20,950,811
Life Sciences Tools & Services Total			20,950,811

3

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Pharmaceuticals — 5.4%
	Bayer AG	188,613	9,800,613
	Novartis AG, Registered Shares	219,964	10,283,549
	Roche Holding AG, Genusschein Shares	95,646	13,449,578
	Sanofi-Aventis SA (b)	50,150	2,781,792
	Sanofi-Aventis SA	206,697	11,465,367
	Teva Pharmaceutical Industries Ltd., ADR	634,749	27,389,419
Pharmaceuticals Total			75,170,318
HEALTH CARE TOTAL			132,403,399
INDUSTRIALS — 15.7%
Aerospace & Defense — 1.0%
	BAE Systems PLC	2,547,893	14,031,225
Aerospace & Defense Total			14,031,225
Air Freight & Logistics — 1.9%
	Deutsche Post AG, Registered Shares	631,195	9,097,053
	TNT NV	801,440	16,778,200
Air Freight & Logistics Total			25,875,253
Airlines — 0.2%
	Singapore Airlines Ltd.	428,000	2,933,477
Airlines Total			2,933,477
Building Products — 0.7%
	Daikin Industries Ltd.	368,888	9,707,713
Building Products Total			9,707,713
Construction & Engineering — 1.6%
	Vinci SA	532,093	21,515,030
Construction & Engineering Total			21,515,030
Electrical Equipment — 3.9%
	ABB Ltd., Registered Shares (a)	527,580	6,817,842
	Alstom	181,936	9,702,460
	Gamesa Corp. Tecnologica SA	845,877	14,226,082
	Vestas Wind Systems A/S (a)	509,972	23,181,605
Electrical Equipment Total			53,927,989
Industrial Conglomerates — 2.8%
	Koninklijke Philips Electronics NV	744,153	12,137,244
	Siemens AG, Registered Shares	435,364	26,247,870
Industrial Conglomerates Total			38,385,114
Machinery — 2.6%
	Atlas Copco AB	1,192,379	8,463,230

4

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Machinery — (continued)
	Fanuc Ltd.	224,300	13,867,049
	Hyundai Heavy Industries	113,567	12,198,817
	SMC Corp.	13,900	1,245,279
Machinery Total			35,774,375
Marine — 0.2%
	Stolt-Nielsen SA	360,164	3,244,598
Marine Total			3,244,598
Trading Companies & Distributors — 0.8%
	Marubeni Corp.	3,258,000	11,426,501
Trading Companies & Distributors Total			11,426,501
INDUSTRIALS TOTAL			216,821,275
INFORMATION TECHNOLOGY — 6.8%
Communications Equipment — 0.6%
	Nokia Oyj	630,298	8,914,883
Communications Equipment Total			8,914,883
Electronic Equipment & Instruments — 0.7%
	HON HAI Precision Industry Co., Ltd.	4,653,250	9,038,438
Electronic Equipment & Instruments Total			9,038,438
Semiconductors & Semiconductor Equipment — 3.6%
	ASML Holding NV	713,383	10,879,740
	Samsung Electronics Co., Ltd.	23,439	7,752,821
	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2,965,891	21,206,121
	Tokyo Electron Ltd.	358,700	9,806,829
Semiconductors & Semiconductor Equipment Total			49,645,511
Software — 1.9%
	Nintendo Co., Ltd.	83,300	25,790,131
Software Total			25,790,131
INFORMATION TECHNOLOGY TOTAL			93,388,963
MATERIALS — 6.0%
Chemicals — 4.0%
	Akzo Nobel NV	462,115	15,786,271
	Linde AG	413,358	30,333,021
	Mitsubishi Gas Chemical Co., Inc.	2,402,000	9,175,374
Chemicals Total			55,294,666
Construction Materials — 1.5%
	Cemex SA de CV, ADR, COP (a)	1,431,067	9,945,916
	CRH PLC	513,439	11,278,380
Construction Materials Total			21,224,296

5

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Metals & Mining — 0.5%
	Rio Tinto PLC	275,447	6,876,507
Metals & Mining Total			6,876,507
MATERIALS TOTAL			83,395,469
TELECOMMUNICATION SERVICES — 8.1%
Diversified Telecommunication Services — 4.5%
	France Telecom SA (b)	290,760	7,503,644
	France Telecom SA	509,296	13,143,402
	Telefonica SA	1,435,148	29,135,011
	TELUS Corp.	379,339	11,936,812
Diversified Telecommunication Services Total			61,718,869
Wireless Telecommunication Services — 3.6%
	Rogers Communications, Inc., Class B	743,743	21,598,749
	Vodafone Group PLC	14,553,490	28,485,520
Wireless Telecommunication Services Total			50,084,269
TELECOMMUNICATION SERVICES TOTAL			111,803,138
UTILITIES — 2.4%
Electric Utilities — 2.4%
	E.ON AG	514,368	18,131,963
	Electricite de France	253,277	14,701,478
Electric Utilities Total			32,833,441
UTILITIES TOTAL			32,833,441

	Total Common Stocks (cost of $1,799,935,430)		1,255,711,563

		Par ($)
Short-Term Obligation — 8.3%
	Repurchase agreement with Fixed Income Clearing Corp., dated 11/28/08, due 12/01/08 at 0.200%, collateralized by U.S. Government Agency Obligations with various maturities to 05/29/13, market value $116,345,575 (repurchase proceeds $114,063,901)	114,062,000	114,062,000

	Total Short-Term Obligation (cost of $114,062,000)		114,062,000

	Total Investments — 99.1% (cost of $1,913,997,430)(c)(d)		1,369,773,563

	Other Assets & Liabilities, Net — 0.9%		12,512,971

	Net Assets — 100.0%		1,382,286,534

6

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On March 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under FAS 157, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2008, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 – Quoted Prices	$159,265,025	$—
	Level 2 – Other Significant Observable Inputs	1,210,508,538	—
	Level 3 – Significant Unobservable Inputs	—	—
	Total	$1,369,773,563	$—

7

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party pricing service may be employed for purposes of fair market valuation.

(a)	Non-income producing security.

(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of November 30, 2008, these securities, which are not illiquid, amounted to $15,691,714 which represents 1.1% of net assets.

(c)	Cost for federal income tax purposes is $1,913,997,430.

(d)	Unrealized appreciation and depreciation at November 30, 2008, based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$71,582,445	$(615,806,312)	$(544,223,867)

Acronym	Name

ADR	American Depositary Receipt
COP	Certificates of Participation
GDR	Global Depositary Receipt

8

INVESTMENT PORTFOLIO
November 30, 2008 (Unaudited)	Columbia Overseas Value Fund

		Shares	Value ($)*
Common Stocks — 101.1%
CONSUMER DISCRETIONARY — 12.5%
Automobiles — 4.2%
	Daimler AG, Registered Shares	1,308	41,311
	Dongfeng Motor Group Co., Ltd., Class H	176,000	40,163
	Fuji Heavy Industries Ltd.	9,000	27,127
	Honda Motor Co., Ltd.	1,100	24,183
	Toyota Motor Corp.	3,200	100,728
Automobiles Total			233,512
Diversified Consumer Services — 0.6%
	Benesse Corp.	800	33,860
Diversified Consumer Services Total			33,860
Hotels, Restaurants & Leisure — 1.8%
	Kuoni Reisen Holding AG, Registered Shares	177	47,073
	Paddy Power PLC	2,870	50,473
Hotels, Restaurants & Leisure Total			97,546
Household Durables — 0.5%
	JM AB	6,500	25,095
Household Durables Total			25,095
Media — 3.0%
	Daiichikosho Co., Ltd.	5,800	59,321
	Vivendi	3,852	109,167
Media Total			168,488
Specialty Retail — 1.6%
	Fast Retailing Co., Ltd.	300	34,445
	Game Group PLC	22,280	54,030
Specialty Retail Total			88,475
Textiles, Apparel & Luxury Goods — 0.8%
	Polo Ralph Lauren Corp.	1,011	43,675
Textiles, Apparel & Luxury Goods Total			43,675
CONSUMER DISCRETIONARY TOTAL			690,651
CONSUMER STAPLES — 2.8%
Food & Staples Retailing — 0.9%
	FamilyMart Co., Ltd.	1,200	48,899
Food & Staples Retailing Total			48,899
Food Products — 0.9%
	Toyo Suisan Kaisha Ltd.	2,000	46,734
Food Products Total			46,734

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Household Products — 1.0%
	Kao Corp.	2,000	57,313
Household Products Total			57,313
CONSUMER STAPLES TOTAL			152,946
ENERGY — 9.7%
Energy Equipment & Services — 0.5%
	Noble Corp.	1,083	29,014
Energy Equipment & Services Total			29,014
Oil, Gas & Consumable Fuels — 9.2%
	Australian Worldwide Exploration Ltd. (a)	25,884	41,875
	BP PLC	10,143	82,275
	Centennial Coal Co., Ltd.	10,997	18,978
	CNOOC Ltd.	38,000	31,116
	ENI SpA	1,788	40,556
	Inpex Holdings, Inc.	6	38,434
	Repsol YPF SA	2,557	49,599
	Royal Dutch Shell PLC, Class B	2,587	68,615
	Total SA	2,194	115,107
	Yanzhou Coal Mining Co., Ltd., Class H	40,000	22,323
Oil, Gas & Consumable Fuels Total			508,878
ENERGY TOTAL			537,892
FINANCIALS — 35.6%
Capital Markets — 4.1%
	Credit Suisse Group AG, Registered Shares	1,816	53,311
	Deutsche Bank AG, Registered Shares	1,781	63,956
	Intermediate Capital Group PLC	2,473	30,263
	Macquarie Group Ltd.	1,450	28,491
	Tokai Tokyo Securities Co., Ltd.	24,000	53,649
Capital Markets Total			229,670
Commercial Banks — 20.3%
	Australia & New Zealand Banking Group Ltd.	9,080	89,084
	Banco Bilbao Vizcaya Argentaria SA	10,363	107,854
	Banco Santander SA	14,363	118,091
	Bangkok Bank PCL, Foreign Registered Shares	14,200	26,258
	Barclays PLC	19,757	51,994
	BNP Paribas	2,056	113,945
	DBS Group Holdings Ltd.	10,000	61,851

2

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Commercial Banks — (continued)
	DnB NOR ASA	7,600	28,951
	HSBC Holdings PLC	16,739	182,511
	Lloyds TSB Group PLC	20,651	53,987
	Mitsubishi UFJ Financial Group, Inc.	4,500	24,606
	National Bank of Greece SA	2,299	43,907
	Nordea Bank AB	3,000	21,662
	Royal Bank of Scotland Group PLC	48,870	41,719
	Standard Chartered PLC	3,670	48,067
	Sumitomo Mitsui Financial Group, Inc.	12	44,031
	Sumitomo Trust & Banking Co., Ltd.	6,000	27,435
	Unibanco - Uniao de Bancos Brasileiros SA, GDR	314	20,124
	Yamaguchi Financial Group, Inc.	2,000	18,853
Commercial Banks Total			1,124,930
Consumer Finance — 0.2%
	ORIX Corp.	200	12,544
Consumer Finance Total			12,544
Diversified Financial Services — 0.9%
	ING Groep NV	5,944	49,908
Diversified Financial Services Total			49,908
Insurance — 6.9%
	Allianz SE, Registered Shares	525	43,930
	Baloise Holding AG, Registered Shares	957	53,614
	Brit Insurance Holdings PLC	16,979	53,401
	Lancashire Holdings Ltd.	8,467	50,404
	Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	300	40,972
	Platinum Underwriters Holdings Ltd.	1,243	38,197
	Zurich Financial Services AG, Registered Shares	523	102,466
Insurance Total			382,984
Real Estate Investment Trusts (REITs) — 0.7%
	Kiwi Income Property Trust	67,888	37,767
Real Estate Investment Trusts (REITs) Total			37,767
Real Estate Management & Development — 2.2%
	Emaar Properties PJSC	23,299	17,825
	Hongkong Land Holdings Ltd.	22,000	52,924
	Swire Pacific Ltd., Class A	7,500	50,469
Real Estate Management & Development Total			121,218

3

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Thrifts & Mortgage Finance — 0.3%
	Aareal Bank AG	2,372	17,199
Thrifts & Mortgage Finance Total			17,199
FINANCIALS TOTAL			1,976,220
HEALTH CARE — 6.3%
Health Care Providers & Services — 0.4%
	As One Corp.	1,000	23,707
Health Care Providers & Services Total			23,707
Life Sciences Tools & Services — 0.4%
	Tecan Group AG, Registered Shares	654	24,157
Life Sciences Tools & Services Total			24,157
Pharmaceuticals — 5.5%
	Astellas Pharma, Inc.	1,600	65,272
	AstraZeneca PLC	696	26,349
	Recordati SpA	5,416	28,306
	Sanofi-Aventis SA	1,821	101,010
	Takeda Pharmaceutical Co., Ltd.	1,700	82,154
Pharmaceuticals Total			303,091
HEALTH CARE TOTAL			350,955
INDUSTRIALS — 9.2%
Aerospace & Defense — 1.0%
	BAE Systems PLC	10,006	55,103
Aerospace & Defense Total			55,103
Airlines — 0.5%
	Deutsche Lufthansa AG, Registered Shares	2,128	28,103
Airlines Total			28,103
Commercial Services & Supplies — 0.7%
	Aeon Delight Co. Ltd.	1,500	39,979
Commercial Services & Supplies Total			39,979
Construction & Engineering — 0.7%
	Outotec Oyj	2,885	41,203
Construction & Engineering Total			41,203
Electrical Equipment — 2.6%
	ABB Ltd., Registered Shares (a)	2,280	29,464
	Mitsubishi Electric Corp.	6,000	32,367
	Schneider Electric SA	1,286	81,313
Electrical Equipment Total			143,144

4

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Industrial Conglomerates — 0.6%
	Keppel Corp. Ltd.	12,000	33,453
Industrial Conglomerates Total			33,453
Machinery — 1.7%
	Gildemeister AG	1,829	13,897
	Glory Ltd.	2,000	34,891
	Nabtesco Corp.	7,000	44,131
Machinery Total			92,919
Marine — 0.3%
	U-Ming Marine Transport Corp.	15,000	16,767
Marine Total			16,767
Professional Services — 0.7%
	Poyry Oyj	1,432	15,027
	Teleperformance	1,081	25,943
Professional Services Total			40,970
Trading Companies & Distributors — 0.4%
	ITOCHU Corp.	4,000	20,284
Trading Companies & Distributors Total			20,284
INDUSTRIALS TOTAL			511,925
INFORMATION TECHNOLOGY — 2.0%
Electronic Equipment & Instruments — 0.6%
	FUJIFILM Holdings Corp.	1,400	33,861
Electronic Equipment & Instruments Total			33,861
Office Electronics — 0.7%
	Canon, Inc.	1,300	38,690
Office Electronics Total			38,690
Semiconductors & Semiconductor Equipment — 0.7%
	Macronix International	149,479	38,788
Semiconductors & Semiconductor Equipment Total			38,788
INFORMATION TECHNOLOGY TOTAL			111,339
MATERIALS — 6.8%
Chemicals — 2.8%
	BASF SE	1,438	46,235
	Kansai Paint Co. Ltd.	9,000	43,514
	Linde AG	580	42,562
	Nifco, Inc.	2,400	24,786
Chemicals Total			157,097
Construction Materials — 0.6%
	Ciments Francais SA	430	32,769
Construction Materials Total			32,769

5

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Containers & Packaging — 0.8%
	Toyo Seikan Kaisha Ltd.	3,100	44,050
Containers & Packaging Total			44,050
Metals & Mining — 2.6%
	Anglo American PLC	2,176	51,845
	BlueScope Steel Ltd.	8,078	21,269
	Norsk Hydro ASA	4,000	14,516
	Salzgitter AG	351	24,461
	Yamato Kogyo Co., Ltd.	1,400	31,314
Metals & Mining Total			143,405
MATERIALS TOTAL			377,321
TELECOMMUNICATION SERVICES — 9.4%
Diversified Telecommunication Services — 5.3%
	Belgacom SA	1,818	66,253
	Deutsche Telekom AG, Registered Shares	2,222	30,921
	France Telecom SA	2,069	53,395
	Nippon Telegraph & Telephone Corp.	16	69,630
	PT Telekomunikasi Indonesia, ADR	1,100	21,043
	Telefonica O2 Czech Republic AS	2,463	53,864
Diversified Telecommunication Services Total			295,106
Wireless Telecommunication Services — 4.1%
	NTT DoCoMo, Inc.	56	92,921
	Vodafone Group PLC	66,660	130,473
Wireless Telecommunication Services Total			223,394
TELECOMMUNICATION SERVICES TOTAL			518,500
UTILITIES — 6.8%
Electric Utilities — 3.2%
	E.ON AG	1,150	40,538
	Enel SpA	14,874	93,364
	Okinawa Electric Power Co. Inc.	700	43,291
Electric Utilities Total			177,193
Independent Power Producers & Energy Traders — 0.9%
	Drax Group PLC	5,650	53,402
Independent Power Producers & Energy Traders Total			53,402
Multi-Utilities — 1.9%
	Centrica PLC	11,673	42,667
	United Utilities Group PLC	6,509	60,745
Multi-Utilities Total			103,412

6

		Shares	Value ($)
Common Stocks — (continued)
UTILITIES — (continued)
Water Utilities — 0.8%
	Cia de Saneamento Basico do Estado de Sao Paulo	1,800	18,301
	Guangdong Investment Ltd.	76,000	25,143
Water Utilities Total			43,444
UTILITIES TOTAL			377,451

	Total Common Stocks (cost of $9,030,068)		5,605,200
Investment Company — 0.8%
	iShares MSCI EAFE Index Fund	1,069	44,545

	Total Investment Company (cost of $43,404)		44,545

		Units
Rights — 0.1%
FINANCIALS — 0.1%
Commercial Banks — 0.1%

	Standard Chartered PLC (a)	1,209	7,638
	Expiration date 12/17/08
Commercial Banks Total			7,638
FINANCIALS TOTAL			7,638

	Total Rights (cost of $—)		7,638

	Total Investments — 102.0% (cost of $9,073,472)(b)(c)		5,657,383

	Other Assets & Liabilities, Net — (2.0)%		(111,825)

	Net Assets — 100.0%		5,545,558

7

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities and exchange traded funds are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.  The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On March 31, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 – significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2008, in valuing the Fund’s assets:

8

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*
Level 1 – Quoted Prices	$275,462	$—
Level 2 – Other Significant Observable Inputs	5,381,921	(57,408)
Level 3 – Significant Unobservable Inputs	—	—
Total	$5,657,383	$(57,408)

*Other financial instruments consist of forward foreign currency exchange contracts which are not included in the investment portfolio.

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party pricing service may be employed for purposes of fair market valuation.

(a)		Non-income producing security.

(b)		Cost for federal income tax purposes is $9,073,472.

(c)		Unrealized appreciation and depreciation at November 30, 2008, based on cost of investments for federal income tax purposes was:

Unrealized		Unrealized	Net Unrealized
Appreciation		Depreciation	Depreciation
	$109,388	$(3,525,477)		$(3,416,089)

Forward foreign currency exchange contracts outstanding on November 30, 2008 are:

Forward Currency Contracts to Buy	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	$277,502	$333,009	12/17/08	$(55,507)
AUD	157,253	154,310	02/10/09	2,943
CAD	25,887	26,986	12/17/08	(1,099)
CAD	38,830	38,925	12/17/08	(95)
CAD	34,006	33,499	02/10/09	507
CHF	28,864	31,278	12/17/08	(2,414)
CHF	42,059	43,808	12/17/08	(1,749)
CHF	48,657	52,249	12/17/08	(3,592)
CHF	188,854	192,275	12/17/08	(3,421)
CZK	43,156	42,768	12/17/08	388
DKK	23,000	25,092	12/17/08	(2,092)
DKK	17,176	16,928	02/10/09	248
EUR	537,130	585,009	12/17/08	(47,879)
EUR	49,523	50,462	12/17/08	(939)
EUR	322,408	317,962	02/10/09	4,446
EUR	81,237	82,509	02/10/09	(1,272)
GBP	43,144	50,792	12/17/08	(7,648)
GBP	23,113	27,210	12/17/08	(4,097)
GBP	33,899	40,542	12/17/08	(6,643)
GBP	46,226	52,764	12/17/08	(6,538)
GBP	12,327	13,833	12/17/08	(1,506)
GBP	23,113	25,852	12/17/08	(2,739)
GBP	41,621	40,000	02/10/09	1,621
JPY	95,012	85,605	12/17/08	9,407
JPY	25,138	23,066	12/17/08	2,072
JPY	56,404	54,222	12/17/08	2,182
JPY	42,557	41,969	12/17/08	588
JPY	12,998	12,678	12/17/08	320
JPY	113,074	112,881	02/10/09	193
NOK	24,333	27,868	12/17/08	(3,535)

9

NOK	66,169	65,845	12/17/08	324
NOK	10,637	10,589	02/10/09	48
NOK	52,477	52,784	02/10/09	(307)
NOK	6,382	6,420	02/10/09	(38)
NZD	21,936	22,396	12/17/08	(460)
PLN	24,465	26,628	12/17/08	(2,163)
PLN	23,795	23,626	12/17/08	169
SEK	49,781	58,478	12/17/08	(8,697)
SEK	51,007	51,133	02/10/09	(126)
SEK	10,621	10,498	02/10/09	123
SEK	48,784	49,281	02/10/09	(497)
SGD	12,558	12,651	12/17/08	(93)
SGD	20,490	20,864	12/17/08	(374)
SGD	43,624	43,672	12/17/08	(48)
THB	6,097	6,239	12/17/08	(142)
THB	7,755	7,854	12/17/08	(99)
THB	60,689	61,749	12/17/08	(1,060)
THB	21,603	21,872	02/10/09	(269)
TWD	7,808	7,834	12/17/08	(26)
TWD	65,558	66,091	12/17/08	(533)
				$(142,118)

Forward Currency Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	$9,817	$11,536	12/17/08	$1,719
AUD	38,615	38,801	12/17/08	186
AUD	51,050	51,706	12/17/08	656
AUD	11,781	12,305	12/17/08	524
AUD	166,239	162,283	12/17/08	(3,956)
AUD	16,313	15,830	02/10/09	(483)
AUD	22,185	22,132	02/10/09	(53)
CAD	51,774	60,035	12/17/08	8,261
CAD	12,943	12,685	12/17/08	(258)
CAD	34,006	34,054	02/10/09	48
CHF	284,518	302,612	12/17/08	18,094
CHF	23,916	25,058	12/17/08	1,142
CHF	166,295	168,871	02/10/09	2,576
CZK	19,425	21,153	12/17/08	1,728
CZK	23,730	24,793	12/17/08	1,063
CZK	46,268	45,499	02/10/09	(769)
DKK	23,000	22,608	12/17/08	(392)
EUR	82,538	93,080	12/17/08	10,542
EUR	55,872	60,802	12/17/08	4,930
EUR	64,760	69,793	12/17/08	5,033
EUR	12,698	13,477	12/17/08	779
EUR	19,047	19,181	12/17/08	134
EUR	57,141	58,153	12/17/08	1,012
EUR	294,596	289,942	12/17/08	(4,654)
EUR	10,155	9,991	02/10/09	(164)
GBP	23,113	26,112	12/17/08	2,999
GBP	29,276	30,574	12/17/08	1,298
GBP	40,062	42,289	12/17/08	2,227
GBP	89,370	85,936	12/17/08	(3,434)
GBP	21,581	20,940	02/10/09	(641)
GBP	20,040	19,971	02/10/09	(69)
GBP	23,123	23,044	02/10/09	(79)
JPY	79,353	76,579	12/17/08	(2,774)
JPY	32,114	31,546	12/17/08	(568)

10

JPY	120,642	119,786	12/17/08	(856)
JPY	113,074	112,980	02/10/09	(94)
JPY	33,708	33,680	02/10/09	(28)
NOK	90,501	108,016	12/17/08	17,515
NOK	63,115	62,610	02/10/09	(505)
NZD	9,871	11,734	12/17/08	1,863
NZD	12,064	13,138	12/17/08	1,074
NZD	33,291	33,666	02/10/09	375
PLN	48,260	57,896	12/17/08	9,636
SEK	12,229	13,219	12/17/08	990
SEK	37,552	37,616	12/17/08	64
SGD	64,114	67,352	12/17/08	3,238
SGD	12,558	12,850	12/17/08	292
SGD	50,962	50,993	02/10/09	31
THB	74,541	75,262	12/17/08	721
THB	49,826	50,705	02/10/09	879
TWD	73,366	75,999	12/17/08	2,633
TWD	61,906	62,131	02/10/09	225
				$84,710

Acronym	Name
ADR	American Depositary Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
GDR	Global Depositary Receipt
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TWD	New Taiwan Dollar

11

INVESTMENT PORTFOLIO
November 30, 2008 (Unaudited)	Columbia Small Cap Growth Fund II

		Shares	Value ($)*
Common Stocks — 99.1%
CONSUMER DISCRETIONARY — 12.4%
Diversified Consumer Services — 3.0%
	Brink’s Home Security Holdings, Inc. (a)	72,130	1,442,600
	Capella Education Co. (a)	79,887	4,782,036
	Jackson Hewitt Tax Service, Inc.	183,500	2,361,645
Diversified Consumer Services Total			8,586,281
Hotels, Restaurants & Leisure — 3.1%
	Bally Technologies, Inc. (a)	173,550	3,205,468
	Panera Bread Co., Class A (a)	61,650	2,739,726
	Red Robin Gourmet Burgers, Inc. (a)	70,170	855,372
	WMS Industries, Inc. (a)	76,450	1,884,493
Hotels, Restaurants & Leisure Total			8,685,059
Internet & Catalog Retail — 0.9%
	NetFlix, Inc. (a)	110,750	2,545,035
Internet & Catalog Retail Total			2,545,035
Media — 1.5%
	Marvel Entertainment, Inc. (a)	141,550	4,168,648
Media Total			4,168,648
Specialty Retail — 2.2%
	Chico’s FAS, Inc. (a)	384,250	979,837
	Citi Trends, Inc. (a)	92,650	1,139,595
	J Crew Group, Inc. (a)	142,050	1,440,387
	Tractor Supply Co. (a)	71,650	2,749,927
Specialty Retail Total			6,309,746
Textiles, Apparel & Luxury Goods — 1.7%
	Fossil, Inc. (a)	100,940	1,534,288
	Lululemon Athletica, Inc. (a)	168,710	1,656,732
	Phillips-Van Heusen Corp.	98,000	1,709,120
Textiles, Apparel & Luxury Goods Total			4,900,140
CONSUMER DISCRETIONARY TOTAL			35,194,909
CONSUMER STAPLES — 2.9%
Beverages — 0.6%
	Central European Distribution Corp. (a)	64,290	1,519,816
Beverages Total			1,519,816
Food Products — 1.5%
	Flowers Foods, Inc.	94,100	2,519,998
	Sanderson Farms, Inc.	37,067	1,155,749
	TreeHouse Foods, Inc. (a)	27,990	665,882
Food Products Total			4,341,629

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Personal Products — 0.8%
	Chattem, Inc. (a)	30,799	2,235,083
Personal Products Total			2,235,083
CONSUMER STAPLES TOTAL			8,096,528
ENERGY — 7.3%
Energy Equipment & Services — 2.3%
	Basic Energy Services, Inc. (a)	139,410	1,600,427
	IHS, Inc., Class A (a)	74,184	2,692,137
	Pioneer Drilling Co. (a)	210,030	1,541,620
	T-3 Energy Services, Inc. (a)	62,300	819,245
Energy Equipment & Services Total			6,653,429
Oil, Gas & Consumable Fuels — 5.0%
	Arena Resources, Inc. (a)	97,510	2,581,090
	Berry Petroleum Co., Class A	74,850	876,493
	Bill Barrett Corp. (a)	75,380	1,686,251
	BPZ Resources, Inc. (a)	135,450	834,372
	Comstock Resources, Inc. (a)	90,030	3,774,958
	Concho Resources, Inc. (a)	109,330	2,579,095
	Penn Virginia Corp.	59,700	1,792,791
Oil, Gas & Consumable Fuels Total			14,125,050
ENERGY TOTAL			20,778,479
FINANCIALS — 5.7%
Capital Markets — 1.7%
	Greenhill & Co., Inc.	20,560	1,400,136
	Stifel Financial Corp. (a)	43,534	1,872,397
	Waddell & Reed Financial, Inc., Class A	124,860	1,678,119
Capital Markets Total			4,950,652
Commercial Banks — 1.0%
	Pinnacle Financial Partners, Inc. (a)	77,951	2,143,652
	SVB Financial Group (a)	14,620	585,531
Commercial Banks Total			2,729,183
Consumer Finance — 0.7%
	World Acceptance Corp. (a)	105,110	2,057,003
Consumer Finance Total			2,057,003
Diversified Financial Services — 0.9%
	Portfolio Recovery Associates, Inc. (a)	74,831	2,526,295
Diversified Financial Services Total			2,526,295

2

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Real Estate Investment Trusts (REITs) — 1.4%
	BioMed Realty Trust, Inc.	121,080	1,128,465
	Home Properties, Inc.	43,672	1,703,208
	National Retail Properties, Inc.	79,360	1,064,218
Real Estate Investment Trusts (REITs) Total			3,895,891
FINANCIALS TOTAL			16,159,024
HEALTH CARE — 25.8%
Biotechnology — 9.6%
	Alexion Pharmaceuticals, Inc. (a)	99,570	3,351,526
	Array Biopharma, Inc. (a)	264,044	998,086
	BioMarin Pharmaceuticals, Inc. (a)	108,251	1,843,515
	Cepheid, Inc. (a)	152,142	2,066,088
	Myriad Genetics, Inc. (a)	46,310	2,745,257
	Omrix Biopharmaceuticals, Inc. (a)	119,799	2,980,599
	Onyx Pharmaceuticals, Inc. (a)	115,413	3,243,105
	OSI Pharmaceuticals, Inc. (a)	73,490	2,733,828
	Regeneron Pharmaceuticals, Inc. (a)	147,644	2,282,576
	Rigel Pharmaceuticals, Inc. (a)	89,540	664,387
	Seattle Genetics, Inc. (a)	245,613	2,127,009
	United Therapeutics Corp. (a)	39,167	2,147,527
Biotechnology Total			27,183,503
Health Care Equipment & Supplies — 6.9%
	ArthroCare Corp. (a)	78,069	1,021,142
	China Medical Technologies, Inc., ADR	80,460	1,650,235
	Haemonetics Corp. (a)	33,510	1,916,437
	Hansen Medical, Inc. (a)	72,080	662,415
	Immucor, Inc. (a)	104,539	2,537,161
	Masimo Corp. (a)	56,466	1,540,957
	Meridian Bioscience, Inc.	72,840	1,735,777
	NuVasive, Inc. (a)	71,140	2,450,773
	STERIS Corp.	66,320	1,833,748
	Thoratec Corp. (a)	36,330	909,340
	Wright Medical Group, Inc. (a)	200,135	3,394,290
Health Care Equipment & Supplies Total			19,652,275
Health Care Providers & Services — 5.1%
	Alliance Imaging, Inc. (a)	380,484	2,975,385
	Amedisys, Inc. (a)	15,150	589,184
	inVentiv Health, Inc. (a)	194,980	2,345,609
	MWI Veterinary Supply, Inc. (a)	53,201	1,327,365
	Owens & Minor, Inc.	74,870	3,109,351
	Psychiatric Solutions, Inc. (a)	159,813	4,043,269
Health Care Providers & Services Total			14,390,163

3

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Health Care Technology — 0.9%
	Eclipsys Corp. (a)	185,480	2,433,498
Health Care Technology Total			2,433,498
Life Sciences Tools & Services — 2.3%
	Bio-Rad Laboratories, Inc., Class A (a)	28,543	2,116,749
	Dionex Corp. (a)	52,110	2,672,722
	ICON PLC, ADR (a)	76,400	1,618,916
Life Sciences Tools & Services Total			6,408,387
Pharmaceuticals — 1.0%
	Auxilium Pharmaceuticals, Inc. (a)	57,560	1,253,657
	Eurand NV (a)	196,519	1,548,569
Pharmaceuticals Total			2,802,226
HEALTH CARE TOTAL			72,870,052
INDUSTRIALS — 18.2%
Aerospace & Defense — 2.8%
	HEICO Corp.	10,782	346,426
	Hexcel Corp. (a)	186,800	1,401,000
	Stanley, Inc. (a)	49,640	1,583,516
	Teledyne Technologies, Inc. (a)	111,363	4,523,565
Aerospace & Defense Total			7,854,507
Air Freight & Logistics — 1.3%
	HUB Group, Inc., Class A (a)	137,961	3,683,559
Air Freight & Logistics Total			3,683,559
Commercial Services & Supplies — 5.0%
	Brink’s Co.	46,140	1,004,468
	Clean Harbors, Inc. (a)	12,070	761,979
	Geo Group, Inc. (a)	176,940	3,414,942
	Mobile Mini, Inc. (a)	231,270	3,004,197
	Waste Connections, Inc. (a)	207,140	5,847,562
Commercial Services & Supplies Total			14,033,148
Construction & Engineering — 1.5%
	EMCOR Group, Inc. (a)	167,630	2,643,525
	Granite Construction, Inc.	36,080	1,547,471
Construction & Engineering Total			4,190,996
Electrical Equipment — 1.9%
	Energy Conversion Devices, Inc. (a)	37,030	1,036,099
	II-VI, Inc. (a)	85,777	1,725,833
	Polypore International, Inc. (a)	136,677	616,413
	Regal-Beloit Corp.	22,520	757,573

4

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Electrical Equipment — (continued)
	Woodward Governor Co.	56,960	1,209,831
Electrical Equipment Total			5,345,749
Machinery — 2.9%
	Chart Industries, Inc. (a)	73,231	700,089
	Dynamic Materials Corp.	67,927	1,080,039
	Lindsay Corp.	19,497	758,628
	Nordson Corp.	29,156	946,112
	Wabtec Corp.	124,018	4,785,855
Machinery Total			8,270,723
Marine — 0.2%
	Genco Shipping & Trading Ltd.	62,797	572,081
Marine Total			572,081
Professional Services — 1.1%
	Huron Consulting Group, Inc. (a)	60,620	3,158,302
Professional Services Total			3,158,302
Road & Rail — 0.8%
	Old Dominion Freight Line, Inc. (a)	100,730	2,397,374
Road & Rail Total			2,397,374
Trading Companies & Distributors — 0.7%
	Beacon Roofing Supply, Inc. (a)	158,000	1,867,560
Trading Companies & Distributors Total			1,867,560
INDUSTRIALS TOTAL			51,373,999
INFORMATION TECHNOLOGY — 22.1%
Communications Equipment — 3.1%
	Arris Group, Inc. (a)	218,043	1,567,729
	Digi International, Inc. (a)	118,863	1,095,917
	Polycom, Inc. (a)	247,000	4,651,010
	Riverbed Technology, Inc. (a)	165,640	1,555,360
Communications Equipment Total			8,870,016
Computers & Peripherals — 0.2%
	Avid Technology, Inc. (a)	52,040	651,541
Computers & Peripherals Total			651,541
Electronic Equipment & Instruments — 1.4%
	Brightpoint, Inc. (a)	489,600	2,017,152
	Daktronics, Inc.	204,550	1,863,450
Electronic Equipment & Instruments Total			3,880,602
Internet Software & Services — 5.1%
	Equinix, Inc. (a)	71,402	3,242,365
	GSI Commerce, Inc. (a)	166,780	1,327,569
	Interwoven, Inc. (a)	246,330	3,204,753

5

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Internet Software & Services — (continued)
	Sohu.com, Inc. (a)	49,640	2,409,526
	Switch & Data Facilities Co., Inc. (a)	245,200	1,277,492
	Websense, Inc. (a)	179,520	2,902,838
Internet Software & Services Total			14,364,543
IT Services — 3.2%
	CACI International, Inc., Class A (a)	91,980	4,084,832
	Gartner, Inc. (a)	80,380	1,234,637
	Mantech International Corp., Class A (a)	18,160	988,267
	TeleTech Holdings, Inc. (a)	290,830	2,565,120
IT Services Total			8,872,856
Semiconductors & Semiconductor Equipment — 3.5%
	FormFactor, Inc. (a)	76,560	1,035,857
	Hittite Microwave Corp. (a)	53,240	1,555,673
	Microsemi Corp. (a)	116,810	2,276,627
	Monolithic Power Systems, Inc. (a)	192,350	1,840,790
	ON Semiconductor Corp. (a)	339,920	992,566
	Skyworks Solutions, Inc. (a)	424,550	2,288,324
Semiconductors & Semiconductor Equipment Total			9,989,837
Software — 5.6%
	ANSYS, Inc. (a)	97,640	2,817,891
	Blackboard, Inc. (a)	55,900	1,376,817
	Concur Technologies, Inc. (a)	56,470	1,550,102
	EPIQ Systems, Inc. (a)	42,460	689,550
	Informatica Corp. (a)	239,558	3,325,065
	Micros Systems, Inc. (a)	125,400	2,087,910
	Net 1 UEPS Technologies, Inc. (a)	138,205	1,409,691
	Sybase, Inc. (a)	98,785	2,434,062
Software Total			15,691,088
INFORMATION TECHNOLOGY TOTAL			62,320,483
MATERIALS — 2.6%
Chemicals — 1.6%
	Ashland, Inc.	7,853	74,995
	Koppers Holdings, Inc.	100,706	2,157,123
	NewMarket Corp.	31,300	1,047,924
	Solutia, Inc. (a)	178,830	1,216,044
Chemicals Total			4,496,086

6

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Containers & Packaging — 0.7%
	Greif, Inc., Class A	60,240	1,996,956
Containers & Packaging Total			1,996,956
Metals & Mining — 0.3%
	Compass Minerals International, Inc.	13,810	773,222
Metals & Mining Total			773,222
MATERIALS TOTAL			7,266,264
TELECOMMUNICATION SERVICES — 1.3%
Diversified Telecommunication Services — 0.3%
	tw telecom, Inc. (a)	114,920	876,839
Diversified Telecommunication Services Total			876,839
Wireless Telecommunication Services — 1.0%
	Syniverse Holdings, Inc. (a)	280,706	2,742,498
Wireless Telecommunication Services Total			2,742,498
TELECOMMUNICATION SERVICES TOTAL			3,619,337
UTILITIES — 0.8%
Electric Utilities — 0.8%
	ITC Holdings Corp.	55,030	2,311,260
Electric Utilities Total			2,311,260
UTILITIES TOTAL			2,311,260

	Total Common Stocks (cost of $391,104,964)		279,990,335

		Par ($)
Short-Term Obligation — 1.1%
	Repurchase agreement with Fixed Income Clearing Corp., dated 11/28/08, due 12/01/08 at 0.150%, collateralized by a U.S. Treasury Obligation maturing 02/15/20, market value $3,067,290 (repurchase proceeds $3,000,038)	3,000,000	3,000,000

	Total Short-Term Obligation (cost of $3,000,000)		3,000,000

	Total Investments — 100.2% (cost of $394,104,964)(b)(c)		282,990,335

	Other Assets & Liabilities, Net — (0.2)%		(531,449)

	Net Assets — 100.0%		282,458,886

7

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligation maturing within 60 days are valued at amortized cost, which approximates market value.

Options are valued at the last reported sale price, or in the absence of a sale, at the last quoted ask price.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On March 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 – significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2008, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 – Quoted Prices	$279,990,335	$—
	Level 2 – Other Significant Observable Inputs	3,000,000	—
	Level 3 – Significant Unobservable Inputs	—	—
	Total	$282,990,335	$—

8

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $394,104,964.

(c)	Unrealized appreciation and depreciation at November 30, 2008, based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$11,748,262	$(122,862,891)	$(111,114,629)

For the nine months ended November 30, 2008, transactions in written option contracts were as follows:

	Number of contracts	Premium received
Options outstanding at February 29, 2008	—	$—
Options written	843	119,637
Options terminated in closing purchase transactions	(328)	(11,152)
Options exercised	(515)	(108,485)
Options expired	—	—
Options outstanding at November 30, 2008	—	$—

Acronym	Name
ADR	American Depositary Receipt

9

INVESTMENT PORTFOLIO
November 30, 2008 (Unaudited)	Columbia Small Cap Index Fund

		Shares	Value ($)*
Common Stocks — 98.7%
CONSUMER DISCRETIONARY — 12.6%
Auto Components — 0.2%
	Drew Industries, Inc. (a)	55,900	785,954
	Spartan Motors, Inc.	93,300	278,034
	Standard Motor Products, Inc.	34,200	85,158
	Superior Industries International, Inc.	66,200	809,626
Auto Components Total			1,958,772
Automobiles — 0.1%
	Monaco Coach Corp.	85,100	71,484
	Winnebago Industries, Inc.	83,000	488,040
Automobiles Total			559,524
Distributors — 0.5%
	Audiovox Corp., Class A (a)	52,800	306,768
	LKQ Corp. (a)	387,000	4,032,540
Distributors Total			4,339,308
Diversified Consumer Services — 1.0%
	Capella Education Co. (a)	40,400	2,418,344
	Coinstar, Inc. (a)	80,600	1,495,936
	Hillenbrand, Inc.	178,200	2,836,944
	Pre-Paid Legal Services, Inc. (a)	21,900	876,000
	Universal Technical Institute, Inc. (a)	61,600	1,184,568
Diversified Consumer Services Total			8,811,792
Hotels, Restaurants & Leisure — 2.9%
	Buffalo Wild Wings, Inc. (a)	50,900	1,168,664
	California Pizza Kitchen, Inc. (a)	70,000	542,500
	CBRL Group, Inc.	63,200	1,221,656
	CEC Entertainment, Inc. (a)	64,650	1,112,627
	CKE Restaurants, Inc.	149,700	1,077,840
	DineEquity, Inc.	44,000	560,120
	Interval Leisure Group, Inc. (a)	111,400	590,420
	Jack in the Box, Inc. (a)	161,900	2,833,250
	Landry’s Restaurants, Inc.	35,500	411,445
	Marcus Corp.	60,200	775,978
	Monarch Casino & Resort, Inc. (a)	32,700	294,300
	Multimedia Games, Inc. (a)	66,000	151,800
	O’Charleys, Inc.	60,800	128,896
	P.F. Chang’s China Bistro, Inc. (a)	67,900	1,271,767
	Panera Bread Co., Class A (a)	86,900	3,861,836
	Papa John’s International, Inc. (a)	61,800	1,095,096
	Peet’s Coffee & Tea, Inc. (a)	34,100	769,637
	Pinnacle Entertainment, Inc. (a)	171,200	975,840

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Hotels, Restaurants & Leisure — (continued)
Red Robin Gourmet Burgers, Inc. (a)	44,100	537,579
Ruby Tuesday, Inc. (a)	150,700	173,305
Ruth’s Hospitality Group, Inc. (a)	57,800	86,122
Shuffle Master, Inc. (a)	158,550	678,594
Sonic Corp. (a)	172,200	1,455,090
Steak n Shake Co. (a)	81,600	360,672
Texas Roadhouse, Inc., Class A (a)	150,100	839,059
WMS Industries, Inc. (a)	143,150	3,528,647
Hotels, Restaurants & Leisure Total		26,502,740
Household Durables — 0.7%
Bassett Furniture Industries, Inc.	33,200	141,100
Champion Enterprises, Inc. (a)	222,100	162,133
Ethan Allen Interiors, Inc.	81,900	1,131,039
La-Z-Boy, Inc.	148,100	487,249
Libbey, Inc.	42,000	84,000
M/I Homes, Inc.	40,000	421,600
Meritage Homes Corp. (a)	87,600	1,086,240
National Presto Industries, Inc.	13,700	898,857
Russ Berrie & Co., Inc. (a)	48,000	98,400
Skyline Corp.	19,400	447,558
Standard Pacific Corp. (a)	328,600	634,198
Universal Electronics, Inc. (a)	39,700	659,020
Household Durables Total		6,251,394
Internet & Catalog Retail — 0.5%
Blue Nile, Inc. (a)	41,600	992,576
HSN, Inc. (a)	111,400	416,636
NutriSystem, Inc.	84,400	1,182,444
PetMed Express, Inc. (a)	67,700	1,213,861
Stamps.com, Inc. (a)	40,600	359,716
Ticketmaster (a)	111,400	444,486
Internet & Catalog Retail Total		4,609,719
Leisure Equipment & Products — 0.9%
Arctic Cat, Inc.	34,000	205,700
Brunswick Corp.	250,100	677,771
JAKKS Pacific, Inc. (a)	78,300	1,401,570
Nautilus Group, Inc. (a)	65,800	193,452
Polaris Industries, Inc.	92,700	2,530,710
Pool Corp.	136,650	2,354,479
RC2 Corp. (a)	49,100	521,933

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Leisure Equipment & Products — (continued)
	Sturm Ruger & Co., Inc. (a)	55,500	328,005
Leisure Equipment & Products Total			8,213,620
Media — 0.3%
	4Kids Entertainment, Inc. (a)	33,800	101,738
	AH Belo Corp., Class A	50,300	101,606
	Arbitron, Inc.	75,700	1,062,071
	EW Scripps Co., Class A	84,000	246,120
	Live Nation, Inc. (a)	216,300	1,057,707
Media Total			2,569,242
Multiline Retail — 0.2%
	Fred’s, Inc., Class A	114,050	1,311,575
	Tuesday Morning Corp. (a)	85,900	96,208
Multiline Retail Total			1,407,783
Specialty Retail — 3.3%
	Aaron Rents, Inc.	152,150	4,021,324
	Big 5 Sporting Goods Corp.	61,500	233,085
	Brown Shoe Co., Inc.	120,775	681,171
	Buckle, Inc.	66,850	1,260,791
	Cabela’s, Inc. (a)	112,000	700,000
	Cato Corp., Class A	84,400	1,178,224
	Charlotte Russe Holding, Inc. (a)	59,600	298,000
	Children’s Place Retail Stores, Inc. (a)	68,900	1,615,705
	Christopher & Banks Corp.	101,100	340,707
	Dress Barn, Inc. (a)	129,100	1,010,853
	Finish Line, Inc., Class A	156,499	831,010
	Genesco, Inc. (a)	54,700	736,262
	Group 1 Automotive, Inc.	66,400	696,536
	Gymboree Corp. (a)	82,800	2,082,420
	Haverty Furniture Companies, Inc.	52,900	449,121
	Hibbett Sports, Inc. (a)	81,300	1,157,712
	HOT Topic, Inc. (a)	124,900	1,026,678
	Jo-Ann Stores, Inc. (a)	72,450	1,005,606
	Jos. A. Bank Clothiers, Inc. (a)	51,875	1,014,156
	Lithia Motors, Inc., Class A	46,900	124,754
	MarineMax, Inc. (a)	52,600	146,228
	Men’s Wearhouse, Inc.	147,400	1,568,336
	Midas, Inc. (a)	40,000	331,200
	OfficeMax, Inc.	216,700	1,181,015
	Pep Boys-Manny, Moe & Jack, Inc.	126,500	569,250
	Sonic Automotive, Inc., Class A	80,100	257,922

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Specialty Retail — (continued)
	Stage Stores, Inc.	110,475	638,546
	Stein Mart, Inc.	72,500	113,100
	Tractor Supply Co. (a)	91,500	3,511,770
	Tween Brands, Inc. (a)	70,700	271,488
	Zale Corp. (a)	91,000	539,630
	Zumiez, Inc. (a)	57,100	493,344
Specialty Retail Total			30,085,944
Textiles, Apparel & Luxury Goods — 2.0%
	Carter’s, Inc. (a)	160,300	3,031,273
	CROCS, Inc. (a)	236,500	300,355
	Deckers Outdoor Corp. (a)	37,300	2,224,572
	Fossil, Inc. (a)	129,450	1,967,640
	Iconix Brand Group, Inc. (a)	165,000	1,397,550
	K-Swiss, Inc., Class A	76,500	963,900
	Maidenform Brands, Inc. (a)	53,300	493,558
	Movado Group, Inc.	51,300	692,550
	Oxford Industries, Inc.	38,900	233,400
	Perry Ellis International, Inc. (a)	33,700	182,654
	Quiksilver, Inc. (a)	362,500	507,500
	Skechers U.S.A., Inc., Class A (a)	94,900	1,142,596
	True Religion Apparel, Inc. (a)	52,200	657,198
	Unifirst Corp.	40,800	1,130,568
	Volcom, Inc. (a)	45,200	455,616
	Wolverine World Wide, Inc.	139,800	2,693,946
Textiles, Apparel & Luxury Goods Total			18,074,876
CONSUMER DISCRETIONARY TOTAL			113,384,714
CONSUMER STAPLES — 3.6%
Beverages — 0.1%
	Boston Beer Co., Inc., Class A (a)	28,500	914,280
Beverages Total			914,280
Food & Staples Retailing — 1.2%
	Andersons, Inc.	51,700	654,522
	Casey’s General Stores, Inc.	144,900	4,296,285
	Great Atlantic & Pacific Tea Co., Inc. (a)	86,200	448,240
	Nash Finch Co.	36,500	1,637,390
	Spartan Stores, Inc.	63,000	1,494,360
	United Natural Foods, Inc. (a)	122,400	2,204,424
Food & Staples Retailing Total			10,735,221

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Food Products — 1.5%
	Cal-Maine Foods, Inc.	35,900	905,039
	Darling International, Inc. (a)	233,600	1,168,000
	Diamond Foods, Inc.	46,400	1,402,208
	Green Mountain Coffee Roasters, Inc. (a)	49,800	1,809,732
	Hain Celestial Group, Inc. (a)	114,600	1,803,804
	J & J Snack Foods Corp.	40,500	1,204,470
	Lance, Inc.	89,800	1,753,794
	Sanderson Farms, Inc.	49,800	1,552,764
	TreeHouse Foods, Inc. (a)	89,800	2,136,342
Food Products Total			13,736,153
Household Products — 0.3%
	Central Garden & Pet Co., Class A (a)	203,000	848,540
	Spectrum Brands, Inc. (a)	114,500	21,755
	WD-40 Co.	46,900	1,341,340
Household Products Total			2,211,635
Personal Products — 0.4%
	Chattem, Inc. (a)	53,600	3,889,752
	Mannatech, Inc.	44,600	100,350
Personal Products Total			3,990,102
Tobacco — 0.1%
	Alliance One International, Inc. (a)	253,700	786,470
Tobacco Total			786,470
CONSUMER STAPLES TOTAL			32,373,861
ENERGY — 4.6%
Energy Equipment & Services — 2.9%
	Atwood Oceanics, Inc. (a)	159,000	2,877,900
	Basic Energy Services, Inc. (a)	66,100	758,828
	Bristow Group, Inc. (a)	83,000	1,878,290
	CARBO Ceramics, Inc.	58,250	2,790,175
	Dril-Quip, Inc. (a)	87,200	1,716,096
	Gulf Island Fabrication, Inc.	40,800	587,928
	Hornbeck Offshore Services, Inc. (a)	65,700	1,109,016
	ION Geophysical Corp. (a)	245,200	735,600
	Lufkin Industries, Inc.	42,500	2,095,675
	Matrix Service Co. (a)	74,400	568,416
	NATCO Group, Inc., Class A (a)	57,600	1,044,288
	Oil States International, Inc. (a)	142,100	3,043,782
	Pioneer Drilling Co. (a)	142,100	1,043,014
	SEACOR Holdings, Inc. (a)	59,500	3,934,735
	Superior Well Services, Inc. (a)	47,100	482,775

		Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Energy Equipment & Services — (continued)
	Tetra Technologies, Inc. (a)	213,550	1,029,311
Energy Equipment & Services Total			25,695,829
Oil, Gas & Consumable Fuels — 1.7%
	Penn Virginia Corp.	119,400	3,585,582
	Petroleum Development Corp. (a)	42,400	814,080
	Petroquest Energy, Inc. (a)	123,800	867,838
	Southern Union Co.	1	14
	St. Mary Land & Exploration Co.	177,500	3,569,525
	Stone Energy Corp. (a)	98,600	1,638,732
	Swift Energy Co. (a)	88,100	1,882,697
	World Fuel Services Corp.	83,500	3,031,050
Oil, Gas & Consumable Fuels Total			15,389,518
ENERGY TOTAL			41,085,347
FINANCIALS — 19.4%
Capital Markets — 1.6%
	Greenhill & Co., Inc.	49,900	3,398,190
	Investment Technology Group, Inc. (a)	124,400	2,081,212
	LaBranche & Co., Inc. (a)	153,900	754,110
	optionsXpress Holdings, Inc.	121,700	1,714,753
	Piper Jaffray Companies, Inc. (a)	45,000	1,705,050
	Stifel Financial Corp. (a)	71,600	3,079,516
	SWS Group, Inc.	78,350	1,145,477
	TradeStation Group, Inc. (a)	91,800	644,436
Capital Markets Total			14,522,744
Commercial Banks — 7.9%
	Boston Private Financial Holdings, Inc.	182,000	1,257,620
	Cascade Bancorp	80,100	544,680
	Central Pacific Financial Corp.	82,000	1,049,600
	Columbia Banking System, Inc.	51,800	520,590
	Community Bank System, Inc.	91,700	2,114,602
	East West Bancorp, Inc.	181,200	2,681,760
	First Bancorp Puerto Rico	216,500	2,368,510
	First Commonwealth Financial Corp.	209,200	2,512,492
	First Financial Bancorp	90,900	1,136,250
	First Financial Bankshares, Inc.	59,400	3,103,650
	First Midwest Bancorp, Inc.	138,700	2,553,467
	Frontier Financial Corp.	134,200	383,812
	Glacier Bancorp, Inc.	169,807	3,019,169
	Hancock Holding Co.	67,200	2,896,992

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Commercial Banks — (continued)
	Hanmi Financial Corp.	106,100	249,335
	Home Bancshares Inc./Conway AR	37,900	1,001,318
	Independent Bank Corp.	54,520	136,300
	Irwin Financial Corp.	54,200	102,438
	Nara Bancorp, Inc.	63,600	690,696
	National Penn Bancshares, Inc.	227,400	3,497,412
	Old National Bancorp/IN	188,900	3,245,302
	PrivateBancorp, Inc.	78,000	2,430,480
	Prosperity Bancshares, Inc.	117,000	3,862,170
	Provident Bankshares Corp.	94,700	892,074
	Signature Bank (a)	98,400	2,932,320
	South Financial Group, Inc.	207,900	898,128
	Sterling Bancorp NY	51,300	667,413
	Sterling Bancshares, Inc.	208,850	1,399,295
	Sterling Financial Corp.	148,625	790,685
	Susquehanna Bancshares, Inc.	245,600	3,752,768
	UCBH Holdings, Inc.	315,300	1,462,992
	UMB Financial Corp.	84,100	4,020,821
	Umpqua Holdings Corp.	171,500	2,270,660
	United Bankshares, Inc.	107,500	3,574,375
	United Community Banks, Inc.	115,180	1,518,072
	Whitney Holding Corp.	192,100	3,367,513
	Wilshire Bancorp, Inc.	55,400	380,044
	Wintrust Financial Corp.	67,500	1,392,525
Commercial Banks Total			70,678,330
Consumer Finance — 0.5%
	Cash America International, Inc.	83,000	2,241,830
	First Cash Financial Services, Inc. (a)	73,400	1,131,828
	Rewards Network, Inc. (a)	77,000	238,700
	World Acceptance Corp. (a)	46,700	913,919
Consumer Finance Total			4,526,277
Diversified Financial Services — 0.3%
	Financial Federal Corp.	72,800	1,399,216
	Portfolio Recovery Associates, Inc. (a)	43,800	1,478,688
Diversified Financial Services Total			2,877,904
Insurance — 2.9%
	Delphi Financial Group, Inc., Class A	117,750	1,424,775
	Infinity Property & Casualty Corp.	40,900	1,876,901
	National Financial Partners Corp.	113,300	180,147
	Navigators Group, Inc. (a)	37,900	2,057,970

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Insurance — (continued)
	Presidential Life Corp.	61,600	662,816
	ProAssurance Corp. (a)	95,600	5,218,804
	RLI Corp.	50,600	2,950,992
	Safety Insurance Group, Inc.	46,500	1,631,220
	Selective Insurance Group, Inc.	150,400	3,453,184
	Stewart Information Services Corp.	51,800	606,060
	Tower Group, Inc.	57,900	1,320,699
	United Fire & Casualty Co.	64,200	1,373,238
	Zenith National Insurance Corp.	106,300	3,506,837
Insurance Total			26,263,643
Real Estate Investment Trusts (REITs) — 5.2%
	Acadia Realty Trust	92,300	1,290,354
	BioMed Realty Trust, Inc.	226,100	2,107,252
	Cedar Shopping Centers, Inc.	127,000	596,900
	Colonial Properties Trust	136,700	775,089
	DiamondRock Hospitality Co.	263,100	978,732
	EastGroup Properties, Inc.	71,500	2,304,445
	Entertainment Properties Trust	93,800	2,300,914
	Extra Space Storage, Inc.	233,900	2,070,015
	Home Properties, Inc.	91,100	3,552,900
	Inland Real Estate Corp.	164,200	1,834,114
	Kilroy Realty Corp.	93,200	2,839,804
	Kite Realty Group Trust	96,800	378,488
	LaSalle Hotel Properties	115,500	1,018,710
	Lexington Realty Trust	188,900	916,165
	LTC Properties, Inc.	65,900	1,283,732
	Medical Properties Trust, Inc.	189,400	1,179,962
	Mid-America Apartment Communities, Inc.	78,500	2,906,855
	National Retail Properties, Inc.	223,700	2,999,817
	Parkway Properties, Inc.	43,600	596,012
	Pennsylvania Real Estate Investment Trust	113,600	511,200
	Post Properties, Inc.	126,000	1,975,680
	PS Business Parks, Inc.	42,600	2,030,316
	Senior Housing Properties Trust	326,800	4,552,324
	Sovran Self Storage, Inc.	62,700	1,702,932
	Tanger Factory Outlet Centers, Inc.	90,300	3,308,592
	Urstadt Biddle Properties, Inc., Class A	60,800	956,992
Real Estate Investment Trusts (REITs) Total			46,968,296

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Real Estate Management & Development — 0.1%
	Forestar Real Estate Group, Inc. (a)	101,800	471,334
Real Estate Management & Development Total			471,334
Thrifts & Mortgage Finance — 0.9%
	Anchor BanCorp Wisconsin, Inc.	51,500	150,895
	Bank Mutual Corp.	137,600	1,410,400
	BankAtlantic Bancorp, Inc., Class A	23,440	64,460
	Brookline Bancorp, Inc.	166,600	1,880,914
	Corus Bankshares, Inc.	88,944	105,843
	Dime Community Bancshares	75,100	1,013,099
	FirstFed Financial Corp. (a)	33,800	127,426
	Flagstar BanCorp, Inc.	167,000	118,570
	Guaranty Financial Group, Inc. (a)	310,600	838,620
	TrustCo Bank Corp. NY	216,500	2,292,735
Thrifts & Mortgage Finance Total			8,002,962
FINANCIALS TOTAL			174,311,490
HEALTH CARE — 13.8%
Biotechnology — 1.2%
	ArQule, Inc. (a)	80,400	272,556
	Cubist Pharmaceuticals, Inc. (a)	161,500	3,966,440
	Martek Biosciences Corp. (a)	94,500	2,641,275
	Regeneron Pharmaceuticals, Inc. (a)	178,700	2,762,702
	Savient Pharmaceuticals, Inc. (a)	134,900	499,130
Biotechnology Total			10,142,103
Health Care Equipment & Supplies — 4.6%
	Abaxis, Inc. (a)	62,200	824,772
	American Medical Systems Holdings, Inc. (a)	208,600	1,835,680
	Analogic Corp.	38,300	1,495,998
	ArthroCare Corp. (a)	76,000	994,080
	BioLase Technology, Inc. (a)	69,200	69,200
	CONMED Corp. (a)	82,100	1,930,171
	Cooper Companies, Inc.	128,400	1,720,560
	CryoLife, Inc. (a)	79,900	727,090
	Cyberonics, Inc. (a)	66,300	910,299
	Datascope Corp.	38,000	1,983,980
	Greatbatch, Inc. (a)	65,300	1,650,131
	Haemonetics Corp. (a)	72,500	4,146,275
	ICU Medical, Inc. (a)	35,900	1,085,975
	Immucor, Inc. (a)	200,387	4,863,392
	Integra LifeSciences Holdings Corp. (a)	55,600	1,750,844
	Invacare Corp.	91,500	1,352,370

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Health Care Equipment & Supplies — (continued)
	Kensey Nash Corp. (a)	33,200	613,536
	Mentor Corp.	96,400	1,556,860
	Meridian Bioscience, Inc.	114,800	2,735,684
	Merit Medical Systems, Inc. (a)	79,600	1,154,996
	Natus Medical, Inc. (a)	79,300	1,007,903
	Osteotech, Inc. (a)	50,800	99,568
	Palomar Medical Technologies, Inc. (a)	51,500	466,075
	SurModics, Inc. (a)	43,300	984,642
	Symmetry Medical, Inc. (a)	102,200	915,712
	Theragenics Corp. (a)	94,900	138,554
	West Pharmaceutical Services, Inc.	92,800	3,294,400
	Zoll Medical Corp. (a)	60,000	1,068,600
Health Care Equipment & Supplies Total			41,377,347
Health Care Providers & Services — 5.8%
	Air Methods Corp. (a)	30,700	486,595
	Amedisys, Inc. (a)	76,499	2,975,046
	AMERIGROUP Corp. (a)	151,350	3,717,156
	AMN Healthcare Services, Inc. (a)	96,300	858,996
	AmSurg Corp. (a)	90,300	1,799,679
	Catalyst Health Solutions, Inc. (a)	108,600	2,443,500
	Centene Corp. (a)	123,400	2,282,900
	Chemed Corp.	65,400	2,665,704
	Corvel Corp. (a)	23,200	512,720
	Cross Country Healthcare, Inc. (a)	87,500	762,125
	Gentiva Health Services, Inc. (a)	81,700	2,061,291
	Healthspring, Inc. (a)	141,900	2,070,321
	Healthways, Inc. (a)	95,900	775,831
	HMS Holdings Corp. (a)	71,500	2,109,250
	inVentiv Health, Inc. (a)	94,800	1,140,444
	Landauer, Inc.	26,600	1,527,372
	LCA-Vision, Inc.	52,900	209,484
	LHC Group, Inc. (a)	42,300	1,411,974
	Magellan Health Services, Inc. (a)	116,000	3,810,600
	Medcath Corp. (a)	55,900	412,542
	Molina Healthcare, Inc. (a)	40,800	966,552
	MWI Veterinary Supply, Inc. (a)	34,400	858,280
	Odyssey Healthcare, Inc. (a)	93,650	765,121
	Owens & Minor, Inc.	118,000	4,900,540
	Pediatrix Medical Group, Inc. (a)	130,200	4,051,824

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Health Care Providers & Services — (continued)
	PharMerica Corp. (a)	86,900	1,444,278
	PSS World Medical, Inc. (a)	177,600	3,088,464
	RehabCare Group, Inc. (a)	51,500	749,325
	Res-Care, Inc. (a)	73,000	952,650
Health Care Providers & Services Total			51,810,564
Health Care Technology — 0.5%
	Eclipsys Corp. (a)	155,200	2,036,224
	Omnicell, Inc. (a)	88,700	1,005,858
	Phase Forward, Inc. (a)	122,200	1,694,914
Health Care Technology Total			4,736,996
Life Sciences Tools & Services — 0.6%
	Cambrex Corp. (a)	83,200	289,536
	Dionex Corp. (a)	51,700	2,651,693
	Enzo Biochem, Inc. (a)	92,420	470,418
	Kendle International, Inc. (a)	37,800	773,766
	PAREXEL International Corp. (a)	157,500	1,310,400
	PharmaNet Development Group, Inc. (a)	55,600	67,276
Life Sciences Tools & Services Total			5,563,089
Pharmaceuticals — 1.1%
	Alpharma, Inc., Class A (a)	119,200	4,303,120
	Noven Pharmaceuticals, Inc. (a)	71,100	814,095
	Par Pharmaceutical Companies, Inc. (a)	98,500	1,148,510
	Salix Pharmaceuticals Ltd. (a)	137,100	1,110,510
	Viropharma, Inc. (a)	220,500	2,491,650
Pharmaceuticals Total			9,867,885
HEALTH CARE TOTAL			123,497,984
INDUSTRIALS — 19.1%
Aerospace & Defense — 3.1%
	AAR Corp. (a)	110,600	1,873,564
	Applied Signal Technology, Inc.	36,400	571,116
	Axsys Technologies, Inc. (a)	26,200	1,829,022
	Ceradyne, Inc. (a)	75,000	1,969,500
	Cubic Corp.	44,200	1,168,648
	Curtiss-Wright Corp.	128,200	4,281,880
	Esterline Technologies Corp. (a)	84,600	3,122,586
	GenCorp, Inc. (a)	138,800	396,968
	Moog, Inc., Class A (a)	121,875	3,921,937
	Orbital Sciences Corp. (a)	167,400	2,879,280
	Teledyne Technologies, Inc. (a)	101,900	4,139,178

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Aerospace & Defense — (continued)
	Triumph Group, Inc.	46,800	1,600,560
Aerospace & Defense Total			27,754,239
Air Freight & Logistics — 0.5%
	Forward Air Corp.	82,550	1,908,556
	HUB Group, Inc., Class A (a)	107,500	2,870,250
Air Freight & Logistics Total			4,778,806
Airlines — 0.3%
	Skywest, Inc.	162,800	2,474,560
Airlines Total			2,474,560
Building Products — 1.3%
	Apogee Enterprises, Inc.	82,200	641,160
	Gibraltar Industries, Inc.	76,900	992,010
	Griffon Corp. (a)	117,500	940,000
	Lennox International, Inc.	133,800	3,698,232
	NCI Building Systems, Inc. (a)	56,300	856,886
	Quanex Building Products Corp.	107,500	995,450
	Simpson Manufacturing Co., Inc.	106,800	2,776,800
	Universal Forest Products, Inc.	47,700	1,003,131
Building Products Total			11,903,669
Commercial Services & Supplies — 3.1%
	ABM Industries, Inc.	126,100	2,127,307
	ATC Technology Corp. (a)	60,000	1,037,400
	Bowne & Co., Inc.	77,000	274,120
	Consolidated Graphics, Inc. (a)	30,000	431,100
	G&K Services, Inc., Class A	54,000	1,263,600
	Geo Group, Inc. (a)	145,900	2,815,870
	Healthcare Services Group, Inc.	122,600	1,949,340
	Interface, Inc., Class A	161,000	891,940
	Mobile Mini, Inc. (a)	99,500	1,292,505
	Standard Register Co.	36,100	202,521
	Sykes Enterprises, Inc. (a)	95,300	1,767,815
	Tetra Tech, Inc. (a)	169,700	3,400,788
	United Stationers, Inc. (a)	66,800	2,124,908
	Viad Corp.	59,900	1,599,929
	Waste Connections, Inc. (a)	221,325	6,248,005
Commercial Services & Supplies Total			27,427,148

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Construction & Engineering — 0.5%
	EMCOR Group, Inc. (a)	186,500	2,941,105
	Insituform Technologies, Inc., Class A (a)	79,800	1,293,558
Construction & Engineering Total			4,234,663
Electrical Equipment — 2.4%
	A.O. Smith Corp.	64,400	2,108,456
	Acuity Brands, Inc.	116,100	3,130,056
	Baldor Electric Co.	131,900	2,173,712
	Belden, Inc.	132,550	2,309,021
	Brady Corp., Class A	153,700	3,173,905
	C&D Technologies, Inc. (a)	73,400	104,962
	II-VI, Inc. (a)	70,000	1,408,400
	MagneTek, Inc. (a)	87,400	187,036
	Regal-Beloit Corp.	92,000	3,094,880
	Vicor Corp.	55,900	323,661
	Woodward Governor Co.	155,700	3,307,068
Electrical Equipment Total			21,321,157
Industrial Conglomerates — 0.2%
	Standex International Corp.	35,700	752,556
	Tredegar Corp.	54,800	861,456
Industrial Conglomerates Total			1,614,012
Machinery — 3.9%
	Albany International Corp., Class A	75,800	1,165,804
	Astec Industries, Inc. (a)	56,200	1,700,050
	Barnes Group, Inc.	124,300	1,664,377
	Briggs & Stratton Corp.	142,200	2,002,176
	Cascade Corp.	24,200	653,884
	CLARCOR, Inc.	144,900	4,652,739
	EnPro Industries, Inc. (a)	57,100	1,066,057
	Gardner Denver, Inc. (a)	151,900	3,759,525
	John Bean Technologies Corp.	78,700	687,051
	Kaydon Corp.	97,800	3,017,130
	Lindsay Corp.	34,700	1,350,177
	Lydall, Inc. (a)	47,500	250,800
	Mueller Industries, Inc.	106,000	2,469,800
	Robbins & Myers, Inc.	98,800	2,223,000
	Toro Co.	101,400	2,883,816
	Valmont Industries, Inc.	50,000	2,765,000
	Wabash National Corp.	87,700	432,361
	Watts Water Technologies, Inc., Class A	83,300	1,874,250
Machinery Total			34,617,997

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Marine — 0.4%
	Kirby Corp. (a)	154,200	3,921,306
Marine Total			3,921,306
Professional Services — 1.1%
	Administaff, Inc.	64,700	1,105,076
	CDI Corp.	36,700	375,441
	Heidrick & Struggles International, Inc.	47,000	972,900
	On Assignment, Inc. (a)	101,200	581,900
	School Specialty, Inc. (a)	45,600	730,512
	Spherion Corp. (a)	150,700	339,075
	TrueBlue, Inc. (a)	123,900	918,099
	Volt Information Sciences, Inc. (a)	36,400	221,312
	Watson Wyatt Worldwide, Inc., Class A	123,500	4,979,520
Professional Services Total			10,223,835
Road & Rail — 1.5%
	Arkansas Best Corp.	72,200	1,916,910
	Heartland Express, Inc.	159,168	2,457,554
	Knight Transportation, Inc.	166,300	2,620,888
	Landstar System, Inc.	151,100	4,856,354
	Old Dominion Freight Line, Inc. (a)	78,750	1,874,250
Road & Rail Total			13,725,956
Trading Companies & Distributors — 0.8%
	Applied Industrial Technologies, Inc.	103,925	1,980,811
	Kaman Corp.	72,500	1,708,100
	Lawson Products, Inc.	11,900	271,677
	Watsco, Inc.	80,900	3,182,606
Trading Companies & Distributors Total			7,143,194
INDUSTRIALS TOTAL			171,140,542
INFORMATION TECHNOLOGY — 15.7%
Communications Equipment — 2.1%
	Arris Group, Inc. (a)	350,400	2,519,376
	Bel Fuse, Inc., Class B	33,700	656,813
	Black Box Corp.	50,000	1,224,000
	Blue Coat Systems, Inc. (a)	111,200	988,568
	Comtech Telecommunications Corp. (a)	69,200	3,282,156
	Digi International, Inc. (a)	73,200	674,904
	EMS Technologies, Inc. (a)	44,700	1,082,187
	Harmonic, Inc. (a)	270,500	1,393,075
	NETGEAR, Inc. (a)	101,100	1,223,310

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Communications Equipment — (continued)
Network Equipment Technologies, Inc. (a)	82,400	281,808
PC-Tel, Inc.	54,800	330,992
Symmetricom, Inc. (a)	128,300	536,294
Tekelec (a)	187,900	2,301,775
Tollgrade Communications, Inc. (a)	37,900	183,815
ViaSat, Inc. (a)	77,200	1,654,396
Communications Equipment Total		18,333,469
Computers & Peripherals — 0.6%
Adaptec, Inc. (a)	343,800	966,078
Avid Technology, Inc. (a)	86,775	1,086,423
Hutchinson Technology, Inc. (a)	65,500	183,400
Intevac, Inc. (a)	62,200	307,268
Novatel Wireless, Inc. (a)	90,500	346,615
Stratasys, Inc. (a)	60,000	669,600
Synaptics, Inc. (a)	96,200	2,113,514
Computers & Peripherals Total		5,672,898
Electronic Equipment & Instruments — 3.1%
Agilysys, Inc.	65,000	246,350
Anixter International, Inc. (a)	85,200	2,334,480
Benchmark Electronics, Inc. (a)	189,825	2,406,981
Brightpoint, Inc. (a)	146,740	604,569
Checkpoint Systems, Inc. (a)	110,200	1,273,912
Cognex Corp.	112,900	1,538,827
CTS Corp.	96,200	531,986
Daktronics, Inc.	97,000	883,670
Electro Scientific Industries, Inc. (a)	77,100	525,051
FARO Technologies, Inc. (a)	47,600	684,964
Gerber Scientific, Inc. (a)	68,100	163,440
Insight Enterprises, Inc. (a)	130,000	529,100
Itron, Inc. (a)	97,900	4,638,502
Keithley Instruments, Inc.	39,100	87,193
Littelfuse, Inc. (a)	61,900	930,976
LoJack Corp. (a)	49,500	195,525
Mercury Computer Systems, Inc. (a)	64,900	177,826
Methode Electronics, Inc., Class A	108,700	919,602
MTS Systems Corp.	48,400	1,258,884
Newport Corp. (a)	103,000	598,430
Park Electrochemical Corp.	58,400	1,038,352
Plexus Corp. (a)	112,000	1,868,160
RadiSys Corp. (a)	64,500	387,000

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Electronic Equipment & Instruments — (continued)
Rogers Corp. (a)	51,300	1,446,660
ScanSource, Inc. (a)	75,200	1,279,152
SYNNEX Corp. (a)	53,000	554,380
Technitrol, Inc.	117,000	409,500
TTM Technologies, Inc. (a)	122,200	624,442
Electronic Equipment & Instruments Total		28,137,914
Internet Software & Services — 1.3%
Bankrate, Inc. (a)	39,600	1,087,812
DealerTrack Holdings, Inc. (a)	116,300	1,378,155
InfoSpace, Inc.	98,600	770,066
Interwoven, Inc. (a)	131,600	1,712,116
j2 Global Communications, Inc. (a)	125,000	2,440,000
Knot, Inc. (a)	81,600	613,632
Perficient, Inc. (a)	91,800	279,990
United Online, Inc.	231,900	1,537,497
Websense, Inc. (a)	128,600	2,079,462
Internet Software & Services Total		11,898,730
IT Services — 1.6%
CACI International, Inc., Class A (a)	86,400	3,837,024
CIBER, Inc. (a)	152,200	652,938
CSG Systems International, Inc. (a)	99,700	1,678,948
Cybersource Corp. (a)	198,299	1,840,215
Gevity HR, Inc.	67,600	107,484
Heartland Payment Systems, Inc.	69,600	1,195,728
InIntegral Systems, Inc./MD (a)	48,800	1,171,200
MAXIMUS, Inc.	53,200	1,670,480
SI International, Inc. (a)	37,900	1,157,466
Startek, Inc. (a)	32,900	75,670
Wright Express Corp. (a)	110,800	1,260,904
IT Services Total		14,648,057
Semiconductors & Semiconductor Equipment — 3.8%
Actel Corp. (a)	73,500	680,610
Advanced Energy Industries, Inc. (a)	93,000	723,540
ATMI, Inc. (a)	89,200	1,063,264
Axcelis Technologies, Inc. (a)	294,100	173,519
Brooks Automation, Inc. (a)	181,530	700,706
Cabot Microelectronics Corp. (a)	66,400	1,644,728
Cohu, Inc.	66,300	742,560

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Semiconductors & Semiconductor Equipment — (continued)
Cymer, Inc. (a)	84,600	1,987,254
Cypress Semiconductor Corp. (a)	432,700	1,613,971
Diodes, Inc. (a)	92,149	430,336
DSP Group, Inc. (a)	79,200	453,024
Exar Corp. (a)	121,900	821,606
FEI Co. (a)	104,900	2,131,568
Hittite Microwave Corp. (a)	54,800	1,601,256
Kopin Corp. (a)	193,300	405,930
Kulicke & Soffa Industries, Inc. (a)	153,100	215,871
Micrel, Inc.	140,800	1,041,920
Microsemi Corp. (a)	226,300	4,410,587
MKS Instruments, Inc. (a)	140,400	2,009,124
Pericom Semiconductor Corp. (a)	72,300	391,143
Rudolph Technologies, Inc. (a)	87,400	288,420
Skyworks Solutions, Inc. (a)	470,800	2,537,612
Standard Microsystems Corp. (a)	63,500	967,740
Supertex, Inc. (a)	36,700	765,195
TriQuint Semiconductor, Inc. (a)	413,100	1,065,798
Ultratech, Inc. (a)	67,000	840,850
Varian Semiconductor Equipment Associates, Inc. (a)	207,325	3,814,780
Veeco Instruments, Inc. (a)	91,800	544,374
Semiconductors & Semiconductor Equipment Total		34,067,286
Software — 3.2%
Blackbaud, Inc.	124,400	1,555,000
Catapult Communications Corp. (a)	24,600	133,086
Concur Technologies, Inc. (a)	122,600	3,365,370
Epicor Software Corp. (a)	170,000	697,000
EPIQ Systems, Inc. (a)	101,400	1,646,736
Informatica Corp. (a)	254,100	3,526,908
JDA Software Group, Inc. (a)	77,700	1,024,086
Manhattan Associates, Inc. (a)	70,000	1,074,500
Micros Systems, Inc. (a)	230,300	3,834,495
Phoenix Technologies Ltd. (a)	80,000	267,200
Progress Software Corp. (a)	117,500	2,500,400
Quality Systems, Inc.	50,700	1,524,549
Radiant Systems, Inc. (a)	78,600	385,140
Smith Micro Software, Inc. (a)	79,400	405,734
Sonic Solutions (a)	75,800	97,024
SPSS, Inc. (a)	51,700	1,263,548

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Software — (continued)
	Take-Two Interactive Software, Inc.(a)	221,550	2,691,832
	Taleo Corp., Class A (a)	87,400	564,604
	THQ, Inc. (a)	190,550	903,207
	Tyler Technologies, Inc. (a)	84,000	1,060,920
Software Total			28,521,339
INFORMATION TECHNOLOGY TOTAL			141,279,693
MATERIALS — 3.8%
Chemicals — 1.7%
	A. Schulman, Inc.	75,500	1,024,535
	Arch Chemicals, Inc.	71,000	2,050,480
	Balchem Corp.	51,900	1,350,957
	Calgon Carbon Corp. (a)	154,200	1,969,134
	Georgia Gulf Corp.	85,600	179,760
	H.B. Fuller Co.	138,200	2,451,668
	Material Sciences Corp. (a)	33,800	50,700
	NewMarket Corp.	35,800	1,198,584
	OM Group, Inc. (a)	87,000	1,716,510
	Penford Corp.	32,100	361,767
	PolyOne Corp. (a)	266,300	753,629
	Quaker Chemical Corp.	30,300	388,143
	Stepan Co.	20,300	933,394
	Zep, Inc.	59,750	1,082,072
Chemicals Total			15,511,333
Construction Materials — 0.6%
	Eagle Materials, Inc.	124,300	2,610,300
	Headwaters, Inc. (a)	119,900	681,032
	Texas Industries, Inc.	78,600	2,425,596
Construction Materials Total			5,716,928
Containers & Packaging — 0.5%
	Myers Industries, Inc.	80,400	488,832
	Rock-Tenn Co., Class A	109,000	3,680,930
Containers & Packaging Total			4,169,762
Metals & Mining — 0.5%
	A.M. Castle & Co.	47,600	432,208
	AMCOL International Corp.	64,200	1,292,988
	Brush Engineered Materials, Inc. (a)	58,200	673,956
	Century Aluminum Co. (a)	105,000	855,750
	Olympic Steel, Inc.	25,700	449,750

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Metals & Mining — (continued)
	RTI International Metals, Inc. (a)	65,600	788,512
Metals & Mining Total			4,493,164
Paper & Forest Products — 0.5%
	Buckeye Technologies, Inc. (a)	111,800	504,218
	Deltic Timber Corp.	30,200	1,447,184
	Neenah Paper, Inc.	41,700	341,106
	Schweitzer-Mauduit International, Inc.	44,700	824,268
	Wausau-Mosinee Paper Corp.	139,300	1,433,397
Paper & Forest Products Total			4,550,173
MATERIALS TOTAL			34,441,360
OTHER — 0.0%
Other — 0.0%
	CSF Holdings, Inc. Escrow (a)(b)	2,062	—
Other Total			—
OTHER TOTAL			—
TELECOMMUNICATION SERVICES — 0.2%
Diversified Telecommunication Services — 0.2%
	Fairpoint Communications, Inc.	254,100	889,350
	General Communication, Inc., Class A (a)	126,100	987,363
Diversified Telecommunication Services Total			1,876,713
TELECOMMUNICATION SERVICES TOTAL			1,876,713
UTILITIES — 5.9%
Electric Utilities — 1.6%
	ALLETE, Inc.	74,300	2,542,546
	Central Vermont Public Service Corp.	32,900	621,481
	Cleco Corp.	171,300	4,037,541
	El Paso Electric Co. (a)	128,000	2,306,560
	UIL Holdings Corp.	72,033	2,145,863
	Unisource Energy Corp.	101,300	2,843,491
Electric Utilities Total			14,497,482
Gas Utilities — 3.6%
	Atmos Energy Corp.	258,700	6,449,391
	Laclede Group, Inc.	62,700	3,303,036
	New Jersey Resources Corp.	119,950	4,817,192
	Northwest Natural Gas Co.	75,500	3,771,225
	Piedmont Natural Gas Co.	209,200	7,029,120
	South Jersey Industries, Inc.	84,900	3,311,100
	Southwest Gas Corp.	124,300	3,219,370
Gas Utilities Total			31,900,434

		Shares	Value ($)
Common Stocks — (continued)
UTILITIES — (continued)
Multi-Utilities — 0.5%
	Avista Corp.	152,700	2,698,209
	CH Energy Group, Inc.	45,100	1,972,674
Multi-Utilities Total			4,670,883
Water Utilities — 0.2%
	American States Water Co.	49,300	1,726,979
Water Utilities Total			1,726,979
UTILITIES TOTAL			52,795,778

	Total Common Stocks (cost of $1,135,672,568)		886,187,482

	Total Investments — 98.7% (cost of $1,135,672,568)(c)(d)		886,187,482

	Other Assets & Liabilities, Net — 1.3%		11,991,116

	Net Assets — 100.0%		898,178,598

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On March 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2008, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
	Level 1 – Quoted Prices	$886,187,482	$538,879
	Level 2 – Other Significant Observable Inputs	—	—
	Level 3 – Significant Unobservable Inputs	—	—
	Total	$886,187,482	$538,879

*Other financial instruments consist of futures contracts which are not included in the investment portfolio.

The following table reconciles asset balances for the nine month period ending November 30, 2008 in which significant unobservable inputs (Level 3) were used in determining value:

		Investments in	Other Financial
		Securities	Instruments
	Balance as of February 29, 2008	$1,464	$—
	Accretion of discounts/Amortization of premiums	—	—
	Realized gain (loss)	—	—
	Change in unrealized depreciation	(1,464)	—
	Net purchases (sales)	—	—
	Transfers in and or out of Level 3	—	—
	Balance as of November 30, 2008	$—	$—

(a)	Non-income producing security.

(b)	Security has no value.

(c)	Cost for federal income tax purposes is $1,135,672,568.

(d)	Unrealized appreciation and depreciation at November 30, 2008, based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$159,399,603	$(408,884,689)	$(249,485,086)

At November 30, 2008, the Fund held the following open long futures contracts:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Appreciation
Russell 2000 Mini Index	218	$10,304,860	$9,765,981	Dec-2008	$538,879

On November 30, 2008, cash of $1,650,000 was pledged as collateral for open futures contracts and was being held at the broker of the futures contracts.

INVESTMENT PORTFOLIO
November 30, 2008 (Unaudited)	Columbia Small Cap Value Fund II

		Shares	Value ($)*
Common Stocks — 96.2%
CONSUMER DISCRETIONARY — 8.5%
Diversified Consumer Services — 0.7%
	Stewart Enterprises, Inc., Class A	2,030,000	6,475,700
Diversified Consumer Services Total			6,475,700
Hotels, Restaurants & Leisure — 1.5%
	Bally Technologies, Inc. (a)	290,000	5,356,300
	Papa John’s International, Inc. (a)	550,000	9,746,000
Hotels, Restaurants & Leisure Total			15,102,300
Household Durables — 2.2%
	Helen of Troy Ltd. (a)	680,000	10,648,800
	Tupperware Brands Corp.	560,000	11,015,200
Household Durables Total			21,664,000
Leisure Equipment & Products — 0.8%
	Callaway Golf Co.	800,000	8,056,000
Leisure Equipment & Products Total			8,056,000
Media — 0.9%
	World Wrestling Entertainment, Inc.	778,000	9,048,140
Media Total			9,048,140
Specialty Retail — 1.9%
	Brown Shoe Co., Inc.	840,000	4,737,600
	HOT Topic, Inc. (a)	1,230,000	10,110,600
	Pier 1 Imports, Inc. (a)	2,350,000	2,091,500
	Sonic Automotive, Inc., Class A	430,000	1,384,600
Specialty Retail Total			18,324,300
Textiles, Apparel & Luxury Goods — 0.5%
	Warnaco Group, Inc. (a)	298,000	5,334,200
Textiles, Apparel & Luxury Goods Total			5,334,200
CONSUMER DISCRETIONARY TOTAL			84,004,640
CONSUMER STAPLES — 5.4%
Food & Staples Retailing — 1.8%
	Great Atlantic & Pacific Tea Co., Inc. (a)	1,150,000	5,980,000
	Winn-Dixie Stores, Inc. (a)	780,000	11,661,000
Food & Staples Retailing Total			17,641,000
Food Products — 1.3%
	Corn Products International, Inc.	212,600	5,825,240
	Sanderson Farms, Inc.	225,000	7,015,500
Food Products Total			12,840,740

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Personal Products — 1.3%
	Inter Parfums, Inc.	780,000	5,740,800
	Nu Skin Enterprises, Inc., Class A	710,000	7,639,600
Personal Products Total			13,380,400
Tobacco — 1.0%
	Universal Corp.	295,000	9,431,150
Tobacco Total			9,431,150
CONSUMER STAPLES TOTAL			53,293,290
ENERGY — 3.4%
Energy Equipment & Services — 1.1%
	Complete Production Services, Inc. (a)	525,000	4,299,750
	Oil States International, Inc. (a)	300,000	6,426,000
Energy Equipment & Services Total			10,725,750
Oil, Gas & Consumable Fuels — 2.3%
	Arlington Tankers Ltd.	735,000	7,033,950
	Nordic American Tanker Shipping	270,000	7,892,100
	Stone Energy Corp. (a)	189,000	3,141,180
	Swift Energy Co. (a)	247,000	5,278,390
Oil, Gas & Consumable Fuels Total			23,345,620
ENERGY TOTAL			34,071,370
FINANCIALS — 32.2%
Capital Markets — 2.0%
	Apollo Investment Corp.	864,300	7,337,907
	Knight Capital Group, Inc., Class A (a)	780,000	12,909,000
Capital Markets Total			20,246,907
Commercial Banks — 14.4%
	Bancorpsouth, Inc.	548,431	12,197,106
	Community Bank System, Inc.	590,370	13,613,932
	East West Bancorp, Inc.	767,000	11,351,600
	First Horizon National Corp.	1,020,000	10,903,800
	First Midwest Bancorp, Inc.	542,300	9,983,743
	Fulton Financial Corp.	1,220,000	13,566,400
	Independent Bank Corp.	516,400	12,233,516
	Pacific Capital Bancorp	530,000	8,374,000
	Prosperity Bancshares, Inc.	339,900	11,220,099
	Susquehanna Bancshares, Inc.	683,900	10,449,992
	SVB Financial Group (a)	224,000	8,971,200
	Texas Capital Bancshares, Inc. (a)	635,416	10,198,427
	Umpqua Holdings Corp.	721,700	9,555,308
Commercial Banks Total			142,619,123

2

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Insurance — 6.5%
	AMBAC Financial Group, Inc.	865,000	1,211,000
	Argo Group International Holdings Ltd. (a)	456,300	14,437,332
	Arthur J. Gallagher & Co.	485,000	12,028,000
	Aspen Insurance Holdings Ltd.	411,000	7,574,730
	Delphi Financial Group, Inc., Class A	291,900	3,531,990
	National Financial Partners Corp.	735,000	1,168,650
	NYMAGIC, Inc.	160,000	2,510,400
	Platinum Underwriters Holdings Ltd.	435,000	13,367,550
	Zenith National Insurance Corp.	260,000	8,577,400
Insurance Total			64,407,052
Real Estate Investment Trusts (REITs) — 6.9%
	Alexandria Real Estate Equities, Inc.	170,000	7,527,600
	Capstead Mortgage Corp.	775,145	8,131,271
	Digital Realty Trust, Inc.	250,000	6,840,000
	LTC Properties, Inc.	486,815	9,483,156
	Mid-America Apartment Communities, Inc.	325,000	12,034,750
	OMEGA Healthcare Investors, Inc.	750,000	9,930,000
	Tanger Factory Outlet Centers, Inc.	380,000	13,923,200
Real Estate Investment Trusts (REITs) Total			67,869,977
Thrifts & Mortgage Finance — 2.4%
	Brookline Bancorp, Inc.	745,000	8,411,050
	First Niagara Financial Group, Inc.	850,000	13,183,500
	MGIC Investment Corp.	807,100	2,195,312
Thrifts & Mortgage Finance Total			23,789,862
FINANCIALS TOTAL			318,932,921
HEALTH CARE — 9.3%
Health Care Equipment & Supplies — 3.1%
	CONMED Corp. (a)	330,000	7,758,300
	Haemonetics Corp. (a)	240,000	13,725,600
	Invacare Corp.	610,000	9,015,800
Health Care Equipment & Supplies Total			30,499,700
Health Care Providers & Services — 5.1%
	Centene Corp. (a)	550,000	10,175,000
	Kindred Healthcare, Inc. (a)	625,000	6,706,250
	Magellan Health Services, Inc. (a)	365,000	11,990,250
	Owens & Minor, Inc.	305,000	12,666,650
	PharMerica Corp. (a)	551,031	9,158,135
Health Care Providers & Services Total			50,696,285

3

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Life Sciences Tools & Services — 1.1%
	Varian, Inc. (a)	300,000	10,980,000
Life Sciences Tools & Services Total			10,980,000
HEALTH CARE TOTAL			92,175,985
INDUSTRIALS — 16.3%
Aerospace & Defense — 2.5%
	BE Aerospace, Inc. (a)	730,000	5,971,400
	Esterline Technologies Corp. (a)	290,000	10,703,900
	Triumph Group, Inc.	230,000	7,866,000
Aerospace & Defense Total			24,541,300
Airlines — 1.9%
	AirTran Holdings, Inc. (a)	670,000	2,284,700
	Delta Air Lines, Inc. (a)	1,260,000	11,100,600
	UAL Corp.	500,000	5,625,000
Airlines Total			19,010,300
Building Products — 0.3%
	Simpson Manufacturing Co., Inc.	131,600	3,421,600
Building Products Total			3,421,600
Commercial Services & Supplies — 4.1%
	ABM Industries, Inc.	695,000	11,724,650
	Bowne & Co., Inc.	410,000	1,459,600
	Comfort Systems USA, Inc.	1,000,000	8,350,000
	Consolidated Graphics, Inc. (a)	47,152	677,574
	Cornell Companies, Inc. (a)	550,000	12,980,000
	Deluxe Corp.	525,500	5,528,260
Commercial Services & Supplies Total			40,720,084
Construction & Engineering — 0.9%
	EMCOR Group, Inc. (a)	575,000	9,067,750
Construction & Engineering Total			9,067,750
Electrical Equipment — 1.3%
	AZZ, Inc. (a)	285,000	6,857,100
	C&D Technologies, Inc. (a)	1,245,000	1,780,350
	JA Solar Holdings Co., Ltd., ADR (a)	1,250,000	4,400,000
Electrical Equipment Total			13,037,450
Machinery — 1.5%
	Actuant Corp., Class A	460,000	8,252,400
	AGCO Corp. (a)	260,000	6,401,200
Machinery Total			14,653,600

4

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Professional Services — 1.6%
	CBIZ, Inc. (a)	750,000	6,022,500
	Watson Wyatt Worldwide, Inc., Class A	250,000	10,080,000
Professional Services Total			16,102,500
Road & Rail — 0.8%
	Werner Enterprises, Inc.	445,000	7,734,100
Road & Rail Total			7,734,100
Trading Companies & Distributors — 1.4%
	GATX Corp.	365,000	10,274,750
	Houston Wire & Cable Co.	405,500	3,154,790
Trading Companies & Distributors Total			13,429,540
INDUSTRIALS TOTAL			161,718,224
INFORMATION TECHNOLOGY — 8.6%
Communications Equipment — 0.6%
	Brocade Communications Systems, Inc. (a)	2,010,000	6,472,200
Communications Equipment Total			6,472,200
Electronic Equipment & Instruments — 3.7%
	Insight Enterprises, Inc. (a)	850,000	3,459,500
	MTS Systems Corp.	300,000	7,803,000
	NAM TAI Electronics, Inc.	809,100	4,482,414
	Rofin-Sinar Technologies, Inc. (a)	440,000	10,445,600
	Rogers Corp. (a)	365,000	10,293,000
Electronic Equipment & Instruments Total			36,483,514
Internet Software & Services — 0.7%
	Ariba, Inc. (a)	857,300	6,901,265
Internet Software & Services Total			6,901,265
Semiconductors & Semiconductor Equipment — 2.2%
	FEI Co. (a)	300,000	6,096,000
	IXYS Corp.	1,000,000	7,280,000
	Skyworks Solutions, Inc. (a)	1,240,000	6,683,600
	Ultra Clean Holdings (a)	800,000	1,688,000
Semiconductors & Semiconductor Equipment Total			21,747,600
Software — 1.4%
	Lawson Software, Inc. (a)	1,450,000	5,684,000
	Mentor Graphics Corp. (a)	1,154,900	7,830,222
Software Total			13,514,222
INFORMATION TECHNOLOGY TOTAL			85,118,801
MATERIALS — 6.4%
Chemicals — 2.6%
	Olin Corp.	770,000	12,612,600
	OM Group, Inc. (a)	269,000	5,307,370

5

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Chemicals — (continued)
	Rockwood Holdings, Inc. (a)	905,000	8,090,700
Chemicals Total			26,010,670
Construction Materials — 0.4%
	Eagle Materials, Inc.	174,500	3,664,500
Construction Materials Total			3,664,500
Containers & Packaging — 2.2%
	Crown Holdings, Inc. (a)	600,000	9,630,000
	Rock-Tenn Co., Class A	375,000	12,663,750
Containers & Packaging Total			22,293,750
Metals & Mining — 0.5%
	Steel Dynamics, Inc.	562,800	4,648,728
Metals & Mining Total			4,648,728
Paper & Forest Products — 0.7%
	Schweitzer-Mauduit International, Inc.	388,454	7,163,092
Paper & Forest Products Total			7,163,092
MATERIALS TOTAL			63,780,740
TELECOMMUNICATION SERVICES — 0.6%
Diversified Telecommunication Services — 0.6%
	Cincinnati Bell, Inc. (a)	3,300,000	5,709,000
Diversified Telecommunication Services Total			5,709,000
TELECOMMUNICATION SERVICES TOTAL			5,709,000
UTILITIES — 5.5%
Electric Utilities — 1.4%
	Westar Energy, Inc.	675,000	13,655,250
Electric Utilities Total			13,655,250
Gas Utilities — 2.8%
	Atmos Energy Corp.	560,000	13,960,800
	New Jersey Resources Corp.	345,000	13,855,200
Gas Utilities Total			27,816,000
Multi-Utilities — 1.3%
	Integrys Energy Group, Inc.	300,000	13,254,000
Multi-Utilities Total			13,254,000
UTILITIES TOTAL			54,725,250

	Total Common Stocks (cost of $1,355,989,424)		953,530,221

6

		Par ($)	Value ($)
Short-Term Obligation — 3.8%
	Repurchase agreement with Fixed Income Clearing Corp., dated 11/28/08, due 12/01/08 at 0.200%, collateralized by a U.S. Government Agency Obligation maturing 04/15/09, market value of $38,303,914 (repurchase proceeds $37,552,626)	37,552,000	37,552,000

	Total Short-Term Obligation (cost of $37,552,000)		37,552,000

	Total Investments — 100.0% (cost of $1,393,541,424)(b)(c)		991,082,221

	Other Assets & Liabilities, Net — 0.0%		(412,076)

	Net Assets — 100.0%		990,670,145

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On March 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•                 Level 1 – quoted prices in active markets for identical securities

•                 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                 Level 3 – significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2008, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 – Quoted Prices	$953,530,221	$—
	Level 2 – Other Significant Observable Inputs	37,552,000	—
	Level 3 – Significant Unobservable Inputs	—	—
	Total	$991,082,221	$—

(a)	Non-income producing security.

7

(b)	Cost for federal income tax purposes is $1,393,541,424.
(c)	Unrealized appreciation and depreciation at November 30, 2008 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$32,636,670	$(435,095,873)	$(402,459,203)

Acronym		Name
ADR		American Depositary Receipt

8

Item  2. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)   There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	January 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	January 21, 2009

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	January 21, 2009